Portfolio of Investments
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Communication Services 2.3%
Diversified Telecommunication Services 0.5%
Cogent Communications Holdings, Inc.	2,775	227,467
Vonage Holdings Corp.(a)	19,500	140,985
Total		368,452
Entertainment 0.4%
Take-Two Interactive Software, Inc.(a)	2,100	249,081
Interactive Media & Services 0.5%
DHI Group, Inc.(a)	42,700	92,232
Meet Group, Inc. (The)(a)	34,000	199,580
Yelp, Inc.(a)	1,100	19,833
Total		311,645
Media 0.9%
Gray Television, Inc.(a)	6,700	71,958
National CineMedia, Inc.	15,900	51,834
Nexstar Media Group, Inc., Class A	4,100	236,693
TechTarget, Inc.(a)	10,000	206,100
Total		566,585
Wireless Telecommunication Services 0.0%
Gogo(a)	16,900	35,828
Total Communication Services		1,531,591
Consumer Discretionary 7.6%
Auto Components 0.1%
LCI Industries	769	51,392
Modine Manufacturing Co.(a)	10,300	33,475
Total		84,867
Diversified Consumer Services 1.2%
Chegg, Inc.(a)	3,175	113,602
Collectors Universe, Inc.	9,700	151,999
Grand Canyon Education, Inc.(a)	3,940	300,563
Perdoceo Education Corp.(a)	14,800	159,692
WW International, Inc.(a)	2,400	40,584
Total		766,440
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 1.0%
Brinker International, Inc.	3,800	45,638
Dine Brands Global, Inc.	5,475	157,023
Everi Holdings, Inc.(a)	25,100	82,830
Extended Stay America, Inc.	12,663	92,567
Marriott Vacations Worldwide Corp.	2,875	159,792
SeaWorld Entertainment, Inc.(a)	10,100	111,302
Total		649,152
Household Durables 1.7%
D.R. Horton, Inc.	6,000	204,000
Helen of Troy Ltd.(a)	2,023	291,373
KB Home	4,900	88,690
M/I Homes, Inc.(a)	5,150	85,129
Meritage Homes Corp.(a)	550	20,081
Skyline Champion Corp.(a)	8,396	131,649
Taylor Morrison Home Corp., Class A(a)	14,100	155,100
TopBuild Corp.(a)	2,200	157,608
Total		1,133,630
Internet & Direct Marketing Retail 0.3%
Stamps.com, Inc.(a)	1,590	206,827
Leisure Products 0.6%
Brunswick Corp.	4,694	166,027
Malibu Boats, Inc., Class A(a)	6,800	195,772
MasterCraft Boat Holdings, Inc.(a)	6,200	45,260
Total		407,059
Specialty Retail 1.8%
Boot Barn Holdings, Inc.(a)	6,683	86,411
Cato Corp. (The), Class A	3,700	39,479
Foot Locker, Inc.	5,700	125,685
Genesco, Inc.(a)	5,200	69,368
GNC Holdings, Inc., Class A(a)	44,800	20,971
Hibbett Sports, Inc.(a)	9,200	100,602
Lithia Motors, Inc., Class A	1,955	159,899
Rent-A-Center, Inc.	6,220	87,951
Restoration Hardware Holdings, Inc.(a)	1,300	130,611
Sleep Number Corp.(a)	4,500	86,220
Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sportsman’s Warehouse Holdings, Inc.(a)	26,600	163,856
Zumiez, Inc.(a)	6,500	112,580
Total		1,183,633
Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	2,445	160,710
Deckers Outdoor Corp.(a)	1,895	253,930
Levi Strauss & Co., Class A	10,700	133,001
Total		547,641
Total Consumer Discretionary		4,979,249
Consumer Staples 4.2%
Beverages 0.2%
Primo Water Corp.	15,412	139,633
Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	16,946	431,615
Ingles Markets, Inc., Class A	5,200	188,032
SpartanNash Co.	12,100	173,272
Total		792,919
Food Products 1.0%
John B. Sanfilippo & Son, Inc.	2,625	234,675
Post Holdings, Inc.(a)	2,200	182,534
TreeHouse Foods, Inc.(a)	5,700	251,655
Total		668,864
Household Products 0.4%
WD-40 Co.	1,437	288,621
Personal Products 1.3%
BellRing Brands, Inc., Class A(a)	10,400	177,320
Edgewell Personal Care Co.(a)	5,300	127,624
Inter Parfums, Inc.	3,396	157,405
Medifast, Inc.	3,050	190,625
Usana Health Sciences, Inc.(a)	2,945	170,103
Total		823,077
Tobacco 0.1%
Vector Group Ltd.	5,820	54,824
Total Consumer Staples		2,767,938
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.6%
Energy Equipment & Services 0.5%
DMC Global Inc	2,050	47,171
Helmerich & Payne, Inc.	5,700	89,205
Matrix Service Co.(a)	13,200	125,004
TechnipFMC PLC	13,000	87,620
Total		349,000
Oil, Gas & Consumable Fuels 1.1%
Arch Coal, Inc.	5,100	147,390
CVR Energy, Inc.	9,250	152,902
Delek U.S. Holdings, Inc.	6,350	100,076
Dorian LPG Ltd.(a)	2,500	21,775
Southwestern Energy Co.(a)	18,100	30,589
W&T Offshore, Inc.(a)	11,300	19,210
World Fuel Services Corp.	4,250	107,015
WPX Energy, Inc.(a)	36,000	109,800
Total		688,757
Total Energy		1,037,757
Financials 15.1%
Banks 6.5%
Bancorp, Inc. (The)(a)	24,000	145,680
Carolina Financial Corp.	1,450	37,512
ConnectOne Bancorp, Inc.	7,000	94,080
Customers Bancorp, Inc.(a)	12,710	138,920
East West Bancorp, Inc.	6,400	164,736
First BanCorp	34,300	182,476
Fulton Financial Corp.	12,000	137,880
Great Southern Bancorp, Inc.	3,200	129,280
Hancock Whitney Corp.	7,900	154,208
Hilltop Holdings, Inc.	13,300	201,096
Huntington Bancshares, Inc.	14,000	114,940
Independent Bank Corp.	5,400	69,498
International Bancshares Corp.	8,165	219,475
Investors Bancorp, Inc.	27,400	218,926
Lakeland Financial Corp.	5,871	215,759
Metropolitan Bank Holding Corp.(a)	950	25,584
Midland States Bancorp, Inc.	5,800	101,442
MidWestOne Financial Group, Inc.	2,100	43,974

2	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nicolet Bankshares, Inc.(a)	1,975	107,796
OFG Bancorp	15,320	171,278
Pacific Premier Bancorp, Inc.	10,200	192,168
Popular, Inc.	7,600	266,000
Preferred Bank	3,850	130,207
Prosperity Bancshares, Inc.	4,000	193,000
QCR Holdings, Inc.	5,150	139,410
TCF Financial Corp.	6,900	156,354
Trico Bancshares	6,210	185,182
United Community Banks, Inc.	5,800	106,198
Western Alliance Bancorp	5,800	177,538
Total		4,220,597
Capital Markets 1.9%
Artisan Partners Asset Management, Inc., Class A	9,400	202,006
Cohen & Steers, Inc.	4,725	214,751
Federated Hermes, Inc., Class B	10,600	201,930
Houlihan Lokey, Inc.	8,631	449,848
Waddell & Reed Financial, Inc., Class A	17,100	194,598
Total		1,263,133
Consumer Finance 1.3%
Encore Capital Group, Inc.(a)	8,200	191,716
Enova International, Inc.(a)	10,900	157,941
FirstCash, Inc.	3,875	277,992
Regional Management Corp.(a)	9,600	131,136
SLM Corp.	12,300	88,437
Total		847,222
Diversified Financial Services 0.3%
Voya Financial, Inc.	5,500	223,025
Insurance 1.5%
American Equity Investment Life Holding Co.	8,700	163,560
AMERISAFE, Inc.	425	27,400
Employers Holdings, Inc.	6,050	245,085
Genworth Financial, Inc., Class A(a)	31,900	105,908
Hallmark Financial Services, Inc.(a)	6,200	25,048
Lincoln National Corp.	4,000	105,280
Palomar Holdings, Inc.(a)	3,485	202,688
Common Stocks (continued)
Issuer	Shares	Value ($)
Selective Insurance Group, Inc.	850	42,245
Universal Insurance Holdings, Inc.	4,348	77,916
Total		995,130
Mortgage Real Estate Investment Trusts (REITS) 0.3%
Invesco Mortgage Capital, Inc.	14,600	49,786
New Residential Investment Corp.	14,300	71,643
Starwood Property Trust, Inc.	8,200	84,050
Total		205,479
Thrifts & Mortgage Finance 3.3%
Axos Financial, Inc.(a)	6,800	123,284
Essent Group Ltd.	8,100	213,354
Federal Agricultural Mortgage Corp.	3,600	200,268
Flagstar Bancorp, Inc.	18,650	369,830
Merchants Bancorp	16,667	253,005
Meridian Bancorp, Inc.	7,000	78,540
Meta Financial Group, Inc.	8,200	178,104
MGIC Investment Corp.	20,500	130,175
NMI Holdings, Inc., Class A(a)	10,700	124,227
Radian Group, Inc.	16,900	218,855
Walker & Dunlop, Inc.	5,811	234,009
Total		2,123,651
Total Financials		9,878,237
Health Care 20.3%
Biotechnology 7.5%
ACADIA Pharmaceuticals, Inc.(a)	10,135	428,204
Acceleron Pharma, Inc.(a)	3,288	295,492
Agios Pharmaceuticals, Inc.(a)	380	13,482
Arcutis Biotherapeutics, Inc.(a)	5,107	152,189
Arena Pharmaceuticals, Inc.(a)	5,870	246,540
Arrowhead Pharmaceuticals, Inc.(a)	2,480	71,350
Atara Biotherapeutics, Inc.(a)	4,820	41,018
Black Diamond Therapeutics, Inc.(a)	4,540	113,273
bluebird bio, Inc.(a)	1,825	83,877
Blueprint Medicines Corp.(a)	2,140	125,147
Dynavax Technologies Corp.(a)	22,185	78,313
Enanta Pharmaceuticals, Inc.(a)	2,300	118,289
Fate Therapeutics, Inc.(a)	8,941	198,580
Gossamer Bio, Inc.(a)	4,618	46,873

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Immunomedics, Inc.(a)	42,560	573,709
Insmed, Inc.(a)	18,653	299,008
Intercept Pharmaceuticals, Inc.(a)	3,359	211,483
Karuna Therapeutics, Inc.(a)	475	34,200
Kiniksa Pharmaceuticals Ltd., Class A(a)	14,105	218,345
MacroGenics, Inc.(a)	15,833	92,148
Mirati Therapeutics, Inc.(a)	1,975	151,818
Natera, Inc.(a)	9,078	271,069
Precision BioSciences, Inc.(a)	8,799	53,058
Revolution Medicines, Inc.(a)	6,769	148,309
Rubius Therapeutics, Inc.(a)	6,980	31,061
Sage Therapeutics, Inc.(a)	3,055	87,740
Sarepta Therapeutics, Inc.(a)	1,260	123,253
SpringWorks Therapeutics, Inc.(a)	6,534	176,418
TCR2 Therapeutics, Inc.(a)	8,710	67,415
Turning Point Therapeutics, Inc.(a)	3,358	149,968
Ultragenyx Pharmaceutical, Inc.(a)	1,410	62,646
uniQure NV(a)	2,600	123,370
Total		4,887,645
Health Care Equipment & Supplies 4.3%
Angiodynamics, Inc.(a)	14,600	152,278
Atrion Corp.	242	157,300
AxoGen, Inc.(a)	20,626	214,510
CONMED Corp.	675	38,657
Globus Medical, Inc., Class A(a)	5,642	239,954
Haemonetics Corp.(a)	750	74,745
Integer Holdings Corp.(a)	3,975	249,868
Invacare Corp.	5,800	43,094
Lantheus Holdings, Inc.(a)	16,300	207,988
Natus Medical, Inc.(a)	9,350	216,266
NuVasive, Inc.(a)	2,100	106,386
Penumbra, Inc.(a)	642	103,574
Quidel Corp.(a)	2,675	261,642
SI-BONE, Inc.(a)	14,627	174,793
Tactile Systems Technology, Inc.(a)	3,906	156,865
Teleflex, Inc.	800	234,288
Varex Imaging Corp.(a)	8,600	195,306
Total		2,827,514
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.8%
Amedisys, Inc.(a)	1,030	189,046
Chemed Corp.	551	238,693
Corvel Corp.(a)	4,367	238,045
Cross Country Healthcare, Inc.(a)	14,000	94,360
LHC Group, Inc.(a)	2,775	389,055
Magellan Health, Inc.(a)	4,400	211,684
National Research Corp., Class A	6,448	293,255
Owens & Minor, Inc.	14,100	129,015
Providence Service Corp. (The)(a)	900	49,392
Tenet Healthcare Corp.(a)	2,800	40,320
Total		1,872,865
Health Care Technology 1.5%
HealthStream, Inc.(a)	8,800	210,760
Livongo Health, Inc.(a)	6,982	199,197
Omnicell, Inc.(a)	4,050	265,599
Teladoc Health, Inc.(a)	1,920	297,619
Total		973,175
Life Sciences Tools & Services 1.4%
Medpace Holdings, Inc.(a)	3,625	266,002
NanoString Technologies, Inc.(a)	5,461	131,337
Repligen Corp.(a)	1,675	161,705
Syneos Health, Inc.(a)	9,050	356,751
Total		915,795
Pharmaceuticals 2.8%
Aerie Pharmaceuticals, Inc.(a)	4,300	58,050
Amneal Pharmaceuticals, Inc.(a)	26,300	91,524
Amphastar Pharmaceuticals, Inc.(a)	10,600	157,304
GW Pharmaceuticals PLC, ADR(a)	1,775	155,437
Horizon Therapeutics PLC(a)	7,700	228,074
Odonate Therapeutics, Inc.(a)	5,400	149,094
Phibro Animal Health Corp., Class A	1,300	31,421
Prestige Consumer Healthcare, Inc.(a)	7,350	269,598
Reata Pharmaceuticals, Inc., Class A(a)	2,235	322,600
Supernus Pharmaceuticals, Inc.(a)	3,535	63,594
Theravance Biopharma, Inc.(a)	12,270	283,560
Total		1,810,256
Total Health Care		13,287,250

4	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.3%
Aerospace & Defense 0.5%
BWX Technologies, Inc.	2,738	133,368
Curtiss-Wright Corp.	2,050	189,441
Total		322,809
Air Freight & Logistics 0.2%
Radiant Logistics, Inc.(a)	29,500	114,165
Airlines 0.2%
Skywest, Inc.	4,900	128,331
Building Products 2.1%
American Woodmark Corp.(a)	3,150	143,546
Armstrong World Industries, Inc.	2,650	210,463
Builders FirstSource, Inc.(a)	14,700	179,781
Caesarstone Ltd.	15,600	164,892
CSW Industrials, Inc.	3,350	217,247
Gibraltar Industries, Inc.(a)	5,750	246,790
Insteel Industries, Inc.	2,700	35,775
Quanex Building Products Corp.	16,500	166,320
Total		1,364,814
Commercial Services & Supplies 1.6%
Brady Corp., Class A	5,800	261,754
Brink’s Co. (The)	3,087	160,678
Healthcare Services Group, Inc.	3,350	80,099
Herman Miller, Inc.	7,150	158,730
HNI Corp.	8,100	204,039
Tetra Tech, Inc.	550	38,841
Unifirst Corp.	853	128,880
Total		1,033,021
Construction & Engineering 1.7%
Aegion Corp.(a)	2,000	35,860
Comfort Systems U.S.A., Inc.	6,217	227,231
EMCOR Group, Inc.	4,275	262,143
Great Lakes Dredge & Dock Corp.(a)	25,010	207,583
MasTec, Inc.(a)	10,875	355,939
Total		1,088,756
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.1%
Atkore International Group, Inc.(a)	16,575	349,235
Bloom Energy Corp., Class A(a)	11,800	61,714
GrafTech International Ltd.	19,700	159,964
Sunrun, Inc.(a)	12,400	125,240
Thermon(a)	3,800	57,266
Total		753,419
Machinery 2.5%
Ingersoll Rand, Inc.(a)	7,300	181,040
ITT, Inc.	3,313	150,278
Lydall, Inc.(a)	9,400	60,724
Mueller Industries, Inc.	10,000	239,400
Oshkosh Corp.	3,300	212,289
Rexnord Corp.	9,300	210,831
SPX Corp.(a)	13,507	440,868
Watts Water Technologies, Inc., Class A	1,420	120,203
Total		1,615,633
Marine 0.2%
Costamare, Inc.	31,400	141,928
Professional Services 2.0%
Barrett Business Services, Inc.	3,250	128,830
Exponent, Inc.	5,028	361,563
FTI Consulting, Inc.(a)	1,310	156,899
Heidrick & Struggles International, Inc.	8,400	189,000
ICF International, Inc.	2,683	184,322
Kforce, Inc.	8,000	204,560
Korn/Ferry International	4,300	104,576
Total		1,329,750
Road & Rail 0.6%
ArcBest Corp.	4,930	86,374
Hertz Global Holdings, Inc.(a)	10,200	63,036
Knight-Swift Transportation Holdings, Inc.	2,300	75,440
Saia, Inc.(a)	2,001	147,153
Total		372,003

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.6%
BMC Stock Holdings, Inc.(a)	12,000	212,760
Foundation Building Materials, Inc.(a)	13,000	133,770
GMS, Inc.(a)	10,900	171,457
MRC Global, Inc.(a)	28,400	120,984
SiteOne Landscape Supply, Inc.(a)	1,660	122,209
Triton International Ltd.	6,000	155,220
Veritiv Corp.(a)	17,300	135,978
Total		1,052,378
Total Industrials		9,317,007
Information Technology 15.7%
Communications Equipment 1.0%
ADTRAN, Inc.	2,500	19,200
Ciena Corp.(a)	5,900	234,879
Comtech Telecommunications Corp.	3,800	50,502
Lumentum Holdings, Inc.(a)	2,400	176,880
Viavi Solutions, Inc.(a)	12,700	142,367
Total		623,828
Electronic Equipment, Instruments & Components 3.5%
Badger Meter, Inc.	4,007	214,775
Benchmark Electronics, Inc.	10,700	213,893
ePlus, Inc.(a)	3,115	195,061
Methode Electronics, Inc.	8,750	231,263
Plexus Corp.(a)	4,100	223,696
Rogers Corp.(a)	2,575	243,131
Sanmina Corp.(a)	9,800	267,344
Scansource, Inc.(a)	6,900	147,591
SYNNEX Corp.	2,800	204,680
Vishay Intertechnology, Inc.	17,200	247,852
Vishay Precision Group, Inc.(a)	5,350	107,428
Total		2,296,714
IT Services 3.6%
Booz Allen Hamilton Holdings Corp.	3,500	240,240
Cardtronics PLC, Class A(a)	7,900	165,268
Cass Information Systems, Inc.	1,160	40,786
Endava PLC, ADR(a)	2,060	72,430
EVERTEC, Inc.	9,450	214,798
ExlService Holdings, Inc.(a)	1,075	55,932
Common Stocks (continued)
Issuer	Shares	Value ($)
Hackett Group	4,400	55,968
KBR, Inc.	10,100	208,868
Leidos Holdings, Inc.	2,700	247,455
LiveRamp Holdings, Inc.(a)	4,293	141,326
MAXIMUS, Inc.	3,100	180,420
NIC, Inc.	10,700	246,100
Perspecta, Inc.	14,600	266,304
TTEC Holdings, Inc.	5,900	216,648
Total		2,352,543
Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.(a)	2,524	122,389
Amkor Technology, Inc.(a)	24,370	189,842
Cypress Semiconductor Corp.	8,100	188,892
Formfactor, Inc.(a)	2,200	44,198
Inphi Corp.(a)	1,881	148,919
Kulicke & Soffa Industries, Inc.	6,600	137,742
Marvell Technology Group Ltd.	7,400	167,462
ON Semiconductor Corp.(a)	12,800	159,232
Onto Innovation, Inc.(a)	4,505	133,663
Synaptics, Inc.(a)	4,550	263,309
Ultra Clean Holdings, Inc.(a)	12,600	173,880
Xperi Corp.	15,800	219,778
Total		1,949,306
Software 4.6%
Alteryx, Inc., Class A(a)	1,220	116,107
American Software, Inc., Class A	5,500	78,155
Avaya Holdings Corp.(a)	19,700	159,373
Blackline, Inc.(a)	5,171	272,046
CyberArk Software Ltd.(a)	1,260	107,806
j2 Global, Inc.	8,297	621,031
Manhattan Associates, Inc.(a)	5,415	269,775
MicroStrategy, Inc., Class A(a)	290	34,249
Mimecast Ltd.(a)	7,029	248,124
Progress Software Corp.	6,950	222,400
Qualys, Inc.(a)	7,165	623,283
SecureWorks Corp., Class A(a)	2,100	24,171
SPS Commerce, Inc.(a)	5,400	251,154
Total		3,027,674
Total Information Technology		10,250,065

6	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.3%
Chemicals 1.3%
CF Industries Holdings, Inc.	5,200	141,440
Chase Corp.	975	80,233
Huntsman Corp.	10,700	154,401
Innospec, Inc.	2,550	177,199
Koppers Holdings, Inc.(a)	2,050	25,359
Orion Engineered Carbons SA	9,500	70,870
PolyOne Corp.	8,974	170,237
Total		819,739
Construction Materials 0.3%
Forterra, Inc.(a)	11,900	71,162
U.S. Concrete, Inc.(a)	6,850	124,259
Total		195,421
Metals & Mining 1.1%
Cleveland-Cliffs, Inc.	30,500	120,475
Commercial Metals Co.	15,300	241,587
Materion Corp.	3,230	113,082
Schnitzer Steel Industries, Inc., Class A	5,400	70,416
Steel Dynamics, Inc.	7,100	160,034
Total		705,594
Paper & Forest Products 0.6%
Schweitzer-Mauduit International, Inc.	7,900	219,778
Verso Corp., Class A(a)	16,700	188,376
Total		408,154
Total Materials		2,128,908
Real Estate 8.1%
Equity Real Estate Investment Trusts (REITS) 7.0%
Alexander’s, Inc.	115	31,734
Alexandria Real Estate Equities, Inc.	2,100	287,826
American Assets Trust, Inc.	10,800	270,000
Ashford Hospitality Trust, Inc.	36,100	26,685
CoreCivic, Inc.	5,200	58,084
CorEnergy Infrastructure Trust, Inc.	6,244	114,765
Duke Realty Corp.	7,600	246,088
EastGroup Properties, Inc.	2,875	300,380
First Industrial Realty Trust, Inc.	8,200	272,486
Highwoods Properties, Inc.	4,300	152,306
Common Stocks (continued)
Issuer	Shares	Value ($)
Hudson Pacific Properties, Inc.	6,500	164,840
Independence Realty Trust, Inc.	14,100	126,054
Investors Real Estate Trust	3,673	202,015
Lexington Realty Trust	28,000	278,040
Mack-Cali Realty Corp.	11,500	175,145
Mid-America Apartment Communities, Inc.	1,450	149,394
New Senior Investment Group, Inc.	4,800	12,288
Office Properties Income Trust	8,350	227,537
Piedmont Office Realty Trust, Inc.	6,600	116,556
PS Business Parks, Inc.	3,770	510,910
Retail Value, Inc.	15,314	187,597
Sun Communities, Inc.	2,100	262,185
UMH Properties, Inc.	19,655	213,453
Uniti Group, Inc.	32,900	198,387
Total		4,584,755
Real Estate Management & Development 1.1%
Colliers International Group, Inc.	2,220	106,582
Consolidated-Tomoka Land Co.	800	36,264
FirstService Corp.	3,508	270,537
RE/MAX Holdings, Inc., Class A	1,300	28,496
Redfin Corp.(a)	5,250	80,955
RMR Group, Inc. (The), Class A	5,700	153,729
Total		676,563
Total Real Estate		5,261,318
Utilities 3.8%
Electric Utilities 1.2%
Alliant Energy Corp.	5,100	246,279
Otter Tail Corp.	1,450	64,467
Pinnacle West Capital Corp.	2,100	159,159
Portland General Electric Co.	6,750	323,595
Total		793,500
Gas Utilities 1.3%
Chesapeake Utilities Corp.	2,755	236,131
New Jersey Resources Corp.	4,800	163,056
South Jersey Industries, Inc.	5,900	147,500
Southwest Gas Holdings, Inc.	4,275	297,369
Total		844,056

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.3%
Avista Corp.	6,500	276,185
CMS Energy Corp.	4,300	252,625
NorthWestern Corp.	2,225	133,122
Unitil Corp.	4,050	211,896
Total		873,828
Total Utilities		2,511,384
Total Common Stocks (Cost $83,079,470)		62,950,704

Limited Partnerships 0.1%

Consumer Discretionary 0.1%
Hotels, Restaurants & Leisure 0.1%
Cedar Fair LP	3,563	65,345
Total Consumer Discretionary		65,345
Total Limited Partnerships (Cost $181,590)		65,345

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	2,472,536	2,471,300
Total Money Market Funds (Cost $2,472,158)		2,471,300
Total Investments in Securities (Cost: $85,733,218)		65,487,349
Other Assets & Liabilities, Net		(100,206)
Net Assets		65,387,143

At March 31, 2020, securities and/or cash totaling $134,900 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	19	06/2020	USD	1,090,220	40,803	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	3,104,722	8,765,748	(9,397,934)	2,472,536	340	(811)	8,255	2,471,300
Abbreviation Legend
ADR	American Depositary Receipt
8	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2020 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Liquidation
The Fund’s Board of Trustees approved the liquidation and termination of the Fund. Completion of a transaction involving the liquidation of the Fund and the substitution of shares of another fund for shares of the Fund held by RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (the RiverSource Life Insurance Companies) or by other insurance companies on behalf of variable annuity and variable life insurance contract owners (that is, the reinvestment of liquidation proceeds into another fund) is subject to a number of conditions. On April 24, 2020, the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares. As of the close of business on April 23, 2020, the Fund will not accept any orders for the purchase of shares of the Fund.
Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2020	9

Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allegany Park CLO Ltd.(a),(b)
Series 2019-1A Class C
3-month USD LIBOR + 2.550% Floor 2.550% 01/20/2033	3.400%	9,625,000	8,074,287
Ares XLI CLO Ltd.(a),(b)
Series 2019-41A Class AR
3-month USD LIBOR + 1.200% Floor 1.200% 01/15/2029	3.031%	10,300,000	9,854,927
Bean Creek CLO Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.450% Floor 1.450% 04/20/2031	3.277%	3,200,000	2,790,307
BRE Grand Islander Timeshare Issuer LLC(a)
Series 2017-1A Class A
05/25/2029	2.940%	3,231,631	3,237,842
CBAM Ltd.(a),(b)
Series 2018-5A Class B1
3-month USD LIBOR + 1.400% Floor 1.400% 04/17/2031	3.236%	2,755,000	2,470,692
CIFC Funding Ltd.(a),(b)
Series 2013-2A Class A2LR
3-month USD LIBOR + 1.600% Floor 1.600% 10/18/2030	3.419%	9,000,000	8,248,014
Series 2016-1A Class BR
3-month USD LIBOR + 1.950% 10/21/2031	3.769%	4,350,000	3,800,438
Elmwood CLO IV Ltd.(a),(b)
Series 2020-1A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 04/15/2033	3.000%	12,500,000	10,625,000
Goldentree Loan Management US CLO 5 Ltd.(a),(b)
Series 2019-5A Class A
3-month USD LIBOR + 1.300% Floor 1.300% 10/20/2032	3.488%	4,250,000	3,991,609
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2018-3A Class B1
3-month USD LIBOR + 1.550% 04/20/2030	3.369%	4,000,000	3,688,156
Goodgreen(a),(c)
Series 2018-1A Class A
10/15/2053	3.930%	6,604,279	6,720,370
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Trust(a)
Series 2014-AA Class A
11/25/2026	1.770%	1,533,536	1,504,568
Series 2014-AA Class B
11/25/2026	2.070%	785,079	777,583
Series 2017-AA Class A
12/26/2028	2.660%	2,769,660	2,776,400
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class B
1-month USD LIBOR + 0.950% 03/17/2037	1.655%	9,425,000	7,801,727
KKR CLO Ltd.(a),(b)
Series 2022A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 07/20/2031	3.419%	2,250,000	1,966,372
LCM XIV LP(a),(b)
Series 2014A Class BR
3-month USD LIBOR + 1.580% 07/20/2031	3.399%	6,750,000	5,940,486
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class BR
3-month USD LIBOR + 1.600% Floor 1.600% 01/15/2033	3.258%	7,250,000	6,277,376
Magnetite VIII Ltd.(a),(b)
Series 2014-8A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 04/15/2031	3.331%	1,850,000	1,714,617
Magnetite XXIV Ltd.(a),(b)
Series 2019-24A Class B
3-month USD LIBOR + 1.850% Floor 1.850% 01/15/2033	3.757%	7,800,000	7,053,946
Series 2019-24A Class C
3-month USD LIBOR + 2.550% Floor 2.550% 01/15/2033	4.457%	11,500,000	9,687,922
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	1,551,302	1,521,049
Octagon Investment Partners 45 Ltd.(a),(b)
Series 2019-1A Class B1
3-month USD LIBOR + 1.850% Floor 1.850% 10/15/2032	3.679%	7,650,000	6,665,912
10	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	2,253,387	2,229,237
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/2033	2.330%	2,066,187	2,037,784
Series 2018-2A Class B
06/20/2035	3.650%	4,284,164	4,281,231
Series 2019-2A Class C
05/20/2036	3.120%	5,083,669	4,929,449
Subordinated Series 2018-3A Class B
09/20/2035	3.870%	3,648,136	3,624,637
Sounds Point CLO Ltd.(a),(b)
Series 2013-3RA Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/18/2031	2.969%	2,500,000	2,288,840
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	3.569%	3,190,000	2,723,277
U.S. Airways Pass-Through Trust
Series 2013-1 Class A
11/15/2025	3.950%	1,102,488	791,742
Voya CLO Ltd.(a),(b)
Series 2013-2A Class A2AR
3-month USD LIBOR + 1.400% Floor 1.400% 04/25/2031	3.194%	5,550,000	4,732,391
Series 2013-3A Class A2RR
3-month USD LIBOR + 1.700% Floor 1.700% 10/18/2031	3.519%	2,500,000	2,137,373
VSE Mortgage LLC(a)
Subordinated, Series 2017-A Class B
03/20/2035	2.630%	5,635,471	5,647,984
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/2033	2.540%	3,773,908	3,729,171
Total Asset-Backed Securities — Non-Agency (Cost $172,302,664)			156,342,716

Commercial Mortgage-Backed Securities - Non-Agency 5.5%

Benchmark Mortgage Trust
Series 2018-B6 Class AS
10/10/2051	4.441%	10,168,000	10,931,264
Cantor Commercial Real Estate Lending
Series 2019-CF3 Class AS
01/15/2053	3.298%	15,000,000	14,268,112
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Pass-Through Certificates(c)
Series 2016-CR28 Class B
02/10/2049	4.646%	5,230,000	5,248,879
Commercial Mortgage Trust
Series 2014-LC17 Class B
10/10/2047	4.490%	9,400,000	9,326,372
Series 2015-CR22 Class B
03/10/2048	3.926%	10,000,000	9,734,501
Subordinated, Series 2015-LC21 Class AM
07/10/2048	4.043%	12,470,000	13,082,654
GS Mortgage Securities Trust
Series 2020-GC45 Class AS
02/13/2053	3.173%	5,000,000	4,706,825
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class B
1-month USD LIBOR + 1.150% Floor 1.150% 12/17/2036	1.855%	17,475,000	14,744,308
Series 2018-SFR2 Class C
1-month USD LIBOR + 1.280% Floor 1.350% 06/17/2037	1.985%	11,325,000	8,989,598
Series 2018-SFR3 Class B
1-month USD LIBOR + 1.150% Floor 1.200% 07/17/2037	1.900%	14,475,000	12,250,650
Subordinated Series 2018-SFR4 Class B
1-month USD LIBOR + 1.250% Floor 1.100% 01/17/2038	2.050%	16,000,000	13,346,762
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2 Class B
08/15/2049	3.460%	9,200,000	8,374,765
Series 2016-JP3 Class AS
08/15/2049	3.144%	7,575,000	7,364,470
JPMorgan Chase Commercial Mortgage Securities Trust(c)
Subordinated, Series 2013-C16 Class C
12/15/2046	5.027%	5,000,000	4,556,774
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	11,949,662	11,807,331
Series 2019-SRF4 Class A
10/17/2036	2.687%	21,600,000	20,161,667
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $185,892,487)			168,894,932

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes 29.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Lockheed Martin Corp.
03/01/2045	3.800%	1,920,000	2,130,776
Airlines 0.1%
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	1,742,630	1,745,818
Apartment REIT 0.2%
AvalonBay Communities, Inc.
01/15/2028	3.200%	60,000	60,034
Essex Portfolio LP
08/15/2022	3.625%	1,590,000	1,622,663
05/01/2023	3.250%	2,805,000	2,944,598
Total			4,627,295
Automotive 0.7%
Ford Motor Credit Co. LLC
08/02/2021	5.875%	6,650,000	6,516,209
08/03/2022	2.979%	3,300,000	3,068,521
11/01/2022	3.350%	1,720,000	1,607,535
General Motors Co.
04/01/2038	5.150%	1,970,000	1,447,267
General Motors Financial Co., Inc.
07/06/2021	3.200%	1,970,000	1,870,658
03/01/2026	5.250%	2,360,000	2,078,438
ZF North America Capital, Inc.(a)
04/29/2020	4.000%	3,637,000	3,640,648
Total			20,229,276
Banking 7.2%
Ally Financial, Inc.
03/30/2025	4.625%	5,889,000	5,632,241
Subordinated
11/20/2025	5.750%	707,000	691,929
Banco Santander SA
04/11/2022	3.500%	3,600,000	3,582,954
Bank of America Corp.(d)
12/20/2023	3.004%	2,897,000	2,951,667
12/20/2028	3.419%	5,767,000	5,931,223
Bank of America Corp.
Subordinated
01/22/2025	4.000%	5,050,000	5,290,211
Bank of Montreal
02/05/2024	3.300%	10,905,000	11,271,220
Barclays Bank PLC
Subordinated
10/14/2020	5.140%	1,230,000	1,224,007
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BNP Paribas SA(a),(d)
11/19/2025	2.819%	3,138,000	3,048,267
BPCE SA(a)
Subordinated
07/21/2024	5.150%	3,930,000	4,139,495
Canadian Imperial Bank of Commerce
01/28/2025	2.250%	5,100,000	5,041,874
Capital One Bank U.S.A. NA
Subordinated
02/15/2023	3.375%	3,180,000	3,087,382
Capital One Bank USA NA(d)
01/28/2026	2.280%	2,777,000	2,500,780
Capital One Financial Corp.
01/31/2028	3.800%	4,520,000	4,438,250
Citigroup, Inc.
12/08/2021	2.900%	10,308,000	10,386,196
04/25/2022	2.750%	4,453,000	4,496,089
Citigroup, Inc.(d)
10/27/2028	3.520%	2,990,000	3,050,153
Cooperatieve Rabobank UA
Subordinated
11/09/2022	3.950%	3,610,000	3,667,873
Credit Suisse Group AG(a),(d)
09/11/2025	2.593%	2,500,000	2,378,628
Credit Suisse Group AG(a),(d),(e)
04/01/2031	4.194%	3,400,000	3,481,542
Credit Suisse Group Funding Guernsey Ltd.
04/16/2021	3.450%	4,420,000	4,448,291
Discover Bank
07/27/2026	3.450%	6,010,000	5,880,666
Fifth Third Bancorp
01/28/2025	2.375%	4,200,000	4,104,497
FNB Corp.
02/24/2023	2.200%	3,900,000	3,824,574
Goldman Sachs Group, Inc. (The)
04/01/2025	3.500%	5,915,000	6,045,349
11/16/2026	3.500%	5,450,000	5,591,723
HSBC Holdings PLC(d)
03/13/2023	3.262%	2,450,000	2,441,644
Subordinated
11/07/2025	2.633%	5,100,000	5,017,141
HSBC Holdings PLC
03/08/2026	4.300%	2,440,000	2,585,699
05/25/2026	3.900%	895,000	933,062
03/31/2030	4.950%	2,060,000	2,268,290
Subordinated
11/23/2026	4.375%	4,890,000	5,161,861

12	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntington Bancshares, Inc.
02/04/2030	2.550%	6,850,000	6,216,686
JPMorgan Chase & Co.(d)
12/05/2024	4.023%	3,280,000	3,469,962
05/06/2030	3.702%	6,330,000	6,704,803
12/31/2049	4.000%	7,110,000	6,081,347
Lloyds Banking Group PLC(d)
11/07/2023	2.907%	1,421,000	1,394,208
02/05/2026	2.438%	3,018,000	2,850,065
Morgan Stanley
05/19/2022	2.750%	2,900,000	2,916,568
10/23/2024	3.700%	2,710,000	2,861,783
07/23/2025	4.000%	9,530,000	10,156,879
Morgan Stanley(d)
01/22/2031	2.699%	3,540,000	3,439,644
PNC Bank NA
Subordinated
10/22/2029	2.700%	4,300,000	4,124,272
State Street Corp.(a),(d)
03/30/2023	2.825%	855,000	863,048
Sumitomo Mitsui Financial Group, Inc.
01/15/2025	2.348%	5,900,000	5,835,004
Synchrony Financial
07/25/2022	2.850%	3,560,000	3,380,936
Truist Bank
Subordinated
03/11/2030	2.250%	3,795,000	3,470,806
U.S. Bancorp
Subordinated
09/11/2024	3.600%	630,000	671,553
U.S. Bank NA
01/27/2025	2.800%	2,390,000	2,444,563
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	4,300,000	4,336,062
09/24/2025	4.125%	3,500,000	3,701,503
UniCredit SpA(a),(d)
Subordinated
06/19/2032	5.861%	2,520,000	2,418,673
Wells Fargo & Co.
10/23/2026	3.000%	4,850,000	5,051,734
Subordinated
08/15/2023	4.125%	2,510,000	2,576,132
11/04/2044	4.650%	2,685,000	2,953,563
Total			222,514,572
Brokerage/Asset Managers/Exchanges 0.2%
Banco BTG Pactual SA(a)
01/10/2025	4.500%	1,200,000	1,043,268
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KKR Group Finance Co. VII LLC(a)
02/25/2050	3.625%	6,510,000	5,388,556
Total			6,431,824
Building Materials 0.5%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	4,980,000	4,539,471
Martin Marietta Materials, Inc.
03/15/2030	2.500%	4,671,000	4,222,377
Masco Corp.
04/01/2025	4.450%	1,250,000	1,252,193
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,490,000	4,132,864
Stanley Black & Decker, Inc.(d)
03/15/2060	4.000%	1,355,000	1,276,605
Total			15,423,510
Cable and Satellite 0.8%
Cable Onda SA(a)
01/30/2030	4.500%	2,800,000	2,469,191
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	3,810,000	4,043,006
03/15/2028	4.200%	720,000	731,932
03/01/2050	4.800%	2,265,000	2,373,063
Comcast Corp.
08/15/2035	4.400%	5,310,000	6,258,078
05/15/2038	6.400%	3,172,000	4,458,998
03/01/2044	4.750%	1,565,000	1,964,264
11/01/2047	3.969%	2,112,000	2,429,770
Total			24,728,302
Chemicals 0.1%
CF Industries, Inc.(a)
12/01/2026	4.500%	2,080,000	2,181,866
CF Industries, Inc.
03/15/2034	5.150%	1,750,000	1,775,614
Total			3,957,480
Construction Machinery 0.1%
Ashtead Capital, Inc.(a)
08/15/2025	4.125%	3,050,000	2,879,102
Consumer Cyclical Services 0.1%
Mastercard, Inc.
06/01/2049	3.650%	1,280,000	1,451,924
Visa, Inc.(e)
04/15/2027	1.900%	1,515,000	1,510,728

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Union Co. (The)
01/10/2025	2.850%	875,000	870,529
Total			3,833,181
Consumer Products 0.0%
Kimberly-Clark Corp.
03/26/2030	3.100%	605,000	650,896
Diversified Manufacturing 0.5%
Carlisle Companies, Inc.
03/01/2030	2.750%	6,900,000	6,018,041
Carrier Global Corp.(a)
02/15/2030	2.722%	2,737,000	2,519,268
Otis Worldwide Corp.(a),(b)
3-month USD LIBOR + 0.450% 04/05/2023	2.088%	1,300,000	1,231,706
Otis Worldwide Corp.(a)
04/05/2025	2.056%	2,775,000	2,710,890
United Technologies Corp.
04/15/2040	5.700%	1,770,000	2,244,869
Total			14,724,774
Electric 1.9%
AEP Transmission Co. LLC
12/01/2047	3.750%	1,820,000	1,852,439
Ameren Corp.(e)
01/15/2031	3.500%	911,000	908,841
Berkshire Hathaway Energy Co.
07/15/2048	3.800%	3,390,000	3,492,479
CenterPoint Energy, Inc.
11/01/2028	4.250%	2,430,000	2,528,019
Cometa Energia SA de CV(a)
04/24/2035	6.375%	3,270,375	3,044,015
Commonwealth Edison Co.
11/15/2049	3.200%	850,000	840,487
Consolidated Edison Co. of New York, Inc.
03/01/2043	3.950%	2,790,000	2,523,631
Dominion Energy, Inc.
10/01/2025	3.900%	750,000	773,845
08/01/2041	4.900%	2,650,000	2,822,998
DTE Electric Co.
03/01/2030	2.250%	2,770,000	2,677,023
Duke Energy Corp.
09/15/2021	3.550%	1,800,000	1,818,780
Duke Energy Florida LLC
09/15/2037	6.350%	1,170,000	1,586,492
11/15/2042	3.850%	1,610,000	1,721,881
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Progress LLC
12/01/2044	4.150%	3,385,000	3,699,190
Exelon Corp.
12/01/2020	5.150%	2,520,000	2,547,280
04/15/2046	4.450%	960,000	954,025
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	1,540,000	1,538,814
Florida Power & Light Co.
02/01/2042	4.125%	1,840,000	2,089,037
10/01/2049	3.150%	1,150,000	1,193,465
IPALCO Enterprises, Inc.
07/15/2020	3.450%	3,270,000	3,258,064
MidAmerican Energy Co.
10/15/2044	4.400%	1,090,000	1,245,236
Nevada Power Co.
05/01/2030	2.400%	1,932,000	1,740,436
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	4,400,000	4,316,922
Oncor Electric Delivery Co. LLC
09/15/2049	3.100%	1,420,000	1,411,706
Potomac Electric Power Co.
03/15/2024	3.600%	2,050,000	2,088,530
Xcel Energy, Inc.
12/01/2026	3.350%	1,210,000	1,174,062
Xcel Energy, Inc.(e)
06/01/2030	3.400%	3,000,000	3,044,022
Total			56,891,719
Environmental 0.4%
Republic Services, Inc.
03/01/2030	2.300%	6,832,000	6,451,650
Waste Connections, Inc.
05/01/2029	3.500%	140,000	141,586
02/01/2030	2.600%	7,000,000	6,567,255
Total			13,160,491
Finance Companies 0.8%
Air Lease Corp.
02/01/2030	3.000%	6,467,000	5,000,734
Ares Capital Corp.
07/15/2025	3.250%	6,340,000	5,105,275
Goldman Sachs BDC, Inc.
02/10/2025	3.750%	2,308,000	2,197,697
International Lease Finance Corp.
08/15/2022	5.875%	3,000,000	2,811,396
Navient Corp.
03/15/2027	5.000%	2,100,000	1,806,084

14	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktree Specialty Lending Corp.
02/25/2025	3.500%	3,235,000	2,946,164
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%	4,600,000	3,810,461
Total			23,677,811
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	4,980,000	5,423,891
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	4,690,000	5,184,606
Constellation Brands, Inc.
12/01/2025	4.750%	1,470,000	1,535,179
Kraft Heinz Foods Co.(a)
04/01/2030	3.750%	2,630,000	2,499,089
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,920,000	2,879,939
Post Holdings, Inc.(a)
04/15/2030	4.625%	3,660,000	3,502,843
Sysco Corp.(e)
04/01/2030	5.950%	900,000	943,813
Total			21,969,360
Health Care 1.1%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	3,940,000	3,813,036
Baxter International, Inc.(a)
04/01/2030	3.950%	600,000	643,545
Becton Dickinson and Co.
12/15/2024	3.734%	1,880,000	1,938,349
Catholic Health Initiatives
11/01/2022	2.950%	1,425,000	1,354,042
Cigna Corp.
03/15/2030	2.400%	2,790,000	2,637,395
CVS Health Corp.
12/01/2022	2.750%	3,840,000	3,868,009
03/25/2028	4.300%	2,510,000	2,660,785
03/25/2038	4.780%	3,080,000	3,401,021
DH Europe Finance II Sarl
11/15/2049	3.400%	1,840,000	1,818,205
Fresenius Medical Care U.S. Finance II, Inc.(a)
10/15/2020	4.125%	1,200,000	1,154,821
HCA, Inc.
03/15/2024	5.000%	2,880,000	2,982,319
09/01/2030	3.500%	4,125,000	3,754,189
IQVIA, Inc.(a)
05/15/2027	5.000%	2,100,000	2,146,622
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Partners Healthcare System, Inc.
07/01/2049	3.192%	1,660,000	1,651,858
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	440,000	419,823
Total			34,244,019
Healthcare Insurance 0.6%
Aetna, Inc.
11/15/2022	2.750%	890,000	894,366
Anthem, Inc.
12/01/2027	3.650%	2,610,000	2,692,464
Centene Corp.
01/15/2025	4.750%	1,460,000	1,476,667
Centene Corp.(a)
12/15/2029	4.625%	3,860,000	3,877,143
UnitedHealth Group, Inc.
03/15/2022	2.875%	3,480,000	3,575,808
07/15/2025	3.750%	3,920,000	4,225,120
07/15/2045	4.750%	510,000	653,301
Total			17,394,869
Healthcare REIT 0.2%
Healthcare Realty Trust, Inc.
03/15/2030	2.400%	2,200,000	1,938,881
MPT Operating Partnership LP/Finance Corp.
10/15/2027	5.000%	3,150,000	3,053,668
08/01/2029	4.625%	1,760,000	1,625,067
Ventas Realty LP
01/15/2026	4.125%	50,000	50,473
Ventas Realty LP(e)
11/15/2030	4.750%	903,000	887,615
Total			7,555,704
Home Construction 0.8%
D.R. Horton, Inc.
08/15/2023	5.750%	1,350,000	1,461,995
DR Horton, Inc.
10/15/2024	2.500%	3,030,000	2,836,827
Lennar Corp.
04/01/2021	4.750%	1,705,000	1,703,908
11/29/2027	4.750%	2,000,000	1,996,961
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,765,000	4,141,835
MDC Holdings, Inc.
01/15/2030	3.850%	8,630,000	7,790,632

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toll Brothers Finance Corp.
02/15/2028	4.350%	2,280,000	2,070,016
11/01/2029	3.800%	3,845,000	3,368,581
Total			25,370,755
Independent Energy 0.5%
Aker BP ASA(a)
01/15/2030	3.750%	3,890,000	2,882,770
Concho Resources, Inc.
01/15/2025	4.375%	2,570,000	2,063,559
Continental Resources, Inc.
01/15/2028	4.375%	1,850,000	853,655
Diamondback Energy, Inc.
05/31/2025	5.375%	2,770,000	2,049,690
12/01/2029	3.500%	4,790,000	3,291,141
Encana Corp.
02/01/2038	6.500%	670,000	287,420
Hess Corp.
01/15/2040	6.000%	1,410,000	1,010,717
Newfield Exploration Co.
01/01/2026	5.375%	500,000	261,221
WPX Energy, Inc.
01/15/2030	4.500%	2,323,000	1,259,070
Total			13,959,243
Life Insurance 0.8%
Aflac, Inc.(e)
04/01/2030	3.600%	1,510,000	1,529,844
American International Group, Inc.
02/15/2024	4.125%	8,340,000	8,713,832
07/16/2044	4.500%	3,843,000	3,947,620
Athene Holding Ltd.(e)
04/03/2030	6.150%	1,500,000	1,497,120
MetLife, Inc.
08/13/2042	4.125%	1,300,000	1,376,963
Prudential Financial, Inc.
03/10/2026	1.500%	5,590,000	5,245,714
Prudential Financial, Inc.(d)
Junior Subordinated
09/15/2042	5.875%	3,800,000	3,641,916
Total			25,953,009
Media and Entertainment 0.5%
CBS Corp.
08/15/2024	3.700%	2,450,000	2,394,447
Fox Corp.(e)
04/07/2025	3.050%	810,000	808,737
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	1,406,000	1,308,178
TEGNA, Inc.(a)
03/15/2028	4.625%	2,990,000	2,650,155
09/15/2029	5.000%	1,900,000	1,717,562
Viacom, Inc.
06/15/2022	3.125%	3,500,000	3,419,008
09/01/2023	4.250%	3,640,000	3,708,609
Total			16,006,696
Metals and Mining 0.4%
Industrias Penoles SAB de CV(a)
09/12/2049	5.650%	1,750,000	1,520,116
Minera Mexico SA de CV(a)
01/26/2050	4.500%	4,900,000	4,162,237
Novelis Corp.(a)
01/30/2030	4.750%	4,795,000	4,298,829
Steel Dynamics, Inc.
04/15/2030	3.450%	1,820,000	1,646,057
Total			11,627,239
Midstream 1.4%
Enbridge, Inc.
10/01/2023	4.000%	2,050,000	1,961,811
Energy Transfer Operating LP
03/15/2023	4.250%	2,400,000	2,159,586
05/15/2030	3.750%	2,750,000	2,137,746
Energy Transfer Partners LP
02/01/2023	3.600%	4,370,000	3,858,942
03/15/2035	4.900%	1,500,000	1,147,713
02/01/2042	6.500%	2,471,000	2,175,200
EnLink Midstream Partners LP
07/15/2026	4.850%	1,890,000	927,892
Enterprise Products Operating LLC
03/15/2044	4.850%	3,890,000	3,978,699
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	2,272,000	1,908,075
Kinder Morgan Energy Partners LP
09/15/2020	5.300%	1,600,000	1,596,929
09/01/2039	6.500%	3,256,000	2,865,734
MPLX LP
06/01/2025	4.875%	1,960,000	1,552,983
04/15/2038	4.500%	1,320,000	946,981
03/01/2047	5.200%	2,590,000	2,045,184
MPLX LP(a)
12/01/2027	4.250%	1,950,000	1,531,631
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	6,080,000	5,765,390

16	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
11/15/2020	4.125%	4,280,000	4,232,027
06/24/2024	4.550%	4,040,000	3,718,697
Total			44,511,220
Natural Gas 0.3%
NiSource Finance Corp.
02/01/2045	5.650%	3,010,000	3,413,805
Sempra Energy
10/01/2022	2.875%	1,830,000	1,841,198
06/15/2027	3.250%	3,400,000	3,347,087
02/01/2048	4.000%	1,680,000	1,686,667
Southern Co. Gas Capital Corp.
10/01/2046	3.950%	140,000	124,961
Total			10,413,718
Office REIT 0.3%
Alexandria Real Estate Equities, Inc.
12/15/2030	4.900%	805,000	850,822
Boston Properties LP
02/01/2026	3.650%	4,200,000	4,210,681
Kilroy Realty LP
01/15/2023	3.800%	2,890,000	2,923,951
Total			7,985,454
Oil Field Services 0.1%
Baker Hughes, a GE Co., LLC/Obligor, Inc.
11/07/2029	3.138%	2,124,000	1,863,547
Other Financial Institutions 0.2%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	7,223,000	6,681,108
Other Industry 0.2%
CK Hutchison International 17 II Ltd.(a)
09/29/2020	2.250%	6,140,000	6,150,150
Other REIT 0.3%
Duke Realty LP
11/15/2029	2.875%	3,821,000	3,671,369
03/01/2050	3.050%	1,350,000	1,072,880
Hospitality Properties Trust
03/15/2024	4.650%	1,927,000	1,260,813
Prologis LP
04/15/2027	2.125%	1,100,000	1,076,285
04/15/2050	3.000%	3,079,000	2,642,178
Total			9,723,525
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%	5,173,000	5,307,544
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	2,130,000	2,152,134
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	1,500,000	1,488,525
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	1,780,000	1,763,435
Total			10,711,638
Pharmaceuticals 1.5%
AbbVie, Inc.
05/14/2025	3.600%	5,730,000	5,977,470
11/06/2042	4.400%	2,870,000	3,203,504
AbbVie, Inc.(a)
11/21/2029	3.200%	3,065,000	3,047,370
11/21/2049	4.250%	2,270,000	2,418,398
Allergan Finance LLC
10/01/2022	3.250%	4,780,000	4,810,522
Allergan Funding SCS
06/15/2024	3.850%	1,260,000	1,302,644
Amgen, Inc.
06/15/2051	4.663%	2,576,000	3,232,345
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	2,200,000	2,261,933
01/30/2028	5.000%	4,700,000	4,449,588
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	1,520,000	1,498,487
Elanco Animal Health, Inc.
08/28/2028	4.900%	5,570,000	5,891,413
Gilead Sciences, Inc.
03/01/2026	3.650%	6,830,000	7,374,230
Total			45,467,904
Property & Casualty 0.5%
Berkshire Hathaway Finance Corp.
08/15/2048	4.200%	640,000	768,206
Berkshire Hathaway, Inc.
03/15/2023	2.750%	790,000	817,804
Chubb INA Holdings, Inc.
03/15/2025	3.150%	2,350,000	2,455,011
Hartford Financial Services Group, Inc. (The)
08/19/2049	3.600%	3,824,000	3,534,285
Liberty Mutual Group, Inc.(a)
06/15/2049	4.500%	1,610,000	1,581,407

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Markel Corp.
07/01/2022	4.900%	2,840,000	2,975,421
WR Berkley Corp.
03/15/2022	4.625%	2,820,000	2,844,783
Total			14,976,917
Railroads 0.6%
Burlington Northern Santa Fe LLC
09/15/2041	4.950%	2,350,000	2,902,242
04/01/2045	4.150%	3,065,000	3,538,466
CSX Corp.
06/01/2027	3.250%	3,400,000	3,482,506
04/15/2050	3.800%	1,500,000	1,565,481
Union Pacific Corp.
02/05/2030	2.400%	1,930,000	1,873,980
08/15/2039	3.550%	2,390,000	2,345,427
Union Pacific Corp.(a)
03/20/2060	3.839%	2,670,000	2,827,161
Total			18,535,263
Restaurants 0.1%
McDonald’s Corp.
05/26/2025	3.375%	3,480,000	3,620,485
Retail REIT 0.1%
Kimco Realty Corp.
10/01/2026	2.800%	2,160,000	2,139,721
National Retail Properties, Inc.
04/15/2030	2.500%	1,900,000	1,702,164
Total			3,841,885
Retailers 0.5%
Home Depot Inc (The)
04/15/2050	3.350%	2,100,000	2,184,954
Home Depot, Inc. (The)
02/15/2024	3.750%	1,860,000	1,966,097
04/01/2041	5.950%	3,810,000	5,321,833
06/15/2047	3.900%	240,000	267,017
NIKE, Inc.
03/27/2050	3.375%	1,500,000	1,632,720
Target Corp.
02/15/2030	2.350%	4,150,000	4,196,406
Walmart, Inc.
06/29/2048	4.050%	120,000	149,409
Total			15,718,436
Supermarkets 0.2%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	5,036,000	5,027,156
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kroger Co. (The)
10/15/2046	3.875%	2,200,000	2,152,894
Total			7,180,050
Technology 1.5%
Adobe, Inc.
02/01/2030	2.300%	3,800,000	3,783,525
Amphenol Corp.
03/01/2025	2.050%	4,100,000	3,911,712
CommScope Finance LLC(a)
03/01/2024	5.500%	2,826,000	2,855,944
Dell International LLC/EMC Corp.(a)
06/15/2023	5.450%	4,090,000	4,203,880
06/15/2026	6.020%	5,600,000	5,794,156
Fiserv, Inc.
07/01/2029	3.500%	1,788,000	1,853,638
Global Payments, Inc.
08/15/2029	3.200%	3,100,000	2,978,842
Motorola Solutions, Inc.
05/23/2029	4.600%	3,350,000	3,286,577
MSCI, Inc.(a)
11/15/2029	4.000%	3,835,000	3,808,749
NXP BV/Funding LLC(a)
09/01/2022	3.875%	2,800,000	2,805,438
Oracle Corp.
10/15/2022	2.500%	2,910,000	2,972,138
07/15/2026	2.650%	970,000	987,134
Oracle Corp.(e)
04/01/2025	2.500%	3,240,000	3,270,179
04/01/2030	2.950%	2,100,000	2,115,087
Sensata Technologies BV(a)
10/01/2025	5.000%	2,030,000	1,933,624
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	430,000	420,775
Total			46,981,398
Treasury 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	3,000,000	2,509,281
Wireless 0.6%
American Tower Corp.
10/15/2026	3.375%	3,420,000	3,399,939
01/15/2030	2.900%	3,464,000	3,326,637
Crown Castle International Corp.
01/15/2023	5.250%	4,970,000	5,159,938
Crown Castle International Corp.(e)
07/01/2030	3.300%	305,000	302,496

18	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.(a)
02/15/2027	3.875%	340,000	341,180
Vodafone Group PLC
02/19/2023	2.950%	5,689,000	5,772,481
Total			18,302,671
Wirelines 1.3%
AT&T, Inc.
08/15/2021	3.875%	3,880,000	3,923,441
02/15/2030	4.300%	4,000,000	4,277,407
11/15/2046	5.150%	3,830,000	4,470,491
Deutsche Telekom AG(a)
01/21/2050	3.625%	3,840,000	3,775,084
Telefonica Emisiones SAU
02/16/2021	5.462%	3,310,000	3,380,129
Verizon Communications, Inc.
03/15/2022	2.946%	3,868,000	3,949,081
11/01/2022	2.450%	2,354,000	2,387,610
11/01/2034	4.400%	5,000,000	5,789,411
11/01/2041	4.750%	3,410,000	4,149,379
08/21/2054	5.012%	1,870,000	2,539,275
Total			38,641,308
Total Corporate Bonds & Notes (Cost $942,260,645)			905,503,679

Foreign Government Obligations(f) 2.0%

Canada 0.1%
CNOOC Nexen Finance ULC
04/30/2024	4.250%	2,170,000	2,335,791
Chile 0.1%
Chile Government International Bond
09/14/2021	3.250%	2,300,000	2,334,855
Colombia 0.0%
Ecopetrol SA
05/28/2045	5.875%	1,750,000	1,547,304
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	2,400,000	2,258,998
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2027	7.500%	1,000,000	907,740
01/31/2047	8.500%	4,000,000	3,265,914
Total			4,173,654
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jordan 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	2,500,000	2,091,067
Mexico 0.9%
Petroleos Mexicanos
02/04/2021	6.375%	12,408,000	11,905,194
01/24/2022	4.875%	9,259,000	7,974,601
03/13/2027	6.500%	9,400,000	6,960,318
Total			26,840,113
Namibia 0.1%
Namibia International Bonds(a)
10/29/2025	5.250%	2,200,000	1,865,298
Nigeria 0.0%
Nigeria Government International Bond(a)
11/21/2025	7.625%	2,400,000	1,857,093
Norway 0.0%
Equinor ASA
11/18/2049	3.250%	1,590,000	1,581,842
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%	6,200,000	5,799,755
Russian Foreign Bond - Eurobond(a)
06/23/2047	5.250%	3,200,000	3,867,078
Total			9,666,833
Serbia 0.0%
Serbia International Bond(a)
09/28/2021	7.250%	200,000	209,840
Tunisia 0.1%
Banque Centrale de Tunisie International Bond(a)
01/30/2025	5.750%	3,600,000	2,867,410
Turkey 0.1%
Turkey Government International Bond
03/17/2036	6.875%	3,000,000	2,652,561
Total Foreign Government Obligations (Cost $71,001,887)			62,282,659

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Inflation-Indexed Bonds 2.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 2.6%
U.S. Treasury Inflation-Indexed Bond
04/15/2024	0.500%	19,945,575	20,221,756
07/15/2029	0.250%	57,686,772	59,893,113
Total			80,114,869
Total Inflation-Indexed Bonds (Cost $80,591,019)			80,114,869

Municipal Bonds 1.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	2,240,708
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	1,300,984
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	693,824
Total			4,235,516
Hospital 0.2%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	2,095,938
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2060	3.256%	3,200,000	2,995,968
Total			5,091,906
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
01/01/2029	7.045%	1,000,000	1,149,070
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	897,856
Total			2,046,926
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,225,854
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,291,458
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	1,032,539
Total			2,323,997
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,481,460
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	2,220,000	2,759,749
Special Non Property Tax 0.2%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	2,174,436
New York State Dormitory Authority
Refunding Revenue Bonds
Taxable
Series 2020F
02/15/2043	3.190%	3,015,000	2,983,553
Total			5,157,989

20	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 0.1%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,533,841
State General Obligation 0.2%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,445,000	5,293,415
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,570,998
Total			7,864,413
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,142,574
Turnpike / Bridge / Toll Road 0.3%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010-S1
04/01/2040	6.918%	1,265,000	1,864,724
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	2,313,951
Grand Parkway Transportation Corp.
Taxable Refunding Revenue Bonds
Subordinate Tier Toll
Series 2020
10/01/2052	3.236%	1,715,000	1,665,454
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	1,866,600
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	2,653,807
Total			10,364,536
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.0%
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,296,567
Total Municipal Bonds (Cost $45,152,081)			49,525,328

Residential Mortgage-Backed Securities - Agency 12.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 06/01/2033	5.000%	548,076	593,853
03/01/2034- 08/01/2038	5.500%	1,773,335	2,006,213
02/01/2038	6.000%	544,743	626,358
10/01/2048	4.000%	7,905,890	8,421,335
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.864% Cap 9.989% 07/01/2036	4.393%	1,260,784	1,277,705
1-year CMT + 2.250% Cap 10.836% 07/01/2036	4.640%	1,325,135	1,334,123
1-year CMT + 2.135% Cap 10.722% 10/01/2036	4.185%	1,018,369	1,024,136
1-year CMT + 2.254% Cap 10.145% 04/01/2037	4.320%	1,095,600	1,104,714
12-month USD LIBOR + 1.802% Cap 10.957% 02/01/2038	4.280%	506,453	510,841
12-month USD LIBOR + 1.841% Cap 10.862% 06/01/2038	4.292%	408,678	413,471
12-month USD LIBOR + 1.880% Cap 8.639% 07/01/2040	4.514%	163,941	167,443
12-month USD LIBOR + 1.782% Cap 9.130% 09/01/2040	3.902%	353,751	359,608
12-month USD LIBOR + 1.880% Cap 7.543% 05/01/2041	4.765%	132,795	135,258
12-month USD LIBOR + 1.867% Cap 9.320% 07/01/2041	3.996%	762,871	780,253
12-month USD LIBOR + 1.650% Cap 7.113% 12/01/2042	3.665%	1,050,713	1,064,213

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.640% Cap 6.930% 02/01/2043	3.640%	242,505	245,866
12-month USD LIBOR + 1.650% Cap 6.689% 06/01/2043	4.425%	121,634	122,370
Federal National Mortgage Association
09/01/2022- 05/01/2039	6.500%	508,138	596,366
07/01/2031- 01/01/2042	5.000%	15,156,237	16,704,031
04/01/2033- 01/01/2039	5.500%	7,053,827	7,964,867
07/01/2033- 09/01/2049	4.500%	43,825,353	47,391,831
12/01/2033- 09/01/2037	6.000%	3,113,259	3,550,668
03/01/2034- 09/01/2049	3.500%	101,710,675	108,035,550
10/01/2040- 07/01/2049	4.000%	88,328,328	94,441,404
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.212% 06/01/2035	3.491%	739,402	750,280
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.273% 06/01/2035	3.499%	724,966	735,025
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.206% 06/01/2035	3.512%	1,557,482	1,579,350
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.138% 06/01/2035	3.513%	650,208	659,359
1-year CMT + 2.159% Floor 2.159%, Cap 9.659% 03/01/2038	4.111%	1,429,556	1,439,434
12-month USD LIBOR + 1.835% Floor 1.835%, Cap 9.107% 03/01/2040	3.887%	290,209	295,664
12-month USD LIBOR + 1.790% Floor 1.790%, Cap 8.635% 08/01/2040	3.635%	491,583	499,430
12-month USD LIBOR + 1.767% Floor 1.767%, Cap 8.809% 10/01/2040	3.809%	730,004	742,178
12-month USD LIBOR + 1.750% Floor 1.750%, Cap 8.199% 08/01/2041	4.274%	731,172	743,423
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.169% 03/01/2047	3.169%	4,751,589	4,898,483
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.159% 04/01/2047	3.159%	4,593,151	4,734,049
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 11/25/2035	1.247%	816,214	808,754
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	4.197%	1,972,000	1,729,782
Government National Mortgage Association
07/20/2039- 10/20/2040	5.000%	6,657,848	7,375,405
02/15/2040- 06/15/2041	4.500%	15,360,048	17,226,164
07/15/2040- 11/20/2040	4.000%	7,420,909	8,075,115
04/20/2042- 03/20/2043	3.500%	18,047,420	19,302,434
07/20/2046- 02/20/2047	2.500%	20,084,254	21,084,599
Total Residential Mortgage-Backed Securities - Agency (Cost $379,242,801)			391,551,405

Residential Mortgage-Backed Securities - Non-Agency 4.8%

Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2005-6 Class 1A1
08/25/2035	4.351%	1,590,093	1,295,214
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% Floor 2.250%, Cap 9.895% 02/25/2036	3.840%	1,827,079	1,702,762
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	1,264,575	1,306,722
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2004-UST1 Class A4
08/25/2034	3.740%	313,559	274,447
CMO Series 2005-4 Class A
08/25/2035	4.592%	1,354,212	1,203,686
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2005-6 Class A2
1-year CMT + 2.150% Floor 2.150%, Cap 9.682% 09/25/2035	4.550%	994,165	914,975
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/2034	5.250%	380,093	387,027
CMO Series 2004-5 Class 2A4
05/25/2034	5.500%	115,731	112,656

22	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2005-3 Class 1A1
07/25/2035	5.499%	1,873,199	1,842,898
Credit Suisse First Boston Mortgage-Backed Trust(c)
CMO Series 2004-AR6 Class 2A1
10/25/2034	4.027%	378,609	362,089
Fannie Mae Connecticut Avenue Securities
	0.000%	4,858,505	4,852,826
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	3.547%	4,885,123	4,383,102
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	3.547%	4,154,848	3,778,762
CMO Series 2016-C03 Class 2M2
1-month USD LIBOR + 5.900% 10/25/2028	6.847%	4,196,346	4,091,434
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	3.947%	2,755,000	2,439,526
CMO Series 2017-C05 Class 1M2
1-month USD LIBOR + 2.200% 01/25/2030	3.147%	5,100,788	4,506,947
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% Floor 2.800% 02/25/2030	3.747%	12,105,506	10,098,045
CMO Series 2017-C07 Class 1M2
1-month USD LIBOR + 2.400% Floor 2.400% 05/25/2030	3.347%	2,500,000	2,224,495
CMO Series 2018-C05 Class 1M1
1-month USD LIBOR + 0.720% Floor 0.720% 01/25/2031	1.667%	1,641,640	1,631,313
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2018-DNA1 Class M2
1-month USD LIBOR + 1.800% 07/25/2030	2.747%	3,500,000	2,869,996
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR3 Class 4A1
08/25/2035	5.010%	399,127	381,896
CMO Series 2006-AR4 Class 1A2
01/25/2037	3.990%	1,929,895	1,481,411
Flagstar Mortgage Trust(a)
CMO Series 2017-1 Class 1A5
03/25/2047	3.500%	1,085,538	1,071,293
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2020-DNA2 Class M2
1-month USD LIBOR + 1.850% 02/25/2050	2.797%	8,000,000	4,763,505
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2013-DN2 Class M2
1-month USD LIBOR + 4.250% 11/25/2023	5.197%	4,963,064	4,768,567
CMO Series 2015-DNA1 Class M3
1-month USD LIBOR + 3.300% 10/25/2027	4.247%	10,955,000	10,515,891
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
09/25/2035	4.099%	1,088,606	1,018,978
GSR Mortgage Loan Trust
Series 2005-6F Class 1A5
07/25/2035	5.250%	1,034,943	1,035,120
JPMorgan Mortgage Trust(c)
CMO Series 2005-A4 Class 1A1
07/25/2035	4.067%	503,217	486,063
CMO Series 2005-A4 Class 2A1
07/25/2035	4.121%	355,294	323,272
CMO Series 2005-S2 Class 3A1
02/25/2032	7.165%	223,842	224,872
CMO Series 2006-A3 Class 7A1
04/25/2035	4.021%	558,862	563,751
CMO Series 2006-A4 Class 3A1
06/25/2036	4.301%	1,895,558	1,488,254
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	3,303,077	3,358,334
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 3A7
11/21/2034	4.684%	668,468	630,688
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2005-A2 Class A2
02/25/2035	3.732%	1,247,329	1,151,378
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2017-2A Class A3
03/25/2057	4.000%	4,065,625	4,222,236
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-5A Class A1
1-month USD LIBOR + 1.500% Floor 1.500% 06/25/2057	2.447%	5,410,257	5,294,816
Sequoia Mortgage Trust(a)
CMO Series 2017-CH1 Class A1
10/25/2047	4.000%	2,650,043	2,644,402

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sequoia Mortgage Trust(a),(c)
CMO Series 2017-CH2 Class A10
12/25/2047	4.000%	4,504,271	4,500,021
CMO Series 2018-CH2 Class A12
06/25/2048	4.000%	1,360,238	1,361,471
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-8 Class 2A1
07/25/2034	3.784%	1,513,869	1,391,221
Thornburg Mortgage Securities Trust(c)
CMO Series 2006-4 Class A2B
07/25/2036	4.426%	1,753,524	1,485,086
Towd Point Mortgage Trust(a),(c)
CMO Series 2017-3 Class M1
07/25/2057	3.500%	5,500,000	4,873,893
CMO Series 2017-6 Class A1
10/25/2057	2.750%	8,024,077	8,006,244
CMO Series 2018-4 Class A1
06/25/2058	3.000%	7,891,195	7,928,781
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	155,525	148,732
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR7 Class A3
08/25/2035	4.261%	2,084,994	1,846,980
Wells Fargo Mortgage Backed Securities(a),(c)
CMO Series 2018-1 Class A3
07/25/2047	3.500%	10,344,581	10,297,952
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	621,492	611,023
CMO Series 2007-15 Class A1
11/25/2037	6.000%	619,909	606,660
CMO Series 2007-7 Class A1
06/25/2037	6.000%	881,658	843,722
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2006-AR12 Class 1A1
09/25/2036	4.715%	943,206	849,818
CMO Series 2006-AR14 Class 2A1
10/25/2036	4.547%	1,212,676	1,106,718
CMO Series 2006-AR16 Class A1
10/25/2036	4.492%	1,749,516	1,519,223
CMO Series 2006-AR19 Class A1
12/25/2036	4.349%	2,650,057	2,445,443
CMO Series 2006-AR5 Class 2A1
04/25/2036	4.138%	1,302,912	1,183,761
CMO Series 2007-AR10 Class 1A1
01/25/2038	4.264%	303,602	284,347
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-AR7 Class A1
12/28/2037	4.353%	435,346	399,437
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $159,541,579)			147,394,182

U.S. Treasury Obligations 28.0%

U.S. Treasury(g)
05/31/2020	2.500%	2,000,000	2,006,875
11/15/2028	3.125%	1,000,000	1,205,781
11/15/2048	3.375%	19,000,000	28,004,219
U.S. Treasury
03/31/2022	0.375%	15,000,000	15,044,531
06/15/2022	1.750%	27,000,000	27,888,047
09/15/2022	1.500%	100,000,000	103,000,000
09/30/2022	1.875%	40,000,000	41,571,875
11/15/2022	1.625%	30,000,000	31,033,594
12/15/2022	1.625%	60,000,000	62,156,250
03/15/2023	0.500%	100,000,000	100,632,813
03/31/2023	1.500%	20,000,000	20,700,000
11/30/2024	1.500%	80,000,000	84,187,500
02/28/2025	1.125%	18,000,000	18,667,969
03/31/2025	0.500%	6,000,000	6,037,031
08/31/2026	1.375%	10,000,000	10,522,656
01/31/2027	1.500%	24,000,000	25,515,000
02/28/2027	1.125%	18,000,000	18,694,688
03/31/2027	0.625%	31,000,000	31,145,312
11/15/2029	1.750%	1,000,000	1,097,813
05/15/2038	4.500%	9,000,000	14,096,250
02/15/2039	3.500%	5,500,000	7,706,875
11/15/2041	3.125%	9,000,000	12,169,688
05/15/2042	3.000%	16,000,000	21,272,500
11/15/2044	3.000%	15,000,000	20,200,781
02/15/2045	2.500%	22,000,000	27,211,250
05/15/2045	3.000%	6,900,000	9,304,219
11/15/2045	3.000%	3,000,000	4,084,688
08/15/2049	2.250%	42,000,000	50,806,875
11/15/2049	2.375%	41,500,000	51,596,172
02/15/2050	2.000%	10,300,000	11,931,906
Total U.S. Treasury Obligations (Cost $795,947,169)			859,493,158

Money Market Funds 9.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(h),(i)	294,893,460	294,746,013
Total Money Market Funds (Cost $294,826,371)		294,746,013
Total Investments in Securities (Cost: $3,126,758,703)		3,115,848,941
Other Assets & Liabilities, Net		(40,565,998)
Net Assets		3,075,282,943

24	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
At March 31, 2020, securities and/or cash totaling $18,710,804 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,425,261,841 CLP	6,317,259 USD	Goldman Sachs	06/17/2020	—	(34,187)
21,865,296,835 COP	5,406,849 USD	Goldman Sachs	06/17/2020	54,006	—
14,781,769,129 COP	3,553,310 USD	Goldman Sachs	06/17/2020	—	(65,415)
177,477,973,032 IDR	11,935,304 USD	Goldman Sachs	06/17/2020	1,190,078	—
389,962,925 INR	4,940,617 USD	Goldman Sachs	06/17/2020	—	(129,249)
1,145,051,967 KRW	952,702 USD	Goldman Sachs	06/17/2020	10,776	—
28,980,639 PEN	8,107,606 USD	Goldman Sachs	06/17/2020	—	(309,538)
146,732,908 PHP	2,850,123 USD	Goldman Sachs	06/17/2020	8,977	—
60,428,780 SEK	5,874,329 USD	Goldman Sachs	06/17/2020	—	(244,539)
6,382,661 USD	5,425,261,841 CLP	Goldman Sachs	06/17/2020	—	(31,215)
5,912,177 USD	24,034,542,909 COP	Goldman Sachs	06/17/2020	—	(28,281)
10,821,828 USD	177,477,973,032 IDR	Goldman Sachs	06/17/2020	—	(76,601)
5,158,240 USD	389,962,925 INR	Goldman Sachs	06/17/2020	—	(88,373)
3,114,539 USD	35,022,204 NOK	Goldman Sachs	06/17/2020	255,114	—
5,934,421 USD	60,021,918 NOK	Goldman Sachs	06/17/2020	—	(159,426)
10,042,169 USD	97,089,699 SEK	Goldman Sachs	06/17/2020	—	(211,107)
4,329,038 CAD	3,064,866 USD	JPMorgan	06/17/2020	—	(13,515)
3,391,155 EUR	3,782,291 USD	JPMorgan	06/17/2020	31,180	—
98,255,655 MXN	4,030,836 USD	JPMorgan	06/17/2020	—	(64,166)
2,988,223 USD	4,329,038 CAD	JPMorgan	06/17/2020	90,159	—
3,801,556 USD	3,391,155 EUR	JPMorgan	06/17/2020	—	(50,445)
8,569,725 USD	196,752,066 MXN	JPMorgan	06/17/2020	—	(369,688)
4,290,347 CAD	3,077,724 USD	UBS	06/17/2020	26,855	—
73,271,997 CZK	3,151,118 USD	UBS	06/17/2020	199,914	—
146,486,370 CZK	5,637,777 USD	UBS	06/17/2020	—	(262,309)
1,931,931,091 HUF	6,435,051 USD	UBS	06/17/2020	517,542	—
1,988,813,882 HUF	6,078,615 USD	UBS	06/17/2020	—	(13,126)
11,369,075 ILS	3,145,843 USD	UBS	06/17/2020	—	(76,508)
5,105,492 NZD	3,020,103 USD	UBS	06/17/2020	—	(24,482)
12,393,740 PLN	3,010,747 USD	UBS	06/17/2020	15,727	—
6,234,626 USD	9,950,180 AUD	UBS	06/17/2020	—	(113,022)
3,106,651 USD	4,290,347 CAD	UBS	06/17/2020	—	(55,782)
5,993,435 USD	153,848,582 CZK	UBS	06/17/2020	203,181	—
9,128,339 USD	219,758,367 CZK	UBS	06/17/2020	—	(277,049)
3,128,271 USD	11,369,075 ILS	UBS	06/17/2020	94,080	—
3,163,924 USD	5,105,492 NZD	UBS	06/17/2020	—	(119,340)
3,205,747 USD	12,393,740 PLN	UBS	06/17/2020	—	(210,727)
Total				2,697,589	(3,028,090)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	245	06/2020	USD	43,870,313	1,873,879	—
U.S. Treasury 10-Year Note	318	06/2020	USD	44,102,625	269,168	—
U.S. Treasury 2-Year Note	502	06/2020	USD	110,632,172	189,997	—
U.S. Treasury 5-Year Note	490	06/2020	USD	61,426,094	273,028	—
Total					2,606,072	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(470)	06/2020	USD	(73,334,688)	—	(1,164,889)

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	25

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Goldman Sachs	12/20/2024	5.000	Quarterly	USD	212,660,000	2,695,174	—	—	2,695,174	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $496,798,444, which represents 16.15% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(e)	Represents a security purchased on a when-issued basis.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	81,290,412	816,250,982	(602,647,934)	294,893,460	(31,688)	(80,358)	373,091	294,746,013
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
26	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2020 (Unaudited)
Currency Legend  (continued)
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	27

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Real Estate 98.8%
Diversified REITs 4.1%
Empire State Realty Trust, Inc., Class A	205,325	1,839,712
PS Business Parks, Inc.	5,168	700,367
STORE Capital Corp.	102,470	1,856,757
VEREIT, Inc.	768,990	3,760,361
Total Diversified REITs		8,157,197
Health Care REITs 10.7%
Diversified Healthcare Trust	218,520	793,228
Healthcare Realty Trust, Inc.	27,680	773,102
Healthcare Trust of America, Inc., Class A	49,500	1,201,860
Healthpeak Properties, Inc.	321,660	7,671,591
Medical Properties Trust, Inc.	232,853	4,026,028
Sabra Health Care REIT, Inc.	150,490	1,643,351
Ventas, Inc.	196,821	5,274,803
Total Health Care REITs		21,383,963
Hotel & Resort REITs 3.0%
Apple Hospitality REIT, Inc.	54,288	497,821
Host Hotels & Resorts, Inc.	237,280	2,619,571
Park Hotels & Resorts, Inc.	46,050	364,255
RLJ Lodging Trust	99,601	768,920
Sunstone Hotel Investors, Inc.	200,781	1,748,803
Total Hotel & Resort REITs		5,999,370
Industrial REITs 13.7%
Americold Realty Trust	103,830	3,534,373
Duke Realty Corp.	24,420	790,720
First Industrial Realty Trust, Inc.	68,930	2,290,544
ProLogis, Inc.	184,550	14,832,283
Rexford Industrial Realty, Inc.	66,642	2,732,988
STAG Industrial, Inc.	140,655	3,167,551
Total Industrial REITs		27,348,459
Office REITs 11.3%
Boston Properties, Inc.	36,390	3,356,250
Brandywine Realty Trust	60,327	634,640
Columbia Property Trust, Inc.	179,280	2,241,000
Cousins Properties, Inc.	110,490	3,234,042
Douglas Emmett, Inc.	70,030	2,136,615
Common Stocks (continued)
Issuer	Shares	Value ($)
Highwoods Properties, Inc.	40,478	1,433,731
Hudson Pacific Properties, Inc.	19,560	496,042
JBG SMITH Properties	154,374	4,913,724
Kilroy Realty Corp.	64,810	4,128,397
Total Office REITs		22,574,441
Residential REITs 20.2%
American Campus Communities, Inc.	41,383	1,148,378
American Homes 4 Rent, Class A	56,012	1,299,478
Apartment Investment & Management Co., Class A	56,490	1,985,624
AvalonBay Communities, Inc.	30,857	4,541,225
Camden Property Trust	16,380	1,297,951
Equity Residential	157,817	9,738,887
Essex Property Trust, Inc.	5,954	1,311,309
Invitation Homes, Inc.	304,360	6,504,173
Mid-America Apartment Communities, Inc.	16,550	1,705,147
NexPoint Residential Trust, Inc.	26,318	663,477
Sun Communities, Inc.	38,737	4,836,314
UDR, Inc.	139,598	5,100,911
Total Residential REITs		40,132,874
Retail REITs 8.4%
Brixmor Property Group, Inc.	109,000	1,035,500
National Retail Properties, Inc.	46,555	1,498,605
Realty Income Corp.	115,024	5,735,096
Regency Centers Corp.	29,990	1,152,516
Retail Opportunity Investments Corp.	190,810	1,581,815
Retail Properties of America, Inc., Class A	380,800	1,968,736
Simon Property Group, Inc.	45,980	2,522,463
Urban Edge Properties	138,770	1,222,564
Total Retail REITs		16,717,295
Specialized REITs 27.4%
American Tower Corp.	26,110	5,685,452
Coresite Realty Corp.	14,300	1,657,370
CubeSmart	44,679	1,196,950
CyrusOne, Inc.	64,910	4,008,193
Digital Realty Trust, Inc.	24,700	3,431,077
Equinix, Inc.	26,329	16,444,304
Extra Space Storage, Inc.	59,680	5,714,957
28	CTIVP® – CenterSquare Real Estate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Iron Mountain, Inc.	123,580	2,941,204
Life Storage, Inc.	26,182	2,475,508
Public Storage	24,939	4,953,135
SBA Communications Corp.	16,300	4,400,511
VICI Properties, Inc.	94,660	1,575,142
Total Specialized REITs		54,483,803
Total Real Estate		196,797,402
Total Common Stocks (Cost: $241,539,680)		196,797,402

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(b)	1,638,777	1,637,958
Total Money Market Funds (Cost: $1,638,349)		1,637,958
Total Investments in Securities (Cost $243,178,029)		198,435,360
Other Assets & Liabilities, Net		869,880
Net Assets		$199,305,240

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	2,584,339	168,709,265	(169,654,827)	1,638,777	216	(359)	15,274	1,637,958
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – CenterSquare Real Estate Fund | Quarterly Report 2020	29

Portfolio of Investments
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 8.4%
Entertainment 0.9%
Activision Blizzard, Inc.(a)	11,190	665,581
Electronic Arts, Inc.(a)	6,683	669,436
Netflix, Inc.(a)	28,270	10,615,385
Total		11,950,402
Interactive Media & Services 6.9%
Alphabet, Inc., Class A(a)	22,085	25,661,666
Alphabet, Inc., Class C(a)	22,053	25,643,449
Facebook, Inc., Class A(a)	231,448	38,605,526
Total		89,910,641
Media 0.6%
Cable One, Inc.	1,391	2,286,818
Charter Communications, Inc., Class A(a)	12,554	5,477,436
Sinclair Broadcast Group, Inc., Class A	25,971	417,614
Total		8,181,868
Total Communication Services		110,042,911
Consumer Discretionary 13.8%
Automobiles 0.3%
Tesla Motors, Inc.(a)	7,175	3,759,700
Distributors 0.5%
Pool Corp.	35,288	6,943,620
Diversified Consumer Services 0.3%
Grand Canyon Education, Inc.(a)	13,525	1,031,754
H&R Block, Inc.	212,958	2,998,449
Total		4,030,203
Hotels, Restaurants & Leisure 2.1%
Chipotle Mexican Grill, Inc.(a)	1,291	844,830
Domino’s Pizza, Inc.	13,956	4,522,721
Dunkin’ Brands Group, Inc.	11,910	632,421
Hilton Worldwide Holdings, Inc.	63,354	4,323,277
Starbucks Corp.	160,817	10,572,110
Yum China Holdings, Inc.	29,900	1,274,637
Yum! Brands, Inc.	87,141	5,971,773
Total		28,141,769
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.6%
NVR, Inc.(a)	3,147	8,084,989
Tempur Sealy International, Inc.(a)	9,720	424,861
Total		8,509,850
Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.(a)	40,459	78,883,721
Multiline Retail 0.5%
Dollar General Corp.	35,015	5,287,615
Target Corp.	11,570	1,075,663
Total		6,363,278
Specialty Retail 2.4%
AutoZone, Inc.(a)	14,263	12,066,498
Burlington Stores, Inc.(a)	6,644	1,052,808
Home Depot, Inc. (The)	17,146	3,201,330
Lowe’s Companies, Inc.	76,589	6,590,484
TJX Companies, Inc. (The)	171,719	8,209,885
Total		31,121,005
Textiles, Apparel & Luxury Goods 1.1%
lululemon athletica, Inc.(a)	20,867	3,955,340
Nike, Inc., Class B	118,918	9,839,275
Total		13,794,615
Total Consumer Discretionary		181,547,761
Consumer Staples 5.6%
Beverages 2.5%
Coca-Cola Co. (The)	242,081	10,712,084
Monster Beverage Corp.(a)	150,510	8,467,693
PepsiCo, Inc.	113,852	13,673,625
Total		32,853,402
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	57,265	16,327,970
Sprouts Farmers Market, Inc.(a)	363,810	6,763,228
Total		23,091,198
Food Products 0.1%
Campbell Soup Co.	27,602	1,274,108
30	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.7%
Clorox Co. (The)	26,563	4,602,040
Procter & Gamble Co. (The)	44,447	4,889,170
Total		9,491,210
Personal Products 0.6%
Estee Lauder Companies, Inc. (The), Class A	34,462	5,491,175
Herbalife Nutrition Ltd.(a)	71,800	2,093,688
Total		7,584,863
Total Consumer Staples		74,294,781
Financials 3.7%
Banks 0.3%
Western Alliance Bancorp	124,982	3,825,699
Capital Markets 2.9%
Artisan Partners Asset Management, Inc., Class A	47,406	1,018,755
Eaton Vance Corp.	96,480	3,111,480
LPL Financial Holdings, Inc.	18,579	1,011,255
Moody’s Corp.	40,908	8,652,042
MSCI, Inc.	27,294	7,886,874
S&P Global, Inc.	65,163	15,968,193
SEI Investments Co.	6,360	294,722
T. Rowe Price Group, Inc.	8,253	805,906
Total		38,749,227
Consumer Finance 0.1%
OneMain Holdings, Inc.	31,490	602,089
Insurance 0.4%
Aon PLC	4,960	818,599
Brown & Brown, Inc.	97,197	3,520,475
Erie Indemnity Co., Class A	5,372	796,345
Total		5,135,419
Total Financials		48,312,434
Health Care 15.3%
Biotechnology 3.2%
AbbVie, Inc.	113,538	8,650,460
Amgen, Inc.	56,997	11,555,002
Biogen, Inc.(a)	16,194	5,123,458
Incyte Corp.(a)	91,304	6,686,192
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(a)	16,943	1,657,364
Vertex Pharmaceuticals, Inc.(a)	38,204	9,090,642
Total		42,763,118
Health Care Equipment & Supplies 4.1%
Abbott Laboratories	70,735	5,581,699
Align Technology, Inc.(a)	22,437	3,902,916
DexCom, Inc.(a)	22,025	5,930,672
Edwards Lifesciences Corp.(a)	44,936	8,475,828
IDEXX Laboratories, Inc.(a)	4,174	1,011,110
Intuitive Surgical, Inc.(a)	16,566	8,203,649
ResMed, Inc.	7,369	1,085,380
STERIS PLC	2,086	291,977
Stryker Corp.	33,038	5,500,497
Varian Medical Systems, Inc.(a)	93,975	9,647,473
West Pharmaceutical Services, Inc.	27,642	4,208,495
Total		53,839,696
Health Care Providers & Services 2.8%
Anthem, Inc.	5,462	1,240,092
Chemed Corp.	22,216	9,623,971
HCA Healthcare, Inc.	69,915	6,281,863
Humana, Inc.	1	314
UnitedHealth Group, Inc.	78,721	19,631,443
Total		36,777,683
Health Care Technology 0.5%
Veeva Systems Inc., Class A(a)	40,651	6,356,597
Life Sciences Tools & Services 0.6%
Bruker Corp.	100,442	3,601,850
Thermo Fisher Scientific, Inc.	14,843	4,209,475
Total		7,811,325
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	101,722	5,669,984
Eli Lilly & Co.	95,245	13,212,387
Johnson & Johnson	97,372	12,768,390
Merck & Co., Inc.	295,397	22,727,845
Total		54,378,606
Total Health Care		201,927,025

CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2020	31

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 5.2%
Aerospace & Defense 2.2%
Curtiss-Wright Corp.	53,030	4,900,502
HEICO Corp.	61,257	4,570,385
HEICO Corp., Class A	17,900	1,143,810
Hexcel Corp.	133,980	4,982,716
L3 Harris Technologies, Inc.	11,881	2,140,006
Lockheed Martin Corp.	32,913	11,155,861
TransDigm Group, Inc.	672	215,168
Total		29,108,448
Building Products 0.0%
Armstrong World Industries, Inc.	2,840	225,553
Commercial Services & Supplies 0.4%
Cintas Corp.	5,372	930,538
Copart, Inc.(a)	51,895	3,555,845
Rollins, Inc.	40,098	1,449,142
Total		5,935,525
Construction & Engineering 0.2%
Quanta Services, Inc.	68,045	2,159,068
Electrical Equipment 1.0%
Rockwell Automation, Inc.	89,784	13,549,304
Industrial Conglomerates 0.7%
Honeywell International, Inc.	64,966	8,691,801
Machinery 0.2%
Illinois Tool Works, Inc.	19,853	2,821,508
Professional Services 0.2%
Robert Half International, Inc.	23,760	896,940
Verisk Analytics, Inc.	10,726	1,494,990
Total		2,391,930
Road & Rail 0.3%
Landstar System, Inc.	17,335	1,661,733
Union Pacific Corp.	17,029	2,401,770
Total		4,063,503
Total Industrials		68,946,640
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 43.3%
Communications Equipment 0.7%
Cisco Systems, Inc.	180,177	7,082,758
Motorola Solutions, Inc.	16,268	2,162,342
Total		9,245,100
Electronic Equipment, Instruments & Components 1.0%
CDW Corp.	14,716	1,372,561
Dolby Laboratories, Inc., Class A	13,405	726,685
Jabil, Inc.	333,345	8,193,620
Keysight Technologies, Inc.(a)	31,725	2,654,748
Total		12,947,614
IT Services 9.5%
Accenture PLC, Class A	63,283	10,331,583
Akamai Technologies, Inc.(a)	28,275	2,586,880
Automatic Data Processing, Inc.	31,480	4,302,686
Booz Allen Hamilton Holdings Corp.	16,668	1,144,091
Euronet Worldwide, Inc.(a)	13,606	1,166,306
Fidelity National Information Services, Inc.	19,880	2,418,203
Fiserv, Inc.(a)	32,575	3,094,299
FleetCor Technologies, Inc.(a)	11,138	2,077,682
Global Payments, Inc.	14,334	2,067,393
GoDaddy, Inc., Class A(a)	160,959	9,192,368
Jack Henry & Associates, Inc.	12,157	1,887,253
MasterCard, Inc., Class A	106,412	25,704,883
Paychex, Inc.	63,041	3,966,540
PayPal Holdings, Inc.(a)	130,470	12,491,198
Square, Inc., Class A(a)	27,320	1,431,022
VeriSign, Inc.(a)	53,308	9,600,238
Visa, Inc., Class A	194,990	31,416,789
Total		124,879,414
Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc.(a)	53,896	2,451,190
Applied Materials, Inc.	38,545	1,766,132
Broadcom, Inc.	50,089	11,876,102
Entegris, Inc.	26,515	1,187,076
Lam Research Corp.	37,873	9,089,520
Monolithic Power Systems, Inc.	15,428	2,583,573
NVIDIA Corp.	96,176	25,351,994

32	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
QUALCOMM, Inc.	178,840	12,098,526
Teradyne, Inc.	158,013	8,559,564
Texas Instruments, Inc.	36,387	3,636,153
Universal Display Corp.	33,835	4,458,776
Total		83,058,606
Software 17.3%
Adobe, Inc.(a)	61,853	19,684,099
Alteryx, Inc., Class A(a)	2,620	249,345
ANSYS, Inc.(a)	14,038	3,263,414
Atlassian Corp. PLC, Class A(a)	33,060	4,537,816
Autodesk, Inc.(a)	16,904	2,638,714
Cadence Design Systems, Inc.(a)	116,953	7,723,576
Citrix Systems, Inc.	11,496	1,627,259
DocuSign, Inc.(a)	21,721	2,007,020
Dropbox, Inc., Class A(a)	62,340	1,128,354
Fair Isaac Corp.(a)	7,593	2,336,290
Fortinet, Inc.(a)	64,011	6,475,993
Intuit, Inc.	39,133	9,000,590
Manhattan Associates, Inc.(a)	64,170	3,196,950
Microsoft Corp.	762,556	120,262,707
Oracle Corp.	465,189	22,482,584
Paycom Software, Inc.(a)	3,091	624,413
RingCentral, Inc., Class A(a)	8,533	1,808,228
Salesforce.com, Inc.(a)	82,725	11,910,746
ServiceNow, Inc.(a)	26,011	7,454,232
Total		228,412,330
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	429,343	109,177,632
NCR Corp.(a)	49,922	883,619
NetApp, Inc.	53,678	2,237,836
Total		112,299,087
Total Information Technology		570,842,151
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.6%
Chemicals 1.3%
NewMarket Corp.	13,677	5,236,513
Scotts Miracle-Gro Co. (The), Class A	101,241	10,367,078
Sherwin-Williams Co. (The)	3,671	1,686,898
Total		17,290,489
Construction Materials 0.3%
Eagle Materials, Inc.	67,235	3,927,869
Metals & Mining 0.0%
Southern Copper Corp.	9,495	267,379
Total Materials		21,485,737
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.6%
American Tower Corp.	83,481	18,177,988
Crown Castle International Corp.	15,758	2,275,455
Life Storage, Inc.	12,040	1,138,382
Total		21,591,825
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	31,950	1,204,834
Total Real Estate		22,796,659
Total Common Stocks (Cost $1,209,233,136)		1,300,196,099

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	18,398,184	18,388,985
Total Money Market Funds (Cost $18,396,640)		18,388,985
Total Investments in Securities (Cost: $1,227,629,776)		1,318,585,084
Other Assets & Liabilities, Net		(597,939)
Net Assets		1,317,987,145

CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2020	33

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	17,374,858	17,556,030	(16,532,704)	18,398,184	1,074	(7,052)	59,240	18,388,985
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
34	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments
CTIVP® – MFS® Value Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 3.5%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	106,488	5,721,600
Media 3.0%
Comcast Corp., Class A	912,217	31,362,021
Total Communication Services		37,083,621
Consumer Discretionary 1.0%
Auto Components 0.6%
Aptiv PLC	129,631	6,383,031
Hotels, Restaurants & Leisure 0.4%
Marriott International, Inc., Class A	55,756	4,171,106
Total Consumer Discretionary		10,554,137
Consumer Staples 8.2%
Beverages 2.2%
Diageo PLC	541,762	17,179,018
PepsiCo, Inc.	53,848	6,467,145
Total		23,646,163
Food Products 3.6%
Archer-Daniels-Midland Co.	180,384	6,345,909
Danone SA	73,058	4,675,581
JM Smucker Co. (The)	44,418	4,930,398
Nestlé SA, Registered Shares	214,242	21,931,481
Total		37,883,369
Household Products 1.2%
Colgate-Palmolive Co.	37,305	2,475,560
Kimberly-Clark Corp.	34,001	4,347,708
Reckitt Benckiser Group PLC	72,509	5,523,417
Total		12,346,685
Tobacco 1.2%
Philip Morris International, Inc.	173,958	12,691,976
Total Consumer Staples		86,568,193
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.6%
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp.	88,469	6,410,464
ConocoPhillips Co.	233,278	7,184,962
EOG Resources, Inc.	118,789	4,266,901
Pioneer Natural Resources Co.	35,830	2,513,475
Suncor Energy, Inc.	410,262	6,547,633
Total		26,923,435
Total Energy		26,923,435
Financials 25.6%
Banks 10.6%
Citigroup, Inc.	504,515	21,250,172
JPMorgan Chase & Co.	496,009	44,655,690
PNC Financial Services Group, Inc. (The)	129,201	12,367,120
Truist Financial Corp.	368,927	11,377,709
U.S. Bancorp	510,680	17,592,926
Wells Fargo & Co.	175,549	5,038,256
Total		112,281,873
Capital Markets 5.9%
BlackRock, Inc.	26,835	11,806,595
Goldman Sachs Group, Inc. (The)	100,644	15,558,556
Moody’s Corp.	36,782	7,779,393
Nasdaq, Inc.	151,385	14,374,006
State Street Corp.	123,661	6,587,421
T. Rowe Price Group, Inc.	57,151	5,580,795
Total		61,686,766
Consumer Finance 0.9%
American Express Co.	109,594	9,382,343
Insurance 8.2%
Aon PLC	155,674	25,692,437
Chubb Ltd.	198,454	22,165,327
Marsh & McLennan Companies, Inc.	233,423	20,181,753
Travelers Companies, Inc. (The)	189,001	18,777,249
Total		86,816,766
Total Financials		270,167,748
CTIVP® – MFS® Value Fund | Quarterly Report 2020	35

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 20.5%
Health Care Equipment & Supplies 7.1%
Abbott Laboratories	207,040	16,337,527
Boston Scientific Corp.(a)	225,137	7,346,220
Danaher Corp.	134,920	18,674,277
Medtronic PLC	354,168	31,938,870
Total		74,296,894
Health Care Providers & Services 3.5%
Cigna Corp.	159,430	28,247,807
McKesson Corp.	66,295	8,967,062
Total		37,214,869
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	60,698	17,213,953
Pharmaceuticals 8.3%
Johnson & Johnson	352,736	46,254,272
Merck & Co., Inc.	181,420	13,958,455
Pfizer, Inc.	651,760	21,273,446
Roche Holding AG, Genusschein Shares	19,326	6,217,986
Total		87,704,159
Total Health Care		216,429,875
Industrials 17.0%
Aerospace & Defense 5.1%
Lockheed Martin Corp.	39,050	13,235,998
Northrop Grumman Corp.	90,955	27,518,435
Raytheon Technologies Corp.	142,731	13,463,815
Total		54,218,248
Building Products 2.4%
Johnson Controls International PLC	355,122	9,574,089
Masco Corp.	204,768	7,078,830
Trane Technologies PLC	109,116	9,011,890
Total		25,664,809
Electrical Equipment 1.3%
Eaton Corp. PLC	177,663	13,802,639
Industrial Conglomerates 2.5%
Honeywell International, Inc.	199,866	26,740,072
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.7%
Illinois Tool Works, Inc.	131,470	18,684,516
Stanley Black & Decker, Inc.	95,495	9,549,500
Total		28,234,016
Professional Services 1.0%
Equifax, Inc.	83,778	10,007,282
Road & Rail 2.0%
Canadian National Railway Co.	85,449	6,633,406
Union Pacific Corp.	99,924	14,093,281
Total		20,726,687
Total Industrials		179,393,753
Information Technology 9.5%
IT Services 6.0%
Accenture PLC, Class A	160,212	26,156,211
Cognizant Technology Solutions Corp., Class A	85,992	3,996,048
Fidelity National Information Services, Inc.	131,527	15,998,944
Fiserv, Inc.(a)	181,530	17,243,535
Total		63,394,738
Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	74,997	6,723,481
NXP Semiconductors NV	94,847	7,865,662
Texas Instruments, Inc.	221,905	22,174,967
Total		36,764,110
Total Information Technology		100,158,848
Materials 3.4%
Chemicals 3.4%
Corteva, Inc.	54,371	1,277,718
DuPont de Nemours, Inc.	170,116	5,800,956
PPG Industries, Inc.	204,459	17,092,772
Sherwin-Williams Co. (The)	26,619	12,231,963
Total		36,403,409
Total Materials		36,403,409
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	22,035	4,376,371
Total Real Estate		4,376,371

36	CTIVP® – MFS® Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 7.4%
Electric Utilities 7.4%
American Electric Power Co., Inc.	66,986	5,357,540
Duke Energy Corp.	342,241	27,680,452
FirstEnergy Corp.	393,233	15,756,847
Southern Co. (The)	426,944	23,114,748
Xcel Energy, Inc.	107,969	6,510,531
Total		78,420,118
Total Utilities		78,420,118
Total Common Stocks (Cost $960,940,573)		1,046,479,508

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	13,283,685	13,277,043
Total Money Market Funds (Cost $13,279,634)		13,277,043
Total Investments in Securities (Cost: $974,220,207)		1,059,756,551
Other Assets & Liabilities, Net		(3,402,102)
Net Assets		1,056,354,449

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	16,906,901	84,478,396	(88,101,612)	13,283,685	73	(2,310)	36,631	13,277,043
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – MFS® Value Fund | Quarterly Report 2020	37

Portfolio of Investments
CTIVP® – Morgan Stanley Advantage Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 16.4%
Entertainment 8.6%
Activision Blizzard, Inc.(a)	431,184	25,646,824
Spotify Technology SA(a)	556,818	67,619,978
Take-Two Interactive Software, Inc.(a)	139,660	16,565,073
Walt Disney Co. (The)	247,448	23,903,477
Total		133,735,352
Interactive Media & Services 7.8%
Alphabet, Inc., Class C(a)	39,681	46,141,464
Facebook, Inc., Class A(a)	142,093	23,701,112
Twitter, Inc.(a)	2,134,009	52,411,261
Total		122,253,837
Total Communication Services		255,989,189
Consumer Discretionary 12.9%
Hotels, Restaurants & Leisure 2.7%
Starbucks Corp.	644,723	42,384,090
Internet & Direct Marketing Retail 7.4%
Amazon.com, Inc.(a)	59,073	115,175,809
Textiles, Apparel & Luxury Goods 2.8%
Nike, Inc., Class B	521,254	43,128,556
Total Consumer Discretionary		200,688,455
Consumer Staples 1.4%
Personal Products 1.4%
Estee Lauder Companies, Inc. (The), Class A	136,814	21,799,943
Total Consumer Staples		21,799,943
Financials 3.0%
Capital Markets 3.0%
CME Group, Inc.	91,047	15,742,937
Intercontinental Exchange, Inc.	192,001	15,504,081
S&P Global, Inc.	65,068	15,944,913
Total		47,191,931
Total Financials		47,191,931
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.2%
Health Care Equipment & Supplies 7.2%
Danaher Corp.	165,322	22,882,218
Intuitive Surgical, Inc.(a)	180,184	89,228,919
Total		112,111,137
Health Care Technology 5.2%
Veeva Systems Inc., Class A(a)	515,411	80,594,818
Pharmaceuticals 2.8%
Zoetis, Inc.	376,871	44,353,948
Total Health Care		237,059,903
Industrials 8.4%
Aerospace & Defense 2.6%
HEICO Corp., Class A	631,523	40,354,320
Commercial Services & Supplies 2.9%
Copart, Inc.(a)	313,786	21,500,617
Rollins, Inc.	683,015	24,684,162
Total		46,184,779
Industrial Conglomerates 1.5%
Roper Technologies, Inc.	73,918	23,048,371
Professional Services 1.4%
Verisk Analytics, Inc.	160,227	22,332,439
Total Industrials		131,919,909
Information Technology 33.1%
Electronic Equipment, Instruments & Components 1.8%
Adyen NV(a)	33,841	28,761,272
IT Services 11.1%
Okta, Inc.(a)	395,555	48,360,554
Shopify, Inc., Class A(a)	213,673	89,086,684
Twilio, Inc., Class A(a)	403,050	36,068,945
Total		173,516,183
Software 20.2%
Atlassian Corp. PLC, Class A(a)	216,575	29,727,084
Autodesk, Inc.(a)	137,630	21,484,043
Coupa Software, Inc.(a)	320,316	44,757,755
ServiceNow, Inc.(a)	350,960	100,578,117
38	CTIVP® – Morgan Stanley Advantage Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Slack Technologies, Inc.(a)	1,786,220	47,942,145
Workday, Inc., Class A(a)	543,059	70,717,143
Total		315,206,287
Total Information Technology		517,483,742
Materials 7.9%
Chemicals 6.4%
Ecolab, Inc.	485,633	75,676,191
Sherwin-Williams Co. (The)	51,441	23,638,168
Total		99,314,359
Containers & Packaging 1.5%
Ball Corp.	370,395	23,949,740
Total Materials		123,264,099
Total Common Stocks (Cost $1,481,390,798)		1,535,397,171

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	19,726,559	19,716,696
Total Money Market Funds (Cost $19,723,434)		19,716,696
Total Investments in Securities (Cost: $1,501,114,232)		1,555,113,867
Other Assets & Liabilities, Net		6,077,516
Net Assets		1,561,191,383

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	50,987,032	174,559,548	(205,820,021)	19,726,559	(5,351)	(6,175)	193,232	19,716,696
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Morgan Stanley Advantage Fund | Quarterly Report 2020	39

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Communication Services 5.7%
Diversified Telecommunication Services 2.1%
Verizon Communications, Inc.	480,911	25,839,348
Entertainment 1.0%
Walt Disney Co. (The)	122,386	11,822,488
Media 2.6%
Comcast Corp., Class A	388,345	13,351,301
Fox Corp., Class B	464,747	10,633,411
News Corp., Class A	793,325	7,120,092
Total		31,104,804
Total Communication Services		68,766,640
Consumer Discretionary 1.7%
Auto Components 0.5%
Magna International, Inc.	189,499	6,048,808
Hotels, Restaurants & Leisure 1.0%
Carnival Corp.	111,477	1,468,152
Las Vegas Sands Corp.	157,699	6,697,477
McDonald’s Corp.	15,800	2,612,530
Royal Caribbean Cruises Ltd.	53,000	1,705,010
Total		12,483,169
Multiline Retail 0.2%
Kohl’s Corp.	166,756	2,432,970
Total Consumer Discretionary		20,964,947
Consumer Staples 9.9%
Beverages 0.8%
PepsiCo, Inc.	75,164	9,027,197
Food & Staples Retailing 1.6%
Walmart, Inc.	172,952	19,650,806
Food Products 4.2%
Bunge Ltd.	245,963	10,091,862
ConAgra Foods, Inc.	533,350	15,648,489
Tyson Foods, Inc., Class A	428,328	24,787,341
Total		50,527,692
Household Products 1.6%
Kimberly-Clark Corp.	154,703	19,781,873
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.7%
Philip Morris International, Inc.	288,894	21,077,706
Total Consumer Staples		120,065,274
Energy 7.6%
Oil, Gas & Consumable Fuels 7.6%
ConocoPhillips Co.	191,000	5,882,800
Exxon Mobil Corp.	393,145	14,927,716
Occidental Petroleum Corp.	290,213	3,360,666
Pioneer Natural Resources Co.	112,398	7,884,720
TC Energy Corp.	593,610	26,296,923
Total SA, ADR	892,566	33,239,158
Total		91,591,983
Total Energy		91,591,983
Financials 20.0%
Banks 7.9%
Citigroup, Inc.	119,210	5,021,125
Fifth Third Bancorp	1,098,429	16,311,671
JPMorgan Chase & Co.	347,721	31,305,322
Signature Bank	84,286	6,775,751
Wells Fargo & Co.	1,259,184	36,138,581
Total		95,552,450
Capital Markets 4.7%
Charles Schwab Corp. (The)	345,000	11,598,900
Franklin Resources, Inc.	280,531	4,682,063
Morgan Stanley	873,149	29,687,066
State Street Corp.	206,900	11,021,563
Total		56,989,592
Diversified Financial Services 0.6%
Equitable Holdings, Inc.	546,625	7,898,731
Insurance 6.8%
American International Group, Inc.	891,601	21,621,324
Chubb Ltd.	258,740	28,898,671
Marsh & McLennan Companies, Inc.	206,781	17,878,285
MetLife, Inc.	449,218	13,732,594
Total		82,130,874
Total Financials		242,571,647
40	CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 17.5%
Biotechnology 2.7%
AbbVie, Inc.	238,200	18,148,458
Gilead Sciences, Inc.	186,633	13,952,683
Total		32,101,141
Health Care Equipment & Supplies 5.7%
Becton Dickinson and Co.	76,862	17,660,581
Hologic, Inc.(a)	294,738	10,345,304
Medtronic PLC	349,884	31,552,539
Zimmer Biomet Holdings, Inc.	96,922	9,796,876
Total		69,355,300
Health Care Providers & Services 2.1%
CVS Health Corp.	424,759	25,200,952
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.	27,223	7,720,443
Pharmaceuticals 6.4%
Elanco Animal Health, Inc.(a)	299,928	6,715,388
Johnson & Johnson	252,149	33,064,298
Merck & Co., Inc.	99,413	7,648,836
Perrigo Co. PLC	252,997	12,166,626
Pfizer, Inc.	537,086	17,530,487
Total		77,125,635
Total Health Care		211,503,471
Industrials 11.1%
Aerospace & Defense 1.9%
Boeing Co. (The)	83,694	12,482,123
Raytheon Co.	78,702	10,321,767
Total		22,803,890
Air Freight & Logistics 2.2%
United Parcel Service, Inc., Class B	285,775	26,697,101
Airlines 0.9%
Southwest Airlines Co.	292,102	10,401,752
Building Products 0.6%
Fortune Brands Home & Security, Inc.	168,235	7,276,164
Commercial Services & Supplies 0.6%
Stericycle, Inc.(a)	139,891	6,795,905
Electrical Equipment 0.5%
Common Stocks (continued)
Issuer	Shares	Value ($)
Rockwell Automation, Inc.	44,000	6,640,040
Industrial Conglomerates 2.8%
General Electric Co.	4,351,131	34,547,980
Machinery 1.1%
Cummins, Inc.	21,000	2,841,720
Illinois Tool Works, Inc.	76,487	10,870,332
Total		13,712,052
Professional Services 0.5%
Nielsen Holdings PLC	486,751	6,103,858
Total Industrials		134,978,742
Information Technology 10.9%
Communications Equipment 1.7%
Cisco Systems, Inc.	514,042	20,206,991
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity Ltd.	109,623	6,904,057
Semiconductors & Semiconductor Equipment 5.8%
Applied Materials, Inc.	411,513	18,855,526
NXP Semiconductors NV	74,100	6,145,113
QUALCOMM, Inc.	434,208	29,374,171
Texas Instruments, Inc.	158,977	15,886,571
Total		70,261,381
Software 2.8%
Microsoft Corp.	216,302	34,112,988
Total Information Technology		131,485,417
Materials 3.5%
Chemicals 2.1%
CF Industries Holdings, Inc.	390,535	10,622,552
DuPont de Nemours, Inc.	430,751	14,688,609
Total		25,311,161
Containers & Packaging 1.4%
International Paper Co.	540,588	16,828,504
Total Materials		42,139,665

CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2020	41

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
SL Green Realty Corp.	170,320	7,340,792
Weyerhaeuser Co.	786,493	13,331,056
Total		20,671,848
Total Real Estate		20,671,848
Utilities 7.6%
Electric Utilities 6.3%
Edison International	305,613	16,744,536
NextEra Energy, Inc.	88,534	21,303,051
Southern Co. (The)	693,899	37,567,692
Total		75,615,279
Multi-Utilities 1.3%
CenterPoint Energy, Inc.	564,650	8,723,842
Sempra Energy	65,337	7,382,428
Total		16,106,270
Total Utilities		91,721,549
Total Common Stocks (Cost $1,397,509,806)		1,176,461,183

Convertible Preferred Stocks 1.7%
Issuer		Shares	Value ($)
Health Care 0.3%
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co.	6.125%	64,898	3,547,031
Total Health Care			3,547,031
Utilities 1.4%
Electric Utilities 0.5%
Southern Co. (The)	6.750%	131,961	5,859,068
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 0.9%
Sempra Energy	6.000%	95,092	8,905,456
Sempra Energy	6.750%	25,254	2,372,108
Total			11,277,564
Total Utilities			17,136,632
Total Convertible Preferred Stocks (Cost $21,932,062)			20,683,663

Preferred Stocks 0.1%

Health Care 0.1%
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(a)	5.000%	12,718	524,020
Total Health Care			524,020
Total Preferred Stocks (Cost $635,900)			524,020

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	9,857,083	9,852,155
Total Money Market Funds (Cost $9,854,336)		9,852,155
Total Investments in Securities (Cost: $1,429,932,104)		1,207,521,021
Other Assets & Liabilities, Net		2,758,391
Net Assets		1,210,279,412

42	CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	33,927,495	47,854,176	(71,924,588)	9,857,083	(356)	(100)	96,158	9,852,155
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2020	43

Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR
3-month USD LIBOR + 0.850% Floor 0.850% 01/15/2028	2.681%	6,750,000	6,392,243
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	3.500%	8,000,000	7,591,392
BlueMountain CLO Ltd.(a),(b)
Series 2015-2A Class A1R
3-month USD LIBOR + 0.930% Floor 0.930% 07/18/2027	2.749%	7,250,000	7,047,304
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	1.747%	3,090,000	2,904,320
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	2,389,834	2,381,663
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	2,693,695	2,888,775
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% Floor 1.050% 05/25/2034	2.729%	2,591,116	2,460,428
LCM(a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 07/15/2027	3.071%	8,000,000	7,834,272
Magnetite XXI Ltd.(a),(b)
Series 2019-21A Class A
3-month USD LIBOR + 1.280% Floor 1.280% 04/20/2030	3.099%	6,400,000	6,097,325
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	1.457%	5,609,719	5,098,143
Series 2014-2 Class A
1-month USD LIBOR + 0.640% Floor 0.640% 03/25/2083	1.587%	5,265,427	4,847,313
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	1.567%	5,569,173	5,096,113
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	1.567%	4,040,549	3,698,184
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% Floor 0.570% 11/26/2040	1.517%	10,394,392	9,532,090
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	2.447%	7,950,000	7,928,560
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	1.997%	7,900,000	7,190,792
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	1.897%	4,345,000	3,650,458
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% Floor 0.210% 03/15/2055	0.951%	386,825	338,401
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	2.344%	7,714,879	7,136,258
Series 2009-3 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2045	1.697%	3,224,689	3,102,674
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	1.854%	11,346,388	10,833,070
Series 2007-7 Class A4
3-month USD LIBOR + 0.330% 01/25/2022	2.124%	5,508,825	5,267,351
44	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-7 Class B
3-month USD LIBOR + 0.750% Floor 0.750% 10/27/2070	2.544%	1,990,000	1,670,219
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	3.444%	1,585,404	1,465,537
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	3.644%	5,860,000	5,112,811
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	2.894%	5,559,464	5,389,408
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	3.294%	1,397,848	1,388,746
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	4.044%	5,775,000	5,446,308
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	1.964%	11,669,054	10,771,155
Total Asset-Backed Securities — Non-Agency (Cost $159,439,109)			150,561,313

Commercial Mortgage-Backed Securities - Agency 1.3%

Federal Home Loan Mortgage Corp. Multiclass Certificates(c),(d)
Series 2020-RR06 Class AX
10/27/2028	1.878%	5,815,000	770,840
Series 2020-RR06 Class BX
05/27/2033	1.836%	5,475,000	922,441
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	8,715,830
Series S8FX Class A2
03/25/2027	3.291%	13,225,000	14,401,735
Federal National Mortgage Association
11/01/2037	3.210%	7,018,545	8,000,241
Series 2001-M2 Class Z2
06/25/2031	6.300%	27,769	27,807
Federal National Mortgage Association(c),(d)
Series 2020-M10 Class X1
12/25/2030	1.923%	8,730,000	1,314,561
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-M10 Class X2
12/25/2030	1.826%	18,260,000	2,640,144
Series 2020-M10 Class X3
11/25/2028	1.438%	7,395,000	698,872
Series 2020-M10 Class X4
07/25/2032	1.000%	6,390,000	545,440
Federal National Mortgage Association(c),(d),(e)
Series 2020-M10 Class X5
11/25/2028	1.554%	7,280,000	775,466
Series 2020-M10 Class X6
08/25/2028	1.497%	7,680,000	776,294
Series 2020-M10 Class X8
12/25/2027	0.776%	7,050,000	310,129
Series 2020-M10 Class X9
01/25/2028	0.988%	6,220,000	311,187
Government National Mortgage Association(c),(d)
CMO Series 2011-121 Class
06/16/2043	0.122%	3,669,256	15,107
CMO Series 2011-78 Class IX
08/16/2046	0.096%	5,213,057	44,458
CMO Series 2012-55 Class
04/16/2052	0.250%	1,473,882	8,753
Government National Mortgage Association(d)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	10,177,310	68,938
Total Commercial Mortgage-Backed Securities - Agency (Cost $39,473,879)			40,348,243

Commercial Mortgage-Backed Securities - Non-Agency 0.8%

BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	2,620,000	2,639,839
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,318,680
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	3,095,000	3,212,057
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,800,000	3,540,233
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,929,764
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,738,174

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	45

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	3,690,000	3,653,997
Natixis Commercial Mortgage Securities Trust(a)
Series 2020-2PAC Class A
01/15/2025	2.966%	2,825,000	2,899,233
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.834%	3,035,000	3,037,852
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $26,537,918)			25,969,829

Commercial Paper 0.3%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Automotive 0.3%
Ford Motor Credit Co. LLC(a)
10/08/2020	4.040%	8,490,000	8,314,401
Total Commercial Paper (Cost $8,351,094)			8,314,401

Common Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(f)	32,056	112,196
Total Utilities		112,196
Total Common Stocks (Cost $1,930,228)		112,196

Corporate Bonds & Notes 25.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Northrop Grumman Corp.
05/01/2050	5.250%	3,210,000	4,337,856
Airlines 0.6%
America West Airlines Pass-Through Trust
04/02/2021	7.100%	971,630	984,047
American Airlines Pass-Through Trust
01/31/2021	5.250%	1,038,863	1,027,312
01/15/2023	4.950%	923,815	803,719
Continental Airlines Pass-Through Trust
06/15/2021	6.703%	123,454	127,007
04/19/2022	5.983%	7,774,927	7,945,993
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	9,000,000	8,184,420
Total			19,072,498
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/2022	3.375%	2,315,000	2,249,087
Automotive 1.9%
Daimler Finance North America LLC(a)
10/30/2021	2.200%	4,235,000	4,074,196
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	2.592%	3,000,000	2,816,155
Ford Motor Credit Co. LLC
11/02/2020	2.343%	3,000,000	2,901,206
01/15/2021	3.200%	2,850,000	2,758,392
02/01/2021	5.750%	190,000	184,893
03/18/2021	3.336%	1,420,000	1,364,813
08/02/2021	5.875%	4,825,000	4,727,926
10/12/2021	3.813%	1,955,000	1,878,398
01/07/2022	5.596%	8,082,000	7,822,035
01/09/2022	3.219%	1,575,000	1,470,269
03/28/2022	3.339%	3,060,000	2,870,286
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.810% 04/05/2021	2.710%	2,000,000	1,800,471
3-month USD LIBOR + 0.880% 10/12/2021	2.728%	2,095,000	1,921,823
3-month USD LIBOR + 1.270% 03/28/2022	2.645%	6,300,000	4,719,475
3-month USD LIBOR + 1.080% 08/03/2022	2.843%	1,940,000	1,588,632
General Motors Co.
10/02/2023	4.875%	1,320,000	1,202,011
General Motors Financial Co., Inc.
07/06/2021	3.200%	1,175,000	1,115,748
09/25/2021	4.375%	2,325,000	2,214,540
11/06/2021	4.200%	5,934,000	5,569,998
04/10/2022	3.450%	3,155,000	2,928,956
06/30/2022	3.150%	3,420,000	3,103,352
Total			59,033,575
Banking 3.9%
Bank of America Corp.
10/19/2020	2.625%	2,000,000	2,002,933
Bank of America Corp.(g)
07/21/2021	2.369%	14,195,000	14,179,502
12/20/2023	3.004%	8,937,000	9,105,644
02/13/2031	2.496%	1,575,000	1,521,190

46	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	2.230%	1,000,000	875,170
Citigroup, Inc.
01/12/2026	3.700%	4,475,000	4,739,432
10/21/2026	3.200%	3,095,000	3,204,601
Global Bank Corp.(a)
10/20/2021	4.500%	300,000	292,071
Goldman Sachs Group, Inc. (The)(g)
09/29/2025	3.272%	7,485,000	7,535,629
06/05/2028	3.691%	1,490,000	1,522,962
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	1,645,000	1,547,769
JPMorgan Chase & Co.(g)
06/18/2022	3.514%	3,000,000	3,045,161
12/05/2024	4.023%	6,015,000	6,363,360
03/13/2026	2.005%	8,185,000	8,129,651
JPMorgan Chase & Co.
06/15/2026	3.200%	3,000,000	3,117,914
Lloyds Banking Group PLC(g)
03/17/2023	2.858%	4,200,000	4,136,806
11/07/2023	2.907%	4,119,000	4,041,339
Lloyds Banking Group PLC
03/12/2024	3.900%	3,175,000	3,221,475
Morgan Stanley(b)
SOFR + 0.700% 01/20/2023	2.700%	5,485,000	5,102,040
Nationwide Building Society(a),(g)
04/26/2023	3.622%	4,149,000	4,126,487
03/08/2024	3.766%	1,000,000	997,972
Santander UK Group Holdings PLC
08/05/2021	2.875%	9,573,000	9,524,790
Santander UK Group Holdings PLC(g)
11/15/2024	4.796%	1,500,000	1,532,994
Wells Fargo & Co.
07/22/2020	2.600%	4,065,000	4,060,956
Wells Fargo & Co.(g)
10/30/2030	2.879%	620,000	613,922
02/11/2031	2.572%	3,355,000	3,198,997
04/04/2051	5.013%	7,160,000	9,086,269
Wells Fargo Bank NA(g)
09/09/2022	2.082%	5,739,000	5,701,621
Total			122,528,657
Brokerage/Asset Managers/Exchanges 0.1%
Raymond James Financial, Inc.
07/15/2046	4.950%	2,180,000	2,507,746
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	1,068,000	1,099,455
08/15/2030	4.500%	3,836,000	3,760,074
05/01/2032	4.500%	1,734,000	1,689,757
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	450,000	538,496
04/01/2048	5.750%	935,000	1,064,600
03/01/2050	4.800%	870,000	911,508
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	879,234
02/01/2029	6.500%	229,000	246,897
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	3,372,000	2,123,589
07/15/2025	9.750%	2,323,000	1,445,888
Time Warner Cable LLC
11/15/2040	5.875%	2,480,000	2,594,500
09/01/2041	5.500%	850,000	891,523
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	1,000,000	1,016,033
05/15/2029	5.500%	1,750,000	1,756,701
Total			20,018,255
Chemicals 0.1%
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	4,005,000	4,153,978
Sasol Financing USA LLC
03/27/2024	5.875%	925,000	392,054
Total			4,546,032
Consumer Cyclical Services 0.2%
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,335,000	1,400,295
02/15/2025	4.750%	1,565,000	1,637,735
IHS Markit Ltd.
08/01/2028	4.750%	2,500,000	2,614,468
Matthews International Corp.(a)
12/01/2025	5.250%	706,000	624,407
Total			6,276,905
Consumer Products 0.2%
Procter & Gamble Co. (The)
03/25/2030	3.000%	4,570,000	5,073,994
Diversified Manufacturing 0.1%
General Electric Co.
03/15/2032	6.750%	1,725,000	2,079,125
01/14/2038	5.875%	517,000	600,375
Total			2,679,500

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	47

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.9%
AEP Transmission Co. LLC(h)
04/01/2050	3.650%	2,605,000	2,650,909
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,890,662
Dominion Energy, Inc.
03/15/2025	3.300%	3,990,000	4,061,900
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	1,015,996
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,350,000	5,463,235
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	6,374,576
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,774,618
11/15/2027	3.350%	1,000,000	1,014,152
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,348,407
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	700,000	587,310
Monongahela Power Co.(a)
12/15/2043	5.400%	2,511,000	2,830,936
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	2.231%	14,250,000	13,831,480
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,533,633
PacifiCorp
07/01/2025	3.350%	2,000,000	1,946,285
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	7,215,044
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,256,000	2,264,489
Total			60,803,632
Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	920,000	902,782
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,190,000	1,104,897
Total			2,007,679
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 1.7%
AerCap Ireland Capital DAC/Global Aviation Trust
07/01/2020	4.250%	1,780,000	1,740,487
05/15/2021	4.500%	3,735,000	3,429,784
10/01/2021	5.000%	1,000,000	915,540
05/26/2022	3.500%	1,375,000	1,173,409
AerCap Ireland Capital Ltd./Global Aviation Trust
02/01/2022	3.950%	2,000,000	1,806,113
Air Lease Corp.
03/01/2025	3.250%	2,810,000	2,236,765
Avolon Holdings Funding Ltd.(a)
05/15/2024	5.250%	2,035,000	1,640,137
02/15/2025	2.875%	1,310,000	1,036,448
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	14,307,000	14,046,380
11/15/2035	4.418%	15,697,000	16,753,453
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	3,375,000	2,981,217
03/15/2023	4.500%	5,955,000	4,963,240
02/15/2024	5.500%	2,620,000	2,170,306
Total			54,893,279
Food and Beverage 1.0%
Bacardi Ltd.(a)
05/15/2028	4.700%	970,000	1,034,345
05/15/2048	5.300%	1,400,000	1,529,123
Kraft Heinz Foods Co. (The)
07/15/2035	5.000%	1,770,000	1,775,071
06/04/2042	5.000%	5,304,000	5,049,037
07/15/2045	5.200%	7,145,000	6,918,677
06/01/2046	4.375%	4,965,000	4,506,399
Kraft Heinz Foods Co. (The)(a)
08/01/2039	7.125%	2,284,000	2,623,967
10/01/2049	4.875%	4,685,000	4,340,612
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	926,000	913,296
Post Holdings, Inc.(a)
08/15/2026	5.000%	1,000,000	1,028,585
03/01/2027	5.750%	2,000,000	2,048,457
Total			31,767,569
Gaming 0.5%
Churchill Downs, Inc.(a)
04/01/2027	5.500%	3,184,000	3,003,180
01/15/2028	4.750%	465,000	409,598
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	2,120,000	1,934,140
09/01/2024	3.350%	1,800,000	1,594,130
06/01/2025	5.250%	2,185,000	2,025,134
04/15/2026	5.375%	550,000	492,595

48	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2028	5.750%	870,000	770,042
01/15/2029	5.300%	2,325,000	1,976,949
01/15/2030	4.000%	1,615,000	1,244,131
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,036,000	994,598
Total			14,444,497
Health Care 2.5%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	2.250%	2,998,000	2,896,818
Becton Dickinson and Co.
06/06/2022	2.894%	2,000,000	1,986,790
06/06/2024	3.363%	1,380,000	1,370,141
Cigna Corp.
07/15/2023	3.750%	2,659,000	2,735,444
03/15/2030	2.400%	2,640,000	2,495,600
08/15/2038	4.800%	5,000,000	5,613,812
12/15/2048	4.900%	2,390,000	2,867,496
Cigna Corp.(a)
10/15/2047	3.875%	1,190,000	1,187,986
CVS Health Corp.
07/20/2045	5.125%	2,090,000	2,396,023
03/25/2048	5.050%	11,070,000	12,640,152
Encompass Health Corp.
02/01/2030	4.750%	1,241,000	1,205,365
Hartford HealthCare Corp.
04/01/2044	5.746%	3,000,000	3,967,369
HCA, Inc.
05/01/2023	4.750%	625,000	636,586
04/15/2025	5.250%	2,188,000	2,290,617
06/15/2026	5.250%	2,990,000	3,131,099
06/15/2039	5.125%	2,000,000	2,088,725
06/15/2049	5.250%	3,250,000	3,465,317
IQVIA, Inc.(a)
05/15/2027	5.000%	821,000	839,227
NYU Langone Hospitals
07/01/2042	4.428%	5,936,000	7,540,099
07/01/2055	3.380%	1,915,000	1,781,302
Partners Healthcare System, Inc.
07/01/2060	3.342%	345,000	345,822
Teleflex, Inc.
11/15/2027	4.625%	752,000	757,677
Tenet Healthcare Corp.
07/15/2024	4.625%	850,000	813,098
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	3,790,000	3,616,200
11/01/2027	5.125%	390,000	373,190
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thermo Fisher Scientific, Inc.
03/25/2030	4.497%	5,623,000	6,311,631
Zimmer Biomet Holdings, Inc.
03/20/2030	3.550%	3,175,000	3,164,543
Total			78,518,129
Healthcare Insurance 0.7%
Anthem, Inc.
08/15/2021	3.700%	2,355,000	2,386,593
05/15/2022	3.125%	3,000,000	3,049,053
12/01/2047	4.375%	1,500,000	1,629,486
Centene Corp.(a)
04/01/2025	5.250%	530,000	536,293
02/15/2030	3.375%	4,500,000	4,189,120
Humana, Inc.
10/01/2044	4.950%	1,365,000	1,537,434
Molina Healthcare, Inc.
11/15/2022	5.375%	1,677,000	1,667,080
UnitedHealth Group, Inc.
01/15/2047	4.200%	1,500,000	1,774,103
12/15/2048	4.450%	1,245,000	1,498,822
08/15/2049	3.700%	590,000	651,145
08/15/2059	3.875%	2,035,000	2,191,020
Total			21,110,149
Healthcare REIT 0.3%
HCP, Inc.
11/15/2023	4.250%	3,354,000	3,282,241
08/15/2024	3.875%	2,000,000	2,038,576
Ventas Realty LP
10/15/2026	3.250%	4,095,000	3,877,145
Total			9,197,962
Independent Energy 0.2%
Antero Resources Corp.
12/01/2022	5.125%	1,192,000	642,499
03/01/2025	5.000%	2,918,000	1,115,276
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,200,000	942,694
EQT Corp.
10/01/2027	3.900%	2,125,000	1,460,500
Hess Corp.
02/15/2041	5.600%	2,000,000	1,372,644
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,050,970
Range Resources Corp.
05/15/2025	4.875%	493,000	283,173
Total			7,867,756

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	49

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.6%
BP Capital Markets America, Inc.
02/24/2050	3.000%	1,820,000	1,699,226
Exxon Mobil Corp.
03/19/2030	3.482%	3,500,000	3,868,686
03/19/2040	4.227%	1,915,000	2,254,328
08/16/2049	3.095%	1,310,000	1,331,407
03/19/2050	4.327%	6,665,000	8,167,615
Total			17,321,262
Leisure 0.0%
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	947,000	850,898
Life Insurance 0.1%
Teachers Insurance & Annuity Association of America(a),(g)
Subordinated
09/15/2054	4.375%	3,920,000	3,926,438
Media and Entertainment 0.1%
Walt Disney Co. (The)
03/23/2040	4.625%	3,500,000	4,229,244
Metals and Mining 0.0%
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	150,000	102,000
Midstream 0.9%
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,288,582
Energy Transfer Operating LP
06/01/2027	5.500%	341,000	298,726
05/15/2050	5.000%	3,795,000	2,981,381
Energy Transfer Partners LP
02/01/2042	6.500%	1,525,000	1,342,444
03/15/2045	5.150%	3,048,000	2,368,368
EQT Midstream Partners LP
07/15/2028	5.500%	2,300,000	1,280,452
Kinder Morgan Energy Partners LP
03/15/2035	5.800%	1,000,000	857,646
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,973,000	1,590,865
12/15/2026	4.500%	2,000,000	1,609,067
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	910,000	544,809
04/15/2040	6.875%	1,890,000	1,147,947
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,500,000	2,204,060
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	925,000	707,202
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.
01/15/2029	6.875%	899,000	726,339
TC PipeLines LP
05/25/2027	3.900%	4,500,000	4,290,104
Williams Companies, Inc. (The)
11/15/2023	4.500%	2,200,000	2,033,833
09/15/2025	4.000%	2,350,000	2,072,135
04/15/2040	6.300%	1,000,000	1,000,137
Total			29,344,097
Office REIT 0.3%
Boston Properties LP
05/15/2021	4.125%	1,351,000	1,360,905
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,916,227
SL Green Operating Partnership LP
10/15/2022	3.250%	4,000,000	4,082,919
Total			10,360,051
Oil Field Services 0.1%
Transocean Phoenix 2 Ltd.(a)
10/15/2024	7.750%	499,800	443,663
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	1,050,430	833,351
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,227,000	982,931
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	392,000	317,280
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	684,000	433,666
Total			3,010,891
Other REIT 0.1%
American Campus Communities Operating Partnership LP
07/01/2024	4.125%	1,000,000	1,040,883
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	1,000,000	964,951
Total			2,005,834
Packaging 0.2%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	588,048
OI European Group BV(a)
03/15/2023	4.000%	135,000	128,270
Sealed Air Corp.(a)
12/01/2022	4.875%	1,022,000	1,023,764
09/15/2025	5.500%	591,000	605,853

50	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	4,000,000	3,989,254
Total			6,335,189
Paper 0.0%
WRKCo, Inc.
03/15/2029	4.900%	1,460,000	1,553,825
Pharmaceuticals 1.7%
AbbVie, Inc.(a)
11/21/2039	4.050%	1,425,000	1,477,336
11/21/2049	4.250%	6,930,000	7,383,038
AbbVie, Inc.
11/06/2042	4.400%	1,500,000	1,674,305
05/14/2045	4.700%	1,000,000	1,123,445
05/14/2046	4.450%	1,425,000	1,548,291
11/14/2048	4.875%	1,100,000	1,275,752
Allergan Finance LLC
10/01/2022	3.250%	2,000,000	2,012,771
Allergan Funding SCS
06/15/2024	3.850%	3,057,000	3,160,462
03/15/2025	3.800%	1,450,000	1,487,830
03/15/2035	4.550%	530,000	598,250
Amgen, Inc.
05/01/2045	4.400%	1,375,000	1,626,485
06/15/2051	4.663%	1,230,000	1,543,394
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	2,250,000	2,275,244
04/01/2026	9.250%	252,000	266,665
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	2,858,095
12/15/2025	4.250%	1,835,000	1,890,619
12/15/2028	4.375%	6,405,000	6,832,239
06/25/2038	4.625%	2,925,000	3,115,936
06/25/2048	4.875%	6,145,000	7,068,633
Bayer US Finance LLC(a)
10/08/2024	3.375%	3,000,000	3,017,409
Total			52,236,199
Property & Casualty 0.4%
Berkshire Hathaway Finance Corp.
08/15/2048	4.200%	1,240,000	1,488,399
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	4,228,987
Farmers Exchange Capital II(a),(g)
Subordinated
11/01/2053	6.151%	3,810,000	5,144,414
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	3.031%	2,815,000	2,704,992
Total			13,566,792
Restaurants 0.2%
McDonald’s Corp.
09/01/2049	3.625%	1,435,000	1,444,210
Starbucks Corp.
03/12/2027	2.000%	3,500,000	3,303,271
Total			4,747,481
Retailers 0.3%
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	1,365,000	1,344,329
01/25/2050	3.800%	1,780,000	1,559,729
Rite Aid Corp.(a)
04/01/2023	6.125%	1,032,000	898,298
Target Corp.
09/15/2030	2.650%	1,815,000	1,887,413
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	1,400,000	1,391,224
11/18/2044	4.800%	2,500,000	2,459,600
Total			9,540,593
Supermarkets 0.1%
Kroger Co. (The)
01/15/2049	5.400%	1,325,000	1,603,151
Technology 0.7%
Broadcom Corp./Cayman Finance Ltd.
01/15/2022	3.000%	6,380,000	6,306,377
01/15/2024	3.625%	5,662,000	5,668,143
Broadcom, Inc.(a)
10/15/2022	3.125%	1,500,000	1,470,778
10/15/2024	3.625%	2,960,000	2,913,938
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/2021	4.420%	2,200,000	2,198,454
NXP BV/Funding LLC(a)
06/01/2021	4.125%	1,500,000	1,514,021
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	1,067,000	1,111,652
Total			21,183,363
Tobacco 0.5%
BAT Capital Corp.
08/15/2037	4.390%	1,870,000	1,715,110
08/15/2047	4.540%	6,792,000	6,188,569

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	51

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAT Capital Corp.(h)
04/02/2050	5.282%	2,000,000	1,995,560
Reynolds American, Inc.
05/01/2020	6.875%	1,450,000	1,455,933
08/15/2035	5.700%	1,185,000	1,277,236
08/15/2045	5.850%	1,970,000	2,080,039
Total			14,712,447
Wireless 0.9%
Sprint Corp.
09/15/2023	7.875%	270,000	297,119
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	2,480,625	2,474,492
03/20/2025	4.738%	8,295,000	8,416,432
03/20/2028	5.152%	780,000	830,700
T-Mobile U.S.A., Inc.
03/01/2023	6.000%	2,196,000	2,207,761
04/15/2024	6.000%	1,894,000	1,933,103
Vodafone Group PLC
05/30/2048	5.250%	3,085,000	3,660,133
06/19/2049	4.875%	4,600,000	5,079,224
09/17/2050	4.250%	1,960,000	2,006,716
Total			26,905,680
Wirelines 1.0%
AT&T, Inc.
05/15/2035	4.500%	620,000	667,700
03/01/2037	5.250%	5,640,000	6,580,224
08/15/2037	4.900%	540,000	601,418
03/01/2039	4.850%	2,796,000	3,125,541
06/15/2044	4.800%	7,795,000	8,482,066
06/15/2045	4.350%	425,000	445,467
05/15/2046	4.750%	2,360,000	2,582,998
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	412,800
Koninklijke KPN NV
10/01/2030	8.375%	1,300,000	1,788,923
Level 3 Financing, Inc.
05/01/2025	5.375%	2,500,000	2,515,510
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	496,000	495,926
Verizon Communications, Inc.
03/16/2027	4.125%	2,155,000	2,396,378
03/22/2030	3.150%	2,155,000	2,320,101
Total			32,415,052
Total Corporate Bonds & Notes (Cost $796,812,679)			784,885,244

Foreign Government Obligations(i) 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	800,000	816,860
Bahrain 0.1%
Bahrain Government International Bond(a)
10/12/2028	7.000%	1,454,000	1,330,130
09/20/2029	6.750%	356,000	318,216
Total			1,648,346
Brazil 0.1%
Brazilian Government International Bond
01/13/2028	4.625%	1,415,000	1,506,535
05/30/2029	4.500%	200,000	205,497
Total			1,712,032
Chile 0.1%
Chile Government International Bond
02/06/2028	3.240%	1,394,000	1,471,342
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%	635,000	586,752
Corporación Nacional del Cobre de Chile(a)
08/01/2027	3.625%	1,200,000	1,175,107
Total			3,233,201
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	1,000,000	1,014,146
04/25/2027	3.875%	407,000	400,793
01/30/2030	3.000%	200,000	182,535
06/15/2045	5.000%	951,000	972,966
05/15/2049	5.200%	1,221,000	1,279,370
Total			3,849,810
Croatia 0.0%
Croatia Government International Bond(a)
01/26/2024	6.000%	1,025,000	1,110,001
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/27/2025	5.500%	518,000	493,891
07/19/2028	6.000%	1,665,000	1,564,004
01/30/2030	4.500%	300,000	259,495
Total			2,317,390
Egypt 0.0%
Egypt Government International Bond(a)
02/21/2023	5.577%	750,000	694,310

52	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indonesia 0.1%
Indonesia Government International Bond
02/14/2030	2.850%	701,000	680,809
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	1,200,000	1,265,412
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,288,889
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,100,000	1,077,553
Total			4,312,663
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	1,600,000	1,582,934
04/19/2047	5.750%	1,355,000	1,356,108
Total			2,939,042
Mexico 0.5%
Banco Nacional de Comercio Exterior SNC(a),(g)
Subordinated
08/11/2026	3.800%	300,000	273,079
Mexico Government International Bond
01/11/2028	3.750%	731,000	729,135
04/16/2030	3.250%	3,651,000	3,439,718
Petroleos Mexicanos
03/13/2027	6.500%	2,715,000	2,010,347
09/21/2047	6.750%	3,348,000	2,156,682
Petroleos Mexicanos(a)
01/23/2050	7.690%	8,635,000	5,868,517
01/28/2060	6.950%	1,730,000	1,163,103
Total			15,640,581
Netherlands 0.0%
Petrobras Global Finance BV(a)
01/15/2030	5.093%	1,524,000	1,383,124
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	1,350,000	964,251
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%	1,386,000	1,387,605
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	200,000	203,598
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.1%
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	473,246
Peruvian Government International Bond
08/25/2027	4.125%	1,562,000	1,759,004
06/20/2030	2.844%	1,382,000	1,444,752
Petroleos del Peru SA(a)
06/19/2032	4.750%	300,000	273,095
Total			3,950,097
Philippines 0.1%
Philippine Government International Bond
02/01/2028	3.000%	1,134,000	1,184,579
01/14/2029	3.750%	596,000	660,991
03/01/2041	3.700%	338,000	370,930
Total			2,216,500
Qatar 0.1%
Qatar Government International Bond(a)
04/23/2028	4.500%	1,956,000	2,140,343
06/02/2046	4.625%	729,000	840,099
Total			2,980,442
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%	2,200,000	2,354,042
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	820,000	852,059
Saudi Arabian Oil Co.(a)
04/16/2039	4.250%	200,000	197,753
Saudi Government International Bond(a)
03/04/2028	3.625%	725,000	737,419
02/03/2032	2.750%	300,000	279,858
10/26/2046	4.500%	740,000	748,981
01/21/2055	3.750%	200,000	184,078
Total			3,000,148
South Africa 0.0%
Republic of South Africa Government International Bond
10/12/2028	4.300%	475,000	389,408
South Africa Government International Bond
01/17/2024	4.665%	850,000	800,132
Total			1,189,540
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,070,000	956,900

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	53

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	2,014,000	1,955,540
DP World Crescent Ltd.(a)
09/26/2028	4.848%	940,000	856,958
Total			2,812,498
Uruguay 0.1%
Uruguay Government International Bond
10/27/2027	4.375%	1,247,705	1,347,541
01/23/2031	4.375%	600,000	652,029
Total			1,999,570
Total Foreign Government Obligations (Cost $71,066,498)			63,672,551

Inflation-Indexed Bonds 3.6%

United States 3.6%
U.S. Treasury Inflation-Indexed Bond
07/15/2024	0.125%	4,280,574	4,284,099
10/15/2024	0.125%	27,293,754	27,580,135
07/15/2029	0.250%	37,603,304	39,041,515
02/15/2050	0.250%	42,385,042	43,579,159
Total			114,484,908
Total Inflation-Indexed Bonds (Cost $112,753,672)			114,484,908

Municipal Bonds 0.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.0%
Health & Educational Facilities Authority of the State of Missouri
Taxable Revenue Bonds
Washington University
Series 2017
08/15/2057	3.652%	1,365,000	1,594,620
Hospital 0.2%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2060	3.256%	8,045,000	7,532,051
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,811,672
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2010
10/01/2024	5.047%	5,000,000	5,563,050
Total			8,374,722
Special Non Property Tax 0.1%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,756,061
State General Obligation 0.2%
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Series 2020C
03/01/2049	3.000%	5,010,000	5,135,050
Total Municipal Bonds (Cost $24,881,294)			25,392,504

Residential Mortgage-Backed Securities - Agency 48.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 02/01/2050	3.000%	150,792,183	158,488,514
12/01/2031- 07/01/2032	2.500%	9,310,887	9,679,796
09/01/2032- 01/01/2050	3.500%	179,198,677	191,578,616
07/01/2035- 10/01/2048	5.000%	7,729,141	8,377,355
04/01/2036- 09/01/2039	6.000%	178,800	200,982
06/01/2038- 01/01/2040	5.500%	730,862	826,691
03/01/2039- 10/01/2048	4.500%	14,373,447	15,586,801
08/01/2044- 01/01/2049	4.000%	31,514,719	34,210,219
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2031	1.205%	1,094,958	1,096,300
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 11/15/2034	5.995%	283,381	67,688
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	517,698	25,976

54	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4090 Class EI
08/15/2022	2.500%	339,556	6,451
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	675,644
Federal National Mortgage Association
12/01/2025- 06/01/2049	3.500%	51,775,605	55,123,628
06/01/2032- 03/01/2050	3.000%	64,851,764	67,926,540
05/01/2033- 08/01/2039	5.000%	268,158	295,062
12/01/2034- 01/01/2035	2.500%	57,553,563	59,711,725
11/01/2038- 11/01/2040	6.000%	2,933,571	3,389,099
08/01/2043- 07/01/2047	4.000%	48,749,091	52,709,490
02/01/2046- 08/01/2048	4.500%	23,380,131	25,205,649
CMO Series 2013-13 Class PH
04/25/2042	2.500%	4,730,569	4,899,659
CMO Series 2018-54 Class KA
01/25/2047	3.500%	5,966,869	6,311,321
CMO Series 2018-86 Class JA
05/25/2047	4.000%	4,721,185	4,897,688
CMO Series 2018-94D Class KD
12/25/2048	3.500%	4,042,521	4,191,105
CMO Series 2019-1 Class KP
02/25/2049	3.250%	7,815,370	8,248,025
Federal National Mortgage Association(b),(d)
CMO Series 2004-94 Class HJ
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 10/25/2034	5.753%	47,569	1,970
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	5.753%	1,215,368	246,831
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2042	5.253%	434,191	55,649
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	359,102	37,573
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
08/15/2033- 08/20/2048	4.500%	19,127,784	20,684,785
04/15/2035- 10/20/2047	5.000%	9,183,499	9,949,268
07/15/2040- 10/20/2048	4.000%	27,179,462	29,110,564
04/20/2046- 07/20/2049	3.500%	67,083,015	71,154,444
11/20/2046- 10/20/2049	3.000%	43,874,421	46,604,757
Government National Mortgage Association(j)
CMO Series 2006-26 Class
06/20/2036	0.000%	33,368	31,054
Government National Mortgage Association(b),(d)
CMO Series 2013-124 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2041	5.377%	897,935	63,927
Government National Mortgage Association TBA(h)
05/21/2049	3.000%	15,225,000	16,073,675
Uniform Mortgage-Backed Security TBA(h)
05/16/2034- 05/13/2043	2.500%	379,125,000	392,723,716
05/16/2034- 05/13/2049	3.000%	178,635,000	187,168,401
05/12/2044	5.000%	2,150,000	2,317,190
05/14/2048	3.500%	41,750,000	44,072,443
Total Residential Mortgage-Backed Securities - Agency (Cost $1,498,242,300)			1,534,026,271

Residential Mortgage-Backed Securities - Non-Agency 5.6%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-R8 Class M3
1-month USD LIBOR + 0.765% Floor 0.770% 10/25/2035	1.712%	15,086,309	14,300,997
Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
1-month USD LIBOR + 0.630% Floor 0.630% 03/25/2035	1.577%	2,814,771	2,756,439
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	1.213%	1,348,250	1,299,088
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% Floor 0.180% 03/25/2037	1.127%	6,670,484	5,371,200

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	55

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a),(c)
CMO Series 2013-RR5 Class 2A1
03/26/2037	3.351%	873,942	851,210
CMO Series 2014-RR2 Class 11A1
05/26/2037	1.959%	413,701	410,764
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	12,393,827	11,427,283
CIT Mortgage Loan Trust(a),(b)
CMO Series 2007-1 Class 2A3
1-month USD LIBOR + 1.450% Floor 1.450% 10/25/2037	2.497%	5,538,290	5,457,411
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2015-6 Class 2A1
12/25/2035	2.171%	1,244,223	1,226,640
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	1,855,303	1,680,835
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	3.351%	4,183,438	3,750,828
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	3.923%	6,722,710	6,139,658
Credit Suisse First Boston Mortgage Securities Corp.(c)
CMO Series 2004-AR8 Class 7A1
09/25/2034	4.271%	13,456	13,358
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	4.432%	846,564	795,913
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-6R Class 5A1
1-month USD LIBOR + 0.120% Floor 0.120% 07/27/2036	1.747%	132,808	132,114
CMO Series 2015-5R Class 2A1
1-month USD LIBOR + 0.280% Floor 0.280% 04/27/2047	1.907%	2,033,743	1,966,144
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2015-5R Class 1A1
09/27/2046	3.159%	3,371,944	3,235,672
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	10,717,970	10,799,180
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month USD LIBOR + 0.240% Floor 0.240% 02/25/2037	1.187%	6,042,526	5,330,454
Federal National Mortgage Association(b),(e),(k)
CMO Series 2598
1-month USD LIBOR + 0.000% 04/25/2040	3.000%	4,525,000	4,715,593
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	3.402%	2,238,304	1,744,429
CMO Series 2005-AA7 Class 2A1
09/25/2035	3.565%	1,512,403	1,304,283
CMO Series 2005-AA8 Class 2A1
10/25/2035	3.587%	3,109,551	2,341,793
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	1,049,571	671,790
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.883%	1,857,706	1,529,351
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	10,707,884	10,058,451
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	4.507%	494,960	461,319
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	0.950%	12,395,649	9,275,247
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.270% Floor 0.270%, Cap 10.500% 10/25/2036	1.217%	4,789,576	2,550,496
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	1.337%	10,000,000	9,471,363
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	1.097%	5,981,360	3,783,817

56	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% Floor 0.240% 05/25/2037	1.187%	4,177,744	2,661,646
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	4.271%	1,501,918	1,293,237
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.000% 04/25/2035	1.207%	1,183,191	1,091,172
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 10/25/2035	1.507%	3,206,737	2,967,190
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 09/25/2036	1.907%	3,758,557	3,622,309
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 12.500% 03/25/2035	1.622%	9,130,609	7,797,851
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% Floor 0.220% 01/25/2036	1.167%	7,439,478	6,789,252
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	4.466%	1,506,872	1,028,736
Saxon Asset Securities Trust(b)
CMO Series 2006-2 Class A2
1-month USD LIBOR + 0.130% Floor 0.130% 09/25/2036	1.077%	880,205	863,576
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 05/25/2036	1.387%	8,471,581	7,306,458
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	4.183%	716,022	647,038
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-AR9 Class 1A6
09/25/2033	4.314%	558,612	492,814
CMO Series 2005-AR4 Class A5
04/25/2035	3.950%	864,015	791,012
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.740%	3,049,761	2,604,596
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.260% 11/25/2045	1.467%	2,902,451	2,653,727
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	2.831%	5,276,921	4,237,623
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	2.811%	3,696,848	3,167,069
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $187,690,882)			174,868,426

Senior Loans 0.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm Inc.(b),(k),(l)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	3.329%	1,191,215	1,081,027
Airlines 0.0%
American Airlines, Inc.(b),(k),(l)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027		500,000	405,000
Automotive 0.0%
Panther BF Aggregator 2 LP(b),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	4.441%	598,500	544,635
Cable and Satellite 0.1%
Charter Communications Operating LLC/Safari LLC(b),(k),(l)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	2.740%	250,000	238,958

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	57

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(b),(l)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	2.862%	1,386,000	1,323,630
Total			1,562,588
Electric 0.0%
Homer City Generation LP(b),(l)
Term Loan
3-month USD LIBOR + 11.000% Floor 1.000% 04/05/2023	12.460%	378,649	274,521
Vistra Operations Co., LLC(b),(k),(l)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	2.703%	350,000	331,187
Total			605,708
Environmental 0.0%
Clean Harbors, Inc.(b),(l)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	2.740%	343,813	312,117
GFL Environmental, Inc.(b),(k),(l)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025		1,249,327	1,205,600
Total			1,517,717
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(l)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.523%	175,812	155,888
Delos Finance SARL(b),(k),(l)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	3.200%	1,875,500	1,683,261
Total			1,839,149
Gaming 0.0%
Caesars Entertainment Operating Co., LLC(b),(l)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/07/2024	2.989%	326,968	264,298
Churchill Downs, Inc.(b),(l)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	2.990%	392,965	343,844
Total			608,142
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.1%
Change Healthcare Holdings, Inc.(b),(k),(l)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024		1,250,000	1,175,000
Gentiva Health Services, Inc.(b),(l)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.250% 07/02/2025	4.250%	276,500	258,527
IQVIA, Inc./Quintiles IMS(b),(l)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	2.739%	442,065	398,597
MPH Acquisition Holdings LLC(b),(k),(l)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/07/2023	4.200%	960,553	846,084
Total			2,678,208
Integrated Energy 0.0%
PowerTeam Services, LLC(b),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	4.700%	1,458,435	1,208,065
Packaging 0.1%
Berry Global, Inc.(b),(l)
Tranche Y Term Loan
1-month USD LIBOR + 2.000% 07/01/2026	2.863%	744,375	703,435
Reynolds Group Holdings, Inc.(b),(e),(l)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	3.739%	1,061,579	1,000,538
Total			1,703,973
Pharmaceuticals 0.2%
Bausch Health Companies, Inc.(b),(l)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.612%	2,225,680	2,106,050
Elanco Animal Health, Inc.(b),(k),(l)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 02/04/2027		3,625,000	3,425,625
Total			5,531,675

58	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(l)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	2.739%	542,134	498,763
Technology 0.0%
SS&C Technologies Holdings, Inc.(b),(l)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	2.739%	286,180	266,863
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	2.739%	204,209	190,425
Total			457,288
Transportation Services 0.0%
PODS LLC(b),(e),(l)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/06/2024	3.750%	443,201	392,233
Wireless 0.1%
SBA Senior Finance II LLC(b),(l)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	2.740%	1,429,538	1,348,054
Sprint Communications, Inc.(b),(l)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/02/2024	3.500%	711,028	705,696
Sprint Communications, Inc.(b),(e),(l)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 02/02/2024	4.000%	246,875	245,023
Total			2,298,773
Wirelines 0.1%
CenturyLink, Inc.(b),(k),(l)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027		249,375	231,452
Frontier Communications Corp.(b),(l)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 06/15/2024	5.350%	1,741,048	1,647,189
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Telenet Financing USD LLC(b),(l)
Tranche AR Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	2.705%	750,000	683,250
Zayo Group LLC/Capital, Inc.(b),(k),(l)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027		1,550,000	1,457,000
Total			4,018,891
Total Senior Loans (Cost $28,311,560)			26,951,835

Treasury Bills 0.3%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 0.3%
U.S. Treasury Bills(m)
09/10/2020	0.110%	8,722,000	8,717,826
Total Treasury Bills (Cost $8,714,137)			8,717,826

U.S. Treasury Obligations 4.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2025	0.500%	48,310,000	48,608,164
02/15/2030	1.500%	70,000	75,359
11/15/2049	2.375%	36,128,000	44,917,265
02/15/2050	2.000%	35,925,000	41,616,867
Total U.S. Treasury Obligations (Cost $122,664,753)			135,217,655

Money Market Funds 21.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(n),(o)	668,605,184	668,270,881
Total Money Market Funds (Cost $668,679,903)		668,270,881
Total Investments in Securities (Cost: $3,755,549,906)		3,761,794,083
Other Assets & Liabilities, Net		(617,167,855)
Net Assets		3,144,626,228

At March 31, 2020, securities and/or cash totaling $8,835,731 were pledged as collateral.
CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	59

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,666	06/2020	USD	208,848,719	2,717,414	—
U.S. Ultra Bond 10-Year Note	773	06/2020	USD	120,612,156	218,683	—
U.S. Ultra Treasury Bond	270	06/2020	USD	59,906,250	4,874,553	—
Total					7,810,650	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(255)	06/2020	USD	(56,197,617)	—	(388,289)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $383,189,269, which represents 12.19% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Valuation based on significant unobservable inputs.
(f)	Non-income producing investment.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(k)	Represents a security purchased on a forward commitment basis.
(l)	The stated interest rate represents the weighted average interest rate at March 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(m)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(n)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	91,952,503	1,389,018,572	(812,365,891)	668,605,184	21,743	(407,619)	1,084,117	668,270,881
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
60	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2020 (Unaudited)
Abbreviation Legend  (continued)
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	61

Portfolio of Investments
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 11.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Express Credit Account Master Trust
Series 2019-2 Class A
11/15/2024	2.670%	1,806,000	1,856,127
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2019-1A Class A
03/20/2023	3.450%	16,988,000	16,828,605
BA Credit Card Trust
Series 2019-A1 Class A1
01/15/2025	1.740%	4,195,000	4,237,385
Discover Card Execution Note Trust
Series 2019-A1 Class A1
07/15/2024	3.040%	1,719,000	1,770,026
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	16,831,000	16,689,734
Hertz Vehicle Financing II LP(a)
Series 2016-4A Class A
07/25/2022	2.650%	6,602,000	6,389,010
Series 2019-1A Class A
03/25/2023	3.710%	13,155,000	13,432,560
Navient Private Education Loan Trust(a),(b)
Series 2014-CTA Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/16/2024	1.405%	87,721	87,721
Navient Private Education Loan Trust(a)
Series 2017-A Class A2A
12/16/2058	2.880%	3,236,060	3,238,116
Navient Private Education Refi Loan Trust(a)
Series 2019-GA Class A
10/15/2068	2.400%	21,078,057	21,342,971
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	1.954%	11,961,882	11,434,810
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	1.747%	7,399,361	7,197,288
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	1.747%	6,561,097	6,240,571
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	2.554%	2,456,313	2,420,035
SLM Student Loan Trust(b)
Series 2005-6 Class A6
3-month USD LIBOR + 0.140% 10/27/2031	1.934%	2,678,264	2,600,094
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	1.597%	17,538,355	16,904,920
Series 2013-4 Class A
1-month USD LIBOR + 0.550% 06/25/2043	1.497%	17,165,128	16,441,021
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	1,887,447	1,850,447
Series 2016-B Class A2A
02/17/2032	2.430%	108,708	109,430
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	2.155%	2,369,018	2,355,149
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	1.605%	5,979,649	5,853,722
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% Floor 0.750% 10/15/2035	1.455%	7,530,603	6,780,671
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100% 10/27/2036	2.047%	788,623	751,936
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	1.897%	1,682,881	1,629,818
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	1.797%	2,018,978	1,919,315
Series 2017-A Class A1
1-month USD LIBOR + 0.700% Floor 0.700% 03/26/2040	1.647%	1,067,293	1,015,812
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	1.547%	1,271,342	1,207,851
62	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program LLC(a)
Series 2017-E Class A2B
11/26/2040	2.720%	4,104,000	3,909,079
Total Asset-Backed Securities — Non-Agency (Cost $180,278,980)			176,494,224

Commercial Mortgage-Backed Securities - Agency 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KI02 Class A
1-month USD LIBOR + 0.200% Floor 0.200% 02/25/2023	1.715%	1,445,439	1,441,705
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,445,439)			1,441,705

Commercial Mortgage-Backed Securities - Non-Agency 0.2%

Citigroup Commercial Mortgage Trust
Series 2014-GC25 Class AAB
10/10/2047	3.371%	1,402,153	1,429,357
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	82,418	82,795
GS Mortgage Securities Corp. Trust(a)
Series 2010-C2 Class A1
12/10/2043	3.849%	192,776	192,983
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/2045	2.935%	958,429	957,866
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,668,128)			2,663,001

Corporate Bonds & Notes 0.1%

Banking 0.1%
State Street Corp.(a),(c)
03/30/2023	2.825%	2,327,000	2,348,904
Total Corporate Bonds & Notes (Cost $2,327,000)			2,348,904

Foreign Government Obligations(d) 0.8%

Canada 0.8%
Bank of Nova Scotia (The)(a)
03/31/2023	1.500%	6,300,000	6,322,257
Toronto-Dominion Bank (The)(a),(e)
04/03/2023	1.450%	6,505,000	6,511,908
Total			12,834,165
Total Foreign Government Obligations (Cost $12,796,817)			12,834,165

Residential Mortgage-Backed Securities - Agency 73.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2028	2.500%	45,890,805	47,777,426
03/01/2031	3.500%	5,034,643	5,351,861
04/01/2031- 04/01/2049	4.500%	85,554,450	92,690,950
10/01/2033- 01/01/2034	4.000%	1,384,505	1,530,982
CMO Series 2010-3653 Class AU
04/15/2040	4.000%	1,335,930	1,490,819
CMO Series 204788 Class GL
07/15/2042	4.500%	24,580,865	24,897,954
CMO Series 3738 Class BP
12/15/2038	4.000%	3,642,113	3,735,894
CMO Series 4239 Class AB
12/15/2039	4.000%	2,858,826	2,946,303
CMO Series 4332 Class GL
05/15/2039	4.000%	3,358,470	3,442,714
CMO Series 4425 Class LA
07/15/2039	4.000%	3,728,358	3,857,215
CMO Series 4426 Class QC
07/15/2037	1.750%	19,009,802	19,545,850
CMO Series 4891 Class PA
07/15/2048	3.500%	17,313,514	18,189,757
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.841% Cap 8.416% 05/01/2042	3.413%	2,306,126	2,352,728
12-month USD LIBOR + 1.650% Cap 7.352% 03/01/2043	2.352%	5,064,706	5,142,049
12-month USD LIBOR + 1.568% Floor 1.568%, Cap 7.762% 03/01/2045	2.762%	5,402,313	5,491,518
12-month USD LIBOR + 1.638% Floor 1.638%, Cap 7.884% 07/01/2047	2.884%	20,511,611	21,024,902
Federal Home Loan Mortgage Corp.(f)
07/01/2049	4.000%	22,188,582	24,110,103
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Series T-11 Class A8
01/25/2028	6.500%	698,157	771,530
Federal National Mortgage Association
05/01/2028- 11/01/2031	2.500%	101,810,448	105,731,539
06/01/2031	3.500%	10,231,107	10,860,739
04/01/2032- 01/01/2050	4.000%	36,272,695	39,394,527
04/01/2035	3.000%	17,518,493	18,533,670
10/01/2040- 12/01/2049	5.000%	106,762,462	118,010,636

CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2020	63

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2048- 11/01/2049	4.500%	44,213,789	48,346,078
06/01/2049	5.500%	23,492,152	26,580,479
CMO Series 2009-20 Class DT
04/25/2039	4.500%	1,897,402	2,139,036
CMO Series 2011-14 Class GD
04/25/2040	4.000%	11,864,080	12,515,660
CMO Series 2013-103 Class H
03/25/2038	4.500%	3,048,031	3,169,040
CMO Series 2013-71 Class AC
03/25/2038	2.000%	5,653,669	5,704,106
CMO Series 2013-90 Class A
11/25/2038	4.000%	2,732,586	2,791,799
CMO Series 2015-40 Class TC
05/25/2037	1.750%	13,397,535	13,804,938
CMO Series 2015-57 Class AB
08/25/2045	3.000%	3,893,286	4,154,958
CMO Series 2019-33 Class MA
07/25/2055	3.500%	16,921,862	18,046,242
Federal National Mortgage Association(b)
12-month USD LIBOR + 1.685% Floor 1.685%, Cap 7.419% 11/01/2042	2.419%	9,386,618	9,584,369
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.713% 01/01/2045	2.713%	4,788,439	4,816,055
12-month USD LIBOR + 1.578% Floor 1.578%, Cap 7.751% 06/01/2045	2.751%	4,660,807	4,686,589
12-month USD LIBOR + 1.565% Floor 1.565%, Cap 7.469% 09/01/2045	2.469%	8,268,363	8,413,170
12-month USD LIBOR + 1.586% Floor 1.586%, Cap 7.661% 01/01/2046	2.662%	10,318,667	10,490,928
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 7.648% 02/01/2046	2.648%	9,033,583	9,208,764
12-month USD LIBOR + 1.579% Floor 1.579%, Cap 7.684% 02/01/2046	2.684%	15,686,402	15,999,653
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.858% 04/01/2046	2.858%	9,022,300	9,231,517
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.893% 07/01/2046	2.893%	26,569,645	27,197,845
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.525% 10/01/2046	2.525%	14,625,460	14,884,834
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.052% 06/01/2047	3.052%	11,486,410	11,827,275
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.598% Floor 1.605%, Cap 7.966% 08/01/2047	2.966%	4,630,271	4,762,033
1-year CMT + 2.036% Floor 2.036%, Cap 9.963% 03/01/2049	3.963%	9,120,632	9,470,235
CMO Series 2019-13 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 04/25/2049	1.347%	8,932,181	8,847,259
CMO Series 2019-18 Class FB
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 05/25/2049	1.397%	10,225,888	10,102,475
CMO Series 2019-35 Class FE
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 07/25/2049	1.297%	15,324,109	15,128,423
Government National Mortgage Association
09/20/2044- 04/20/2048	4.000%	38,025,718	41,119,987
03/20/2048- 04/20/2049	4.500%	65,148,561	70,081,812
03/20/2048- 05/20/2049	5.000%	65,780,177	72,024,180
CMO Series 2017-99 Class DE
07/20/2045	2.500%	11,015,958	11,393,541
CMO Series 2018-154 Class WP
11/20/2048	3.500%	2,284,234	2,446,481
CMO Series 2018-36 Class KC
02/20/2046	3.000%	8,847,098	9,283,565
CMO Series 2019-132 Class NA
09/20/2049	3.500%	3,459,403	3,571,180
CMO Series 2020-11 Class ME
02/20/2049	2.500%	25,306,971	26,594,848
Government National Mortgage Association(g)
CMO Series 2011-137 Class WA
07/20/2040	5.565%	2,589,736	3,050,523
Uniform Mortgage-Backed Security TBA(e)
05/16/2028	2.000%	11,900,000	12,208,424
Total Residential Mortgage-Backed Securities - Agency (Cost $1,120,362,225)			1,140,559,967

Residential Mortgage-Backed Securities - Non-Agency 5.3%

Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	4,991,991	4,895,631
Bunker Hill Loan Depositary Trust(a),(g)
CMO Series 2019-1 Class A1
10/26/2048	3.613%	5,577,725	5,274,662

64	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class A1
07/25/2049	2.880%	6,500,342	5,963,475
COLT Mortgage Loan Trust(a),(g)
CMO Series 2018-4 Class A1
12/28/2048	4.006%	8,506,983	8,417,666
CMO Series 2019-1 Class A1
03/25/2049	3.705%	1,890,456	1,825,257
CSMC Trust(a),(g)
CMO Series 2020-AFC1 Class A1
02/25/2050	2.240%	10,206,487	9,012,051
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	5,794,580	5,932,234
Verus Securitization Trust(a),(g)
CMO Series 2018-2 Class A1
06/01/2058	3.677%	5,137,708	4,984,199
CMO Series 2019-1 Class A1
02/25/2059	3.836%	5,939,659	5,764,161
CMO Series 2019-2 Class A1
04/25/2059	3.211%	7,401,360	7,177,659
CMO Series 2019-4 Class A1
11/25/2059	2.642%	6,496,573	6,264,338
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	9,376,666	9,092,586
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	7,241,981	6,988,187
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $85,081,638)			81,592,106

U.S. Treasury Obligations 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
09/30/2021	1.500%	28,684,000	29,219,584
03/31/2022	0.375%	16,092,000	16,139,773
02/15/2023	1.375%	3,534,000	3,644,990
02/28/2023	2.625%	59,438,000	63,422,204
03/15/2023	0.500%	14,571,000	14,663,207
Total U.S. Treasury Obligations (Cost $125,973,240)			127,089,758

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(h),(i)	53,177,390	53,150,801
Total Money Market Funds (Cost $53,153,286)		53,150,801
Total Investments in Securities (Cost: $1,584,086,753)		1,598,174,631
Other Assets & Liabilities, Net		(47,935,409)
Net Assets		1,550,239,222

At March 31, 2020, securities and/or cash totaling $2,042,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	3,077	06/2020	USD	678,117,913	9,171,478	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(888)	06/2020	USD	(111,319,125)	—	(3,303,937)
U.S. Ultra Bond 10-Year Note	(245)	06/2020	USD	(38,227,656)	—	(1,972,163)
Total					—	(5,276,100)
CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2020	65

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $215,880,759, which represents 13.93% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2020.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a security purchased on a forward commitment basis.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	14,743,485	450,285,343	(411,851,438)	53,177,390	(16,349)	(2,485)	134,277	53,150,801
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
66	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2020

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Consumer Discretionary 11.6%
Hotels, Restaurants & Leisure 4.2%
Eldorado Resorts, Inc.(a)	153,708	2,213,395
Hilton Worldwide Holdings, Inc.	142,730	9,739,895
Yum China Holdings, Inc.	156,710	6,680,548
Total		18,633,838
Specialty Retail 6.2%
O’Reilly Automotive, Inc.(a)	32,350	9,738,967
Ross Stores, Inc.	115,323	10,029,641
Ulta Beauty, Inc.(a)	44,278	7,779,645
Total		27,548,253
Textiles, Apparel & Luxury Goods 1.2%
Carter’s, Inc.	78,408	5,153,758
Total Consumer Discretionary		51,335,849
Financials 8.3%
Capital Markets 4.8%
Brookfield Asset Management, Inc., Class A	130,420	5,771,085
MSCI, Inc.	26,185	7,566,418
Tradeweb Markets, Inc., Class A	185,450	7,796,318
Total		21,133,821
Insurance 3.5%
Arthur J Gallagher & Co.	101,370	8,262,669
Progressive Corp. (The)	97,540	7,202,353
Total		15,465,022
Total Financials		36,598,843
Health Care 20.3%
Biotechnology 6.2%
Ascendis Pharma A/S ADR(a)	71,410	8,041,480
BioMarin Pharmaceutical, Inc.(a)	138,400	11,694,800
Seattle Genetics, Inc.(a)	69,270	7,992,372
Total		27,728,652
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 10.8%
Cooper Companies, Inc. (The)	33,249	9,165,752
DexCom, Inc.(a)	49,200	13,248,084
IDEXX Laboratories, Inc.(a)	47,245	11,444,629
Masimo Corp.(a)	37,440	6,631,373
STERIS PLC	52,890	7,403,013
Total		47,892,851
Life Sciences Tools & Services 3.3%
ICON PLC(a)	43,480	5,913,280
Mettler-Toledo International, Inc.(a)	12,421	8,576,825
Total		14,490,105
Total Health Care		90,111,608
Industrials 16.6%
Aerospace & Defense 6.6%
L3 Harris Technologies, Inc.	69,231	12,469,888
Teledyne Technologies, Inc.(a)	30,715	9,130,648
TransDigm Group, Inc.	23,945	7,666,949
Total		29,267,485
Building Products 1.1%
Trane Technologies PLC	58,760	4,852,989
Commercial Services & Supplies 0.9%
Waste Connections, Inc.	53,130	4,117,575
Electrical Equipment 3.4%
AMETEK, Inc.	101,110	7,281,942
Rockwell Automation, Inc.	50,345	7,597,564
Total		14,879,506
Professional Services 2.8%
CoStar Group, Inc.(a)	9,432	5,538,565
TransUnion	101,234	6,699,666
Total		12,238,231
Road & Rail 1.8%
JB Hunt Transport Services, Inc.	89,287	8,234,940
Total Industrials		73,590,726
CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2020	67

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 35.3%
IT Services 14.4%
Cognizant Technology Solutions Corp., Class A	180,030	8,365,994
Fidelity National Information Services, Inc.	94,772	11,528,066
Fiserv, Inc.(a)	118,050	11,213,569
FleetCor Technologies, Inc.(a)	29,649	5,530,724
Global Payments, Inc.	109,620	15,810,493
Square, Inc., Class A(a)	78,020	4,086,688
Twilio, Inc., Class A(a)	82,510	7,383,820
Total		63,919,354
Semiconductors & Semiconductor Equipment 6.0%
Applied Materials, Inc.	154,760	7,091,103
Microchip Technology, Inc.	89,350	6,057,930
Micron Technology, Inc.(a)	124,150	5,221,749
Xilinx, Inc.	102,330	7,975,600
Total		26,346,382
Software 14.2%
Fortinet, Inc.(a)	114,250	11,558,673
NiCE Ltd., ADR(a)	42,540	6,107,042
ServiceNow, Inc.(a)	38,003	10,890,900
Splunk, Inc.(a)	99,727	12,588,539
SS&C Technologies Holdings, Inc.	223,770	9,805,602
Zendesk, Inc.(a)	183,630	11,754,156
Total		62,704,912
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.7%
NCR Corp.(a)	181,033	3,204,284
Total Information Technology		156,174,932
Materials 1.7%
Chemicals 1.7%
RPM International, Inc.	124,750	7,422,625
Total Materials		7,422,625
Real Estate 4.7%
Equity Real Estate Investment Trusts (REITS) 4.7%
Alexandria Real Estate Equities, Inc.	53,150	7,284,739
SBA Communications Corp.	50,670	13,679,380
Total		20,964,119
Total Real Estate		20,964,119
Total Common Stocks (Cost $439,977,292)		436,198,702

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	6,785,198	6,781,805
Total Money Market Funds (Cost $6,783,466)		6,781,805
Total Investments in Securities (Cost: $446,760,758)		442,980,507
Other Assets & Liabilities, Net		(237,569)
Net Assets		442,742,938

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	4,978,586	53,141,805	(51,335,193)	6,785,198	3,184	(1,661)	26,761	6,781,805
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
68	CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 79.2%
Issuer	Shares	Value ($)
Australia 3.7%
carsales.com Ltd.	139,152	999,863
Cleanaway Waste Management Ltd.	670,479	707,171
Evolution Mining Ltd.	405,066	946,695
National Storage REIT	898,931	871,872
Total		3,525,601
Belgium 0.5%
Melexis NV	9,240	481,905
Canada 1.4%
Osisko Gold Royalties Ltd.	63,557	474,205
Pason Systems, Inc.	64,600	286,897
Winpak Ltd.	17,832	551,191
Total		1,312,293
China 1.3%
A-Living Services Co., Ltd.	167,000	800,900
Minth Group Ltd.	189,000	401,842
Total		1,202,742
Denmark 2.2%
SimCorp AS	25,544	2,129,812
France 1.7%
Akka Technologies	29,050	808,534
Robertet SA	924	784,112
Total		1,592,646
Germany 5.8%
Corestate Capital Holding SA(a)	22,893	668,877
Deutsche Beteiligungs AG	15,828	448,420
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,721	733,225
Hypoport AG(a)	4,181	1,197,234
Nemetschek SE	11,000	536,225
Stroeer SE & Co. KGaA	15,504	796,671
Varta AG(a)	7,384	519,558
Washtec AG	13,996	553,842
Total		5,454,052
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.9%
Stella International Holdings Ltd.	466,000	489,461
Value Partners Group Ltd.	1,095,000	465,223
Vitasoy International Holdings Ltd.	290,000	872,723
Total		1,827,407
Ireland 1.7%
UDG Healthcare PLC	202,768	1,577,650
Israel 0.6%
CyberArk Software Ltd.(a)	6,624	566,749
Italy 3.1%
Amplifon SpA	22,539	457,840
Carel Industries SpA	34,758	445,616
Freni Brembo SpA	92,722	687,523
Industria Macchine Automatiche SpA	23,037	1,351,009
Total		2,941,988
Japan 19.0%
Aeon Credit Service Co., Ltd.	51,100	545,957
Aeon Mall Co., Ltd.	61,600	777,475
Aica Kogyo Co., Ltd.	15,500	442,253
Aruhi Corp.	52,000	587,714
Azbil Corp.	30,184	780,027
CyberAgent, Inc.	39,600	1,534,733
Daiseki Co., Ltd.	27,300	578,064
Elecom Co., Ltd.	13,000	451,056
Fuji Oil Holdings, Inc.	45,300	1,090,194
Fuso Chemical Co., Ltd.	42,300	1,186,193
Glory Ltd.	31,300	719,166
Invesco Office J-REIT, Inc.	3,861	511,440
KH Neochem Co., Ltd.	5,600	78,662
Koei Tecmo Holdings Co., Ltd.	28,200	725,134
Lasertec Corp.	19,400	899,572
Mandom Corp.	48,200	921,080
Nihon Unisys Ltd.	37,400	997,580
NSD Co., Ltd.	63,100	840,975
Persol Holdings Co., Ltd.	31,800	318,194
Seiren Co., Ltd.	37,400	447,954
Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2020	69

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seria Co., Ltd.	28,700	830,059
Solasto Corp.	135,100	1,253,419
TechnoPro Holdings, Inc.	11,700	546,047
Ushio, Inc.	60,600	576,707
Valqua Ltd.	20,200	326,159
Total		17,965,814
Malta 0.5%
Kindred Group PLC	117,552	430,683
Netherlands 3.0%
Aalberts NV	23,298	558,164
Argenx SE, ADR(a)	4,238	558,272
BE Semiconductor Industries NV	16,700	511,468
IMCD NV	16,500	1,184,000
Total		2,811,904
Singapore 1.6%
Mapletree Commercial Trust	1,190,678	1,527,138
South Korea 3.0%
DoubleUGames Co., Ltd.	21,025	745,277
Koh Young Technology, Inc.	15,582	987,114
Korea Investment Holdings Co., Ltd.	28,308	1,141,287
Total		2,873,678
Spain 1.4%
Befesa SA	27,458	797,720
Vidrala SA	6,000	534,438
Total		1,332,158
Sweden 8.1%
AddTech AB, Class B	52,714	1,286,451
Dometic Group AB(b)	147,784	654,806
Dustin Group AB	124,182	588,047
Munters Group AB(a)	144,225	399,979
Sectra AB, Class B(a)	33,508	1,247,626
Sweco AB, Class B	94,742	2,690,134
Trelleborg AB, Class B(a)	79,713	848,036
Total		7,715,079
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 3.0%
Belimo Holding AG, Registered Shares	171	1,089,795
Inficon Holding AG	1,440	914,947
Kardex AG	5,837	802,687
Total		2,807,429
Taiwan 5.2%
Getac Technology Corp.	609,000	848,720
Grape King Bio Ltd.	93,000	604,665
Parade Technologies Ltd.	52,000	1,099,058
Silergy Corp.	16,500	535,189
Sinbon Electronics Co., Ltd.	263,000	1,082,657
Voltronic Power Technology Corp.	35,375	735,157
Total		4,905,446
United Kingdom 9.5%
Abcam PLC	61,284	870,061
Auto Trader Group PLC	90,000	486,342
Dechra Pharmaceuticals PLC	59,079	1,703,687
Diploma PLC	26,000	520,575
Genus PLC	11,965	483,496
Intermediate Capital Group PLC	31,238	344,779
Rightmove PLC	148,304	894,416
RWS Holdings PLC	150,000	848,605
Safestore Holdings PLC	73,812	583,677
Spectris PLC	30,665	923,903
Vivo Energy PLC	420,000	352,135
WH Smith PLC	72,134	1,013,189
Total		9,024,865
United States 1.0%
Inter Parfums, Inc.	20,852	966,490
Total Common Stocks (Cost $87,854,933)		74,973,529

70	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2020 (Unaudited)
Money Market Funds 15.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(c),(d)	14,320,790	14,313,629
Total Money Market Funds (Cost $14,316,211)		14,313,629
Total Investments in Securities (Cost $102,171,144)		89,287,158
Other Assets & Liabilities, Net		5,392,842
Net Assets		$94,680,000
At March 31, 2020, securities and/or cash totaling $1,939,200 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	201	06/2020	USD	15,670,965	883,597	—
MSCI Emerging Markets Index	91	06/2020	USD	3,835,195	143,311	—
Total					1,026,908	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $654,806, which represents 0.69% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	6,716,402	20,056,980	(12,452,592)	14,320,790	533	(2,368)	22,746	14,313,629
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2020	71

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2020 (Unaudited)
Fund Liquidation
The Fund’s Board of Trustees approved the liquidation and termination of the Fund. Completion of a transaction involving the liquidation of the Fund and the substitution of shares of another fund for shares of the Fund held by RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (the RiverSource Life Insurance Companies) or by other insurance companies on behalf of variable annuity and variable life insurance contract owners (that is, the reinvestment of liquidation proceeds into another fund) is subject to a number of conditions. On April 24, 2020, the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares. As of the close of business on April 23, 2020, the Fund will not accept any orders for the purchase of shares of the Fund.
72	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2020

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust
Series 2019
11/25/2049	2.579%	1,595,337	1,490,374
Total Asset-Backed Securities — Agency (Cost $1,595,326)			1,490,374

Asset-Backed Securities — Non-Agency 7.9%

Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/26/2044	1.747%	836,280	762,126
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,867,050
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	704,211	700,894
Series 2017-1 Class C
08/18/2022	2.710%	594,000	589,279
Series 2017-1 Class D
01/18/2023	3.130%	1,332,000	1,340,997
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	613,000	575,592
Series 2019-3A Class A
03/20/2026	2.360%	1,653,000	1,444,432
Business Jet Securities LLC(a)
Series 2018-1 Class A
02/15/2033	4.335%	964,869	796,699
Series 2018-2 Class A
06/15/2033	4.447%	1,620,231	1,309,460
Series 2019-1 Class A
07/15/2034	4.212%	4,005,031	2,963,424
BXG Receivables Note Trust(a)
Series 2012-A Class A
12/02/2027	2.660%	83,442	83,442
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	926,000	918,971
Capital Auto Receivables Asset Trust(a)
Series 2018-1 Class A3
01/20/2022	2.790%	1,501,630	1,458,227
Carvana Auto Receivables Trust(a)
Series 2019-2A Class A3
03/15/2023	2.580%	3,373,000	3,241,934
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2A Class C
06/17/2024	3.000%	4,000,000	3,824,900
Subordinated Series 2019-3A Class D
04/15/2025	3.040%	4,440,000	4,226,620
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% Floor 0.560% 02/25/2033	1.507%	629,361	543,072
Chase Funding Trust(c)
Series 2003-4 Class 1A5
05/25/2033	5.916%	322,861	312,870
Series 2003-6 Class 1A5
11/25/2034	5.850%	274,598	272,344
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% Floor 1.650% 11/26/2046	2.597%	889,939	835,580
College Ave. Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	739,466	728,551
Series 2019-A Class A2
12/28/2048	3.280%	729,975	713,743
Conix Mortgage Asset Trust(a),(d),(e),(f)
Series 2013-1 Class A
12/25/2047	4.704%	1,078,519	17,041
COOF Securitization Trust Ltd.(a),(c),(f),(g)
CMO Series 2014-1 Class A
06/25/2040	2.794%	631,906	48,872
CPS Auto Receivables Trust(a)
Series 2015-A Class C
02/16/2021	4.000%	22,413	22,413
Series 2015-C Class D
08/16/2021	4.630%	793,365	778,130
Subordinated, Series 2015-B Class C
05/17/2021	4.200%	587,528	574,598
Subordinated, Series 2016-C Class C
06/15/2022	3.270%	56,012	56,012
Credit Acceptance Auto Loan Trust(a)
Series 2018-1A Class A
02/16/2027	3.010%	1,009,865	1,008,947
Subordinated Series 2020-1A Class B
04/16/2029	2.390%	3,260,000	3,189,573
Subordinated, Series 2017-1A Class B
12/15/2025	3.040%	206,429	206,427
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	73

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-1A Class C
02/17/2026	3.480%	620,000	610,206
Subordinated, Series 2017-2A Class C
06/15/2026	3.350%	344,000	340,497
Diamond Resorts Owner Trust(a)
Series 2017-1A Class A
10/22/2029	3.270%	538,996	544,285
Series 2018-1 Class A
01/21/2031	3.700%	1,001,489	1,018,215
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	2,518,000	2,515,478
Subordinated Series 2018-3 Class C
09/16/2024	3.720%	2,044,799	2,036,748
Subordinated Series 2019-1 Class D
06/15/2026	4.090%	970,000	836,026
Subordinated, Series 2017-1 Class D
03/15/2023	3.840%	1,405,186	1,402,638
Drive Auto Receivables Trust(a)
Subordinated, Series 2016-CA Class D
03/15/2024	4.180%	2,315,891	2,250,413
Subordinated, Series 2017-3 Class D
12/15/2023	3.530%	3,513,405	3,513,478
Subordinated, Series 2017-AA Class D
05/15/2024	4.160%	1,500,781	1,497,383
DT Asset Trust(a),(f)
Series 2017-B Class A
12/16/2022	5.840%	1,500,000	1,501,645
DT Auto Owner Trust(a)
Series 2017-3A Class D
05/15/2023	3.580%	703,497	696,539
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	2,895,000	2,917,928
Subordinated, Series 2016-4A
10/17/2022	3.770%	584,548	578,696
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	858,143	862,981
ENGS Commercial Finance Trust(a)
Series 2016-1A Class A2
02/22/2022	2.630%	46,319	46,242
Exeter Automobile Receivables Trust(a)
Series 2017-1A Class C
12/15/2022	3.950%	712,674	705,137
Series 2018-4A Class B
11/15/2022	3.640%	799,663	791,694
First Investors Auto Owner Trust(a)
Series 2015-2A Class D
12/15/2021	4.220%	236,563	236,561
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flagship Credit Auto Trust(a)
Series 2016-1 Class C
06/15/2022	6.220%	3,000,000	3,015,729
Series 2019-2 Class A
10/16/2023	2.830%	3,050,023	3,007,404
Series 2019-4 Class D
01/15/2026	3.120%	3,600,000	3,531,108
Subordinated, Series 2015-3 Class C
03/15/2022	4.650%	505,781	500,342
Subordinated, Series 2016-4 Class C
11/15/2022	2.710%	1,083,837	1,068,019
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	1,719,000	1,704,572
Series 2017-2 Class A
03/15/2029	2.360%	3,567,000	3,537,441
Series 2018-1 Class A
07/15/2031	3.190%	3,723,000	3,604,344
Series 2018-2 Class A
01/15/2030	3.470%	1,956,000	1,966,158
Series 2019-1 Class A
07/15/2030	3.520%	2,093,000	2,083,127
Series 2020-1 Class A
08/15/2031	2.040%	5,427,000	5,016,304
FORT CRE LLC(a),(b)
Series 2018-1A Class D
1-month USD LIBOR + 3.430% Floor 3.430% 11/21/2035	4.354%	6,025,000	4,928,090
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	1,229,551	1,175,706
Franklin Limited Duration Income Trust(a),(c),(f)
Series 2019-1 Class A
08/15/2020	5.500%	3,832,920	3,835,133
Freed ABS Trust(a)
Subordinated Series 2020-FP1 Class B
03/18/2027	3.060%	4,000,000	3,601,215
FREED ABS Trust(a)
Series 2018-1 Class A
07/18/2024	3.610%	278,553	277,713
Series 2018-2 Class A
10/20/2025	3.990%	729,131	727,700
Series 2019-2 Class A
11/18/2026	2.620%	1,398,313	1,370,935
GLS Auto Receivables Issuer Trust(a)
Series 2019-1A Class A
01/17/2023	3.370%	477,073	472,641

74	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	149,817	149,700
Goodgreen(a)
Series 2019-2A Class A
04/15/2055	2.760%	2,125,228	2,013,705
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	318,322	320,359
Series 2017-2A Class A
10/15/2053	3.260%	1,595,222	1,582,424
Series 2017-R1A Class R
10/20/2052	5.000%	2,668,209	2,605,183
Hero Funding(a)
Series 2017-3A Class A2
09/20/2048	3.950%	1,365,890	1,375,357
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	742,569	753,173
Series 2017-1A Class A2
09/20/2047	4.460%	1,012,928	1,078,976
Hertz Vehicle Financing II LP(a)
Series 2016-4A Class A
07/25/2022	2.650%	7,023,000	6,796,428
Series 2017-2A Class A
10/25/2023	3.290%	1,598,000	1,615,831
Series 2018-1A Class A
02/25/2024	3.290%	644,000	605,994
Series 2019-1A Class A
03/25/2023	3.710%	2,349,000	2,398,562
Series 2019-2A Class A
05/25/2025	3.420%	2,525,000	2,346,927
Hertz Vehicle Financing LLC(a)
Series 2018-3A Class A
07/25/2024	4.030%	1,833,000	1,746,744
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	506,408	507,640
Kabbage Funding LLC(a)
Series 2019-1 Class A
03/15/2024	3.825%	5,428,000	5,419,187
Lending Point Asset Securitization Trust(a)
Series 2020-1 Class B
02/10/2026	3.107%	4,900,000	3,924,545
LendingPoint Asset Securitization Trust(a)
Series 2019-2 Class A
11/10/2025	3.071%	3,188,091	3,208,164
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lendmark Funding Trust(a)
Subordinated Series 2019-1A Class C
12/20/2027	3.900%	3,600,000	3,048,818
LL ABS Trust(a)
Series 2019-1A Class A
03/15/2027	2.870%	1,652,370	1,624,011
LV Tower 52 Issuer(a),(f)
Series 2013-1 Class A
02/15/2023	5.750%	2,962,405	2,987,852
Series 2013-1 Class M
02/15/2023	7.750%	1,128,281	1,137,973
Mariner Finance Issuance Trust(a)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	2,076,940
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,459,943
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	975,028	1,021,940
Series 2010-1 Class M
12/15/2045	5.250%	449,421	456,382
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	2.855%	3,075,266	3,050,943
Navient Private Education Loan Trust(a)
Series 2018-BA Class A2A
12/15/2059	3.610%	1,444,000	1,483,801
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	604,000	613,377
Series 2018-CA Class A2
06/16/2042	3.520%	649,000	652,625
Series 2018-DA Class A2A
12/15/2059	4.000%	3,395,000	3,415,415
Series 2019-A Class A2A
01/15/2043	3.420%	3,873,000	3,875,982
Series 2019-CA Class A2
02/15/2068	3.130%	1,760,000	1,731,276
Series 2019-D Class A2A
12/15/2059	3.010%	3,183,000	3,146,375
Series 2019-FA Class A2
08/15/2068	2.600%	3,711,000	3,741,166
Series 2019-GA Class A
10/15/2068	2.400%	3,468,104	3,511,692
Series 2020-A Class A2A
11/15/2068	2.460%	2,065,000	2,090,885

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	75

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-BA Class A2
01/15/2069	2.120%	1,596,000	1,568,960
Series 2020-CA Class A2A
11/15/2068	2.150%	1,571,000	1,539,580
Navient Private Education Refi Loan Trust(a),(b)
Series 2020-A Class A2B
1-month USD LIBOR + 0.900% Floor 1.350% 11/15/2068	1.605%	1,790,000	1,657,089
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	1.457%	1,309,177	1,189,788
Series 2015-1 Class A2
1-month USD LIBOR + 0.600% Floor 0.600% 04/25/2040	1.547%	1,126,381	1,070,043
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	1.647%	7,825,110	7,489,416
Series 2016-3A Class A2
1-month USD LIBOR + 0.850% 06/25/2065	1.797%	209,938	209,708
Navient Student Loan Trust(a)
Series 2018-EA Class A2
12/15/2059	4.000%	1,791,000	1,799,192
Series 2019-BA Class A2A
12/15/2059	3.390%	2,597,000	2,724,852
NCUA Guaranteed Notes(b)
CMO Series 2010-A1 Class A
1-month USD LIBOR + 0.350% Floor 0.350% 12/07/2020	1.075%	63,836	63,606
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% 10/27/2036	1.974%	409,255	392,608
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	1.954%	2,909,783	2,781,570
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 10/25/2033	1.904%	2,574,159	2,478,664
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% Floor 0.100% 03/23/2037	1.295%	6,107,350	5,739,319
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% Floor 0.120% 12/24/2035	1.315%	7,789,877	7,552,023
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% Floor 0.180% 03/22/2032	1.375%	591,375	554,071
Nelnet Student Loan Trust(a),(b)
Series 2012-2A Class A
1-month USD LIBOR + 0.800% 12/26/2033	1.747%	790,399	762,254
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	1.747%	1,801,903	1,713,875
OnDeck Asset Securitization Trust LLC(a)
Series 2018-1A Class A
04/18/2022	3.500%	1,826,000	1,800,778
OneMain Financial Issuance Trust(a)
Series 2016-1A Class A
02/20/2029	3.660%	26,836	26,746
Oportun Funding VIII LLC(a)
Series 2018-A Class A
03/08/2024	3.610%	2,978,000	2,951,577
Oportun Funding X LLC(a)
Series 2018-C Class A
10/08/2024	4.100%	4,604,000	4,626,892
Progress Residential Trust(a)
Series 2015-SFR3 Class A
11/12/2032	3.067%	5,384,769	5,243,045
Series 2015-SFR3 Class D
11/12/2032	4.673%	1,295,000	1,239,495
Series 2015-SFR3 Class E
11/12/2032	5.660%	1,000,000	957,215
Purchasing Power Funding LLC(a)
Series 2018-A Class A
08/15/2022	3.340%	4,260,000	4,247,838
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	408,653	427,909
Santander Retail Auto Lease Trust(a)
Series 2018-A Class A3
05/20/2021	2.930%	1,048,623	1,031,051
Series 2020-A Class A4
03/20/2024	1.760%	4,410,000	4,304,160
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	4,503,000	4,297,029

76	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SART(f)
Series 2017-1 Class X
11/17/2025	4.750%	2,585,535	2,640,607
SART(a),(f)
Series 2018-1 Class A
06/15/2025	4.750%	3,215,340	3,290,901
SLM Student Loan Trust(a),(b)
Series 2003-1 Class A5C
3-month USD LIBOR + 0.750% Floor 0.750% 12/15/2032	1.491%	611,498	574,145
SLM Student Loan Trust(b)
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% 07/25/2022	1.854%	2,132,237	2,029,284
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	1.897%	3,049,927	2,911,707
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	1.647%	6,451,098	6,137,687
SMB Private Education Loan Trust(a)
Series 2015-B Class A2A
07/15/2027	2.980%	2,226,435	2,243,187
Series 2016-A Class A2A
05/15/2031	2.700%	1,962,329	1,969,047
Series 2018-C Class A2A
11/15/2035	3.630%	1,704,000	1,697,539
Series 2019-A Class A2A
07/15/2036	3.440%	5,028,000	4,678,006
SMB Private Education Loan Trust(a),(b)
Series 2015-C Class A2B
1-month USD LIBOR + 1.400% Floor 1.400% 07/15/2027	2.105%	122,720	122,296
Series 2016-A Class A2B
1-month USD LIBOR + 1.500% 05/15/2031	2.205%	1,168,465	1,167,718
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	2.155%	2,477,147	2,462,645
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% Floor 1.100% 09/15/2034	1.805%	426,740	417,485
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	1.605%	3,543,929	3,469,296
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% Floor 0.750% 10/15/2035	1.455%	1,803,699	1,624,078
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	106,897	107,258
SoFi Professional Loan Program LLC(a),(b)
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	1.547%	719,433	683,505
Series 2017-E Class A1
1-month USD LIBOR + 0.500% 11/26/2040	1.447%	134,533	127,746
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	585,603	551,744
Series 2017-E Class A2B
11/26/2040	2.720%	2,807,000	2,673,680
Series 2018-A Class A2B
02/25/2042	2.950%	945,000	904,014
SoFi Professional Loan Program Trust(a)
Series 2018-B Class A2FX
08/25/2047	3.340%	2,400,000	2,357,336
Series 2020-A Class A2FX
05/15/2046	2.540%	3,093,000	2,684,643
Synchrony Card Funding LLC
Series 2019-A1 Class A
03/17/2025	2.950%	4,541,000	4,533,648
Series 2019-A2 Class A
06/16/2025	2.340%	4,550,000	4,472,052
Synchrony Card Issuance Trust
Series 2018-A1 Class A1
09/15/2024	3.380%	2,000,000	1,931,833
Tricolor Auto Securitization Trust(a)
Series 2018-1A Class A
12/15/2020	5.050%	452,417	447,359
Series 2018-2A Class A
10/15/2021	3.960%	801,332	790,148
Subordinated Series 2018-2A Class B
02/15/2022	4.760%	1,904,441	1,895,144
Tricon American Homes Trust(a)
Series 2016-SFR1 Class A
11/17/2033	2.589%	1,651,477	1,539,029
Upgrade Receivables Trust(a)
Series 2018-1A Class A
11/15/2024	3.760%	92,539	92,538

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	77

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2020-1 Class A
04/22/2030	2.322%	5,875,000	5,846,252
US Auto Funding LLC(a)
Series 2018-1A Class A
07/15/2023	5.500%	1,025,511	1,019,952
USASF Receivables LLC(a),(f)
Series 2017-1 Class A
09/15/2030	5.750%	228,041	228,725
Verizon Owner Trust
Series 2019-C Class A1A
04/22/2024	1.940%	4,976,000	4,687,704
Series 2020-A Class A1A
07/22/2024	1.850%	4,627,000	4,366,382
VM Debt LLC(a),(f)
Series 2019-1 Class A1A
06/17/2024	7.500%	2,800,000	2,800,000
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	763,702	791,111
Westgate Resorts LLC(a)
Series 2017-1A Class B
12/20/2030	3.050%	370,396	359,716
World Financial Network Credit Card Master Trust
Series 2019-A Class A
12/15/2025	3.140%	2,015,000	2,030,277
Total Asset-Backed Securities — Non-Agency (Cost $359,728,188)			347,112,763

Commercial Mortgage-Backed Securities - Agency 7.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series KJ02 Class A2
09/25/2020	2.597%	19,756	19,744
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,577,776
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	822,956
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	2,075,502
Series K077 Class A2
05/25/2028	3.850%	2,115,000	2,477,192
Series KJ07 Class A2
12/25/2022	2.312%	4,089,231	4,232,863
Series KPLB Class A
05/25/2025	2.770%	7,500,000	8,043,946
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,870,564
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,487,038
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,674,761
Series W5FX Class AFX
04/25/2028	3.092%	1,256,000	1,374,401
Federal National Mortgage Association
04/01/2020	4.303%	258,363	258,372
07/01/2020	4.066%	2,180,932	2,181,396
01/01/2021	4.312%	649,926	664,008
09/01/2021	2.120%	2,800,000	2,842,141
06/01/2022	2.790%	2,365,771	2,436,596
07/01/2022	2.670%	5,000,000	5,154,179
08/01/2022	2.650%	7,000,000	7,223,236
11/01/2022	2.450%	5,961,075	6,172,489
02/01/2023	2.460%	2,505,306	2,605,146
04/01/2023	2.500%	6,000,000	6,256,273
04/01/2023	2.640%	2,664,506	2,785,007
05/01/2023	2.520%	3,000,000	3,133,293
06/01/2023	2.420%	2,607,764	2,716,289
06/01/2023	2.510%	1,728,963	1,803,905
07/01/2023	3.670%	6,000,000	6,511,949
08/01/2023	3.590%	2,500,000	2,699,082
11/01/2023	3.690%	1,178,270	1,269,235
07/01/2025	3.070%	9,552,059	10,365,379
09/01/2025	3.100%	2,444,340	2,664,673
12/01/2025	3.765%	6,863,387	7,704,253
07/01/2026	4.450%	2,607,255	3,014,259
10/01/2026	3.235%	1,355,197	1,502,231
12/01/2026	3.240%	1,500,000	1,678,895
01/01/2027	3.710%	2,989,919	3,371,011
02/01/2027	3.340%	1,000,000	1,113,732
03/01/2027	2.910%	3,460,923	3,797,579
05/01/2027	2.430%	2,407,700	2,560,842
06/01/2027	2.370%	4,550,000	4,845,726
06/01/2027	3.000%	2,000,000	2,209,296
07/01/2027	3.210%	923,406	1,030,944
08/01/2027	2.900%	3,500,000	3,846,080
06/01/2028	3.570%	2,787,000	3,191,344
07/01/2028	3.570%	3,322,973	3,811,803
10/01/2028	3.890%	1,342,000	1,563,594
11/01/2028	4.250%	568,856	676,326
12/01/2028	3.890%	4,267,042	4,960,347
12/01/2028	3.930%	8,530,000	10,008,399
01/01/2029	3.940%	3,984,289	4,654,957
01/01/2029	4.070%	5,120,000	6,077,556
02/01/2029	3.740%	1,515,000	1,755,268
10/01/2029	3.200%	8,502,721	9,573,235
02/01/2030	2.570%	2,560,000	2,778,975
02/01/2030	2.920%	2,842,582	3,148,966
02/01/2030	3.550%	1,000,000	1,155,321
06/01/2030	3.130%	4,812,000	5,479,779
06/01/2030	3.670%	6,600,000	7,673,518
06/01/2030	3.800%	5,000,000	5,846,082
07/01/2030	3.210%	4,205,000	4,800,382

78	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/2030	3.300%	4,022,000	4,599,775
07/01/2030	3.340%	2,500,000	2,855,282
07/01/2030	3.850%	4,500,000	5,293,847
09/01/2030	3.390%	5,534,483	6,333,039
09/01/2030	3.410%	7,500,000	8,724,276
01/01/2032	2.730%	2,657,624	2,821,314
01/01/2032	2.730%	1,825,000	2,014,955
01/01/2032	2.780%	2,267,622	2,508,646
01/01/2032	2.970%	1,645,528	1,842,545
02/01/2032	2.990%	3,000,000	3,357,428
05/01/2033	3.530%	2,594,000	2,845,689
04/01/2035	3.330%	2,500,000	2,900,796
06/01/2036	3.150%	2,786,235	3,156,690
06/01/2037	5.900%	634,023	805,633
Series 2011-M1 Class A3
06/25/2021	3.763%	708,008	719,303
Series 2015-M10 Class A2
04/25/2027	3.092%	11,666,000	12,571,632
Series 2017-M5 Class A2
04/25/2029	3.176%	1,929,000	2,133,248
Series 2017-T1 Class A
06/25/2027	2.898%	2,774,210	2,515,078
Federal National Mortgage Association(c)
CMO Series 2013-M13 Class A2
04/25/2023	2.464%	1,936,003	1,997,485
CMO Series 2014-M3 Class A2
01/25/2024	3.478%	1,504,851	1,620,502
CMO Series 2015-M11 Class A2
04/25/2025	2.831%	2,000,000	2,116,891
Series 2017-M12 Class A2
06/25/2027	3.079%	2,402,000	2,603,134
Series 2017-M7 Class A2
02/25/2027	2.961%	546,000	581,191
Series 2018-M10 Class A2
07/25/2028	3.384%	2,683,000	3,097,349
Series 2018-M3 Class A2
02/25/2030	3.090%	1,057,000	1,166,931
Series 2018-M4 Class A2
03/25/2028	3.045%	1,473,000	1,606,184
FREMF Mortgage Trust(a),(c)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.681%	3,410,000	3,301,365
Subordinated, Series 2016-K59 Class B
11/25/2049	3.576%	2,383,000	1,997,679
Subordinated, Series 2016-K722 Class B
07/25/2049	3.843%	1,400,000	1,329,725
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	2.012%	2,094,864	2,069,219
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 06/20/2065	2.102%	3,058,630	2,998,344
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	2.102%	2,914,739	2,856,206
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	2.102%	1,639,786	1,606,025
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 06/20/2065	2.112%	1,012,983	998,192
Government National Mortgage Association(c)
CMO Series 2014-168 Class VB
06/16/2047	3.397%	3,182,132	3,353,666
Total Commercial Mortgage-Backed Securities - Agency (Cost $288,860,136)			315,529,355

Commercial Mortgage-Backed Securities - Non-Agency 2.7%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,366,390	2,289,393
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	394,703
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,046,509	1,006,748
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	790,142
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,137,828	1,086,179
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	886,044
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	185,858
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	1,790,450
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,612,831

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	79

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Americold 2010 LLC Trust(a),(f)
Series 2017-TL Class A
12/26/2037	3.000%	2,840,000	2,840,000
B2R Mortgage Trust(a)
Series 2015-2 Class A
11/15/2048	3.336%	524,022	522,390
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	3,294,000	3,579,250
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,728,017
Series 2012-TFT Class A
06/05/2030	2.892%	386,000	385,212
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2007-T26 Class X1
01/12/2045	0.006%	12,562,282	5,377
Benchmark Mortgage Trust
Series 2018-B1 Class ASB
01/15/2051	3.602%	449,000	475,222
Camden Property Trust(a),(d),(f)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,821,405	4,810,858
CD Mortgage Trust(c)
Series 2017-CD4 Class A4
05/10/2050	3.514%	961,000	1,037,740
CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	1,499,000	1,544,871
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class A1
06/15/2050	1.965%	178,977	178,582
Series 2017-C8 Class ASB
06/15/2050	3.367%	1,040,000	1,079,000
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A5
01/15/2053	2.717%	6,215,000	6,294,966
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	2,391,150	24
CMO Series 2007-CD4 Class XC
12/11/2049	1.300%	50,351	1,938
COBALT CMBS Commercial Mortgage Trust(c),(g)
CMO Series 2006-C1 Class
08/15/2048	0.865%	381,865	1,508
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/2048	2.554%	812,383	801,187
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a)
Series 2018-HOME Class A
04/10/2033	3.815%	3,125,000	3,386,222
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	3,976,951
Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	2,960,199
Commercial Mortgage Trust(c),(g)
CMO Series 2012-CR2 Class XA
08/15/2045	1.633%	2,033,327	61,944
Commercial Mortgage Trust
Series 2012-LC4 Class A4
12/10/2044	3.288%	4,732,265	4,795,670
Series 2014-CR19 Class ASB
08/10/2047	3.499%	981,109	1,010,261
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,455,079
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,073,553
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,064,540
Commercial Mortgage Trust(a),(c)
Series 2013-SFS Class A2
04/12/2035	2.987%	624,000	618,615
Corevest American Finance Trust(a)
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	1,900,836
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	2,189,312	2,107,194
Credit Suisse Commercial Mortgage Trust(d),(f)
Series 2019-SFR Class A1
07/25/2023	3.500%	2,571,155	2,571,155
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class A4
06/15/2057	3.504%	931,000	953,206
Series 2015-C4 Class A4
11/15/2048	3.808%	1,279,000	1,346,889
DBJPM Mortgage Trust
Series 2017-C6 Class ASB
06/10/2050	3.121%	347,000	354,379
FREMF Mortgage Trust(a),(c)
Series 2020-K737 Class B
01/25/2053	3.302%	4,000,000	4,245,204
Greenwich Capital Commercial Funding Corp.(c)
Series 2006-GG7 Class AM
07/10/2038	5.513%	46,006	45,707

80	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	1,982,916
GS Mortgage Securities Corp. Trust(a),(c),(g)
CMO Series 2006-GG8 Class X
11/10/2039	0.978%	1,744,861	7,377
GS Mortgage Securities Trust
Series 2015-GC28 Class A5
02/10/2048	3.396%	422,000	435,716
Series 2015-GC32 Class AAB
07/10/2048	3.513%	7,000,000	7,252,280
Series 2015-GC34 Class A4
10/10/2048	3.506%	1,030,000	1,081,050
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	2,374,469	2,562,354
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,068,124
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23 Class A4
09/15/2047	3.670%	708,000	743,584
Series 2015-C28 Class A3
10/15/2048	2.912%	3,279,000	3,312,761
Series 2015-C33 Class A4
12/15/2048	3.770%	500,000	534,065
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6 Class ASB
07/15/2050	3.283%	2,855,000	2,933,702
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8 Class ASB
06/15/2051	4.145%	722,000	774,810
JPMorgan Chase Commercial Mortgage Securities Trust(c),(g)
CMO Series 2006-CB15 Class X1
06/12/2043	0.040%	3,834,498	13,367
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2010-C2 Class XA
11/15/2043	1.566%	2,631,070	1,529
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2 Class A1
08/15/2049	1.324%	281,573	280,257
KGS-Alpha SBA COOF Trust(a),(c),(d),(f),(g)
CMO Series 2012-2 Class A
08/25/2038	0.792%	1,860,063	28,192
CMO Series 2013-2 Class A
03/25/2039	1.687%	2,844,673	102,230
CMO Series 2014-2 Class A
04/25/2040	2.780%	654,348	41,817
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,496,043
LB-UBS Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-C1 Class XCL
02/15/2041	0.380%	1,915,304	206
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-4 Class XC
12/12/2049	0.559%	302,711	3
Morgan Stanley Bank of America Merrill Lynch Trust(c)
Series 2013-C10 Class A4
07/15/2046	4.083%	167,000	175,890
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class ASB
10/15/2048	3.383%	631,000	654,213
Morgan Stanley Capital I Trust(a),(c),(g)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.713%	539,674	5
CMO Series 2006-T21 Class X
10/12/2052	0.077%	3,647,007	2,228
CMO Series 2007-HQ11 Class X
02/12/2044	0.217%	405,570	282
Morgan Stanley Capital I Trust
Series 2018-H3 Class A5
07/15/2051	4.177%	337,000	370,892
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	977,375
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,904,312
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	2,036,323
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	784,007
Starwood Waypoint Homes Trust(d),(f)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,300,000
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	866,894
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,159,811
Series 2013-PENN Class A
12/13/2029	3.808%	3,000,000	3,004,624
Wachovia Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2004-C12 Class
07/15/2041	0.737%	1,543,184	15

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	81

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	522,756	5
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16
08/15/2050	2.819%	55,226	55,154
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C3 Class A4
03/15/2044	4.375%	1,157,126	1,162,017
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	946,115	955,500
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $120,346,659)			117,318,024

Corporate Bonds & Notes 25.0%

Aerospace & Defense 0.4%
Airbus Finance BV(a)
04/17/2023	2.700%	589,000	574,108
Airbus Group SE(a)
04/10/2027	3.150%	409,000	409,713
04/10/2047	3.950%	150,000	153,057
Boeing Co. (The)
03/01/2039	3.500%	762,000	661,202
05/01/2049	3.900%	605,000	544,451
General Dynamics Corp.
04/01/2025	3.250%	916,000	971,518
04/01/2030	3.625%	764,000	849,124
04/01/2040	4.250%	305,000	358,091
04/01/2050	4.250%	229,000	283,923
Harris Corp.
04/27/2035	4.854%	310,000	353,771
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	457,804
12/15/2042	4.070%	173,000	204,739
Northrop Grumman Corp.
10/15/2022	2.550%	2,313,000	2,311,475
08/01/2023	3.250%	2,131,000	2,179,212
01/15/2025	2.930%	103,000	104,613
01/15/2028	3.250%	1,499,000	1,554,954
05/01/2030	4.400%	1,141,000	1,310,536
05/01/2040	5.150%	1,141,000	1,460,106
10/15/2047	4.030%	755,000	862,854
Rockwell Collins, Inc.
03/15/2024	3.200%	175,000	180,888
04/15/2047	4.350%	66,000	72,639
Total			15,858,778
Agencies 0.1%
Crowley Conro LLC
08/15/2043	4.181%	726,620	753,383
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Israel Government AID Bond(h)
11/01/2024	0.000%	5,000,000	4,745,204
Total			5,498,587
Airlines 0.3%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,711,060	1,624,596
Series 2017-1 Class A
01/15/2030	3.550%	502,221	504,133
Series 2017-1 Class AA
01/15/2030	3.300%	354,509	312,331
American Airlines Pass-Through Trust
01/15/2023	4.950%	395,381	343,982
Series 2015-1 Class A
05/01/2027	3.375%	505,383	429,359
Series 2016-2 Class A
06/15/2028	3.650%	187,990	166,023
Series 2016-3 Class AA
10/15/2028	3.000%	2,836,162	2,471,328
Series 2017-1 Class AA
02/15/2029	3.650%	584,815	535,734
Series 2017-2 Class B
10/15/2025	3.700%	191,725	184,547
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	609,657	554,636
Series 2018-1 Class AA
09/20/2031	3.800%	441,210	415,763
Series 2019-1 Class AA
12/15/2032	3.300%	654,695	566,326
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	550,128	562,232
10/29/2024	4.000%	126,593	118,823
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	274,155	234,311
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	292,511	288,535
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	220,501	217,233
03/01/2026	4.600%	222,144	191,137
Series 2016-1 Class AA
07/07/2028	3.100%	694,467	610,795
Series 2016-1 Class B
01/07/2026	3.650%	108,560	85,738
Series 2018-1 Class AA
03/01/2030	3.500%	765,082	744,998

82	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-1 Class A
08/25/2031	4.550%	889,460	1,043,549
Series 2019-1 Class AA
08/25/2031	4.150%	995,491	903,279
Total			13,109,388
Apartment REIT 0.2%
ERP Operating LP
12/01/2028	4.150%	480,000	507,135
Essex Portfolio LP
03/15/2032	2.650%	865,000	781,749
Mid-America Apartments LP
10/15/2023	4.300%	750,000	776,835
06/15/2024	3.750%	1,714,000	1,755,680
11/15/2025	4.000%	898,000	944,457
06/01/2027	3.600%	109,000	109,672
03/15/2029	3.950%	737,000	752,761
UDR, Inc.
09/01/2026	2.950%	363,000	350,639
01/15/2030	3.200%	550,000	540,350
08/15/2031	3.000%	115,000	108,621
Total			6,627,899
Automotive 0.2%
BMW U.S. Capital LLC(a)
09/15/2023	2.250%	720,000	701,184
Daimler Finance North America LLC(a)
03/10/2025	2.125%	2,078,000	1,906,956
Ford Motor Co.
12/08/2026	4.346%	38,000	29,689
01/15/2043	4.750%	1,310,000	743,872
Ford Motor Credit Co. LLC
11/01/2024	4.063%	2,416,000	2,191,196
01/09/2027	4.271%	760,000	654,104
General Motors Co.
04/01/2048	5.400%	1,089,000	767,849
04/01/2049	5.950%	1,279,000	978,507
General Motors Financial Co., Inc.
04/13/2024	3.950%	186,000	168,553
02/26/2025	2.900%	905,000	780,216
Toyota Motor Credit Corp.
02/13/2030	2.150%	1,452,000	1,339,620
Total			10,261,746
Banking 6.5%
ABN AMRO Bank NV(a)
06/04/2020	2.450%	1,195,000	1,194,976
Subordinated
07/28/2025	4.750%	431,000	442,281
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIB Group PLC(a)
10/12/2023	4.750%	875,000	862,984
American Express Co.
Subordinated
12/05/2024	3.625%	170,000	176,133
American Express Credit Corp.
05/05/2021	2.250%	331,000	331,889
ANZ New Zealand International Ltd.(a)
08/06/2020	2.850%	478,000	477,880
02/13/2030	2.550%	1,400,000	1,356,967
ASB Bank Ltd.(a)
05/23/2024	3.125%	860,000	875,846
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	233,535
Bank of America Corp.(i)
01/20/2023	3.124%	2,184,000	2,208,404
04/24/2023	2.881%	575,000	579,828
12/20/2023	3.004%	2,818,000	2,871,177
03/05/2024	3.550%	478,000	495,194
07/23/2024	3.864%	250,000	261,037
10/01/2025	3.093%	5,652,000	5,777,880
10/22/2025	2.456%	4,084,000	4,075,519
04/23/2027	3.559%	254,000	265,678
04/24/2028	3.705%	1,800,000	1,867,052
12/20/2028	3.419%	5,996,000	6,166,744
07/23/2029	4.271%	3,682,000	3,989,191
02/07/2030	3.974%	1,718,000	1,846,964
10/22/2030	2.884%	3,298,000	3,292,952
02/13/2031	2.496%	4,955,000	4,785,712
Bank of America Corp.
01/22/2024	4.125%	245,000	260,572
Subordinated
11/25/2027	4.183%	2,070,000	2,177,632
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	927,311
Bank of Montreal
02/05/2024	3.300%	700,000	723,508
Bank of Montreal(i)
Subordinated
12/15/2032	3.803%	583,000	567,643
Bank of New York Mellon Corp. (The)(i)
05/16/2023	2.661%	200,000	202,182
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	1,100,000	1,105,848
11/18/2025	3.950%	575,000	616,919
Bank of Nova Scotia (The)
Subordinated
12/16/2025	4.500%	260,000	272,356

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	83

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	500,000	512,473
11/21/2024	2.375%	1,817,000	1,765,014
Barclays PLC
03/16/2025	3.650%	1,100,000	1,097,053
Barclays PLC(i)
06/20/2030	5.088%	2,262,000	2,296,908
BB&T Corp.
08/01/2024	2.500%	3,759,000	3,761,941
BNP Paribas SA(a)
03/01/2023	3.500%	1,000,000	1,005,600
BNP Paribas SA(a),(i)
11/19/2025	2.819%	4,266,000	4,144,011
01/13/2031	3.052%	4,348,000	4,084,007
BNZ International Funding Ltd.(a)
09/14/2021	2.100%	450,000	445,895
02/21/2022	2.900%	800,000	801,513
11/03/2022	2.650%	600,000	604,487
BPCE SA
12/02/2026	3.375%	700,000	687,985
BPCE SA(a)
Subordinated
07/11/2024	4.625%	500,000	494,126
Canadian Imperial Bank of Commerce
01/28/2025	2.250%	4,973,000	4,916,321
Capital One Financial Corp.
01/29/2024	3.900%	1,075,000	1,085,249
Subordinated
10/29/2025	4.200%	700,000	693,094
Citibank NA
01/23/2024	3.650%	2,000,000	2,095,786
Citigroup, Inc.
04/25/2022	2.750%	900,000	908,709
12/01/2025	7.000%	765,000	925,552
10/21/2026	3.200%	1,616,000	1,673,226
01/15/2028	6.625%	215,000	258,941
Citigroup, Inc.(i)
01/24/2023	3.142%	500,000	503,846
04/24/2025	3.352%	2,035,000	2,086,123
07/24/2028	3.668%	600,000	620,120
03/20/2030	3.980%	1,300,000	1,364,853
11/05/2030	2.976%	2,086,000	2,023,517
01/29/2031	2.666%	2,000,000	1,936,067
03/31/2031	4.412%	4,680,000	5,140,079
01/24/2039	3.878%	100,000	105,631
Citizens Bank NA
03/29/2023	3.700%	250,000	255,951
Citizens Financial Group, Inc.
02/06/2030	2.500%	550,000	508,348
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
12/03/2025	4.300%	386,000	398,191
Comerica, Inc.
02/01/2029	4.000%	700,000	691,573
Commonwealth Bank of Australia(a)
09/06/2021	2.000%	500,000	499,239
03/16/2023	3.450%	540,000	559,376
05/18/2026	2.850%	540,000	552,939
Subordinated
12/09/2025	4.500%	703,000	719,320
09/12/2039	3.743%	712,000	611,614
Commonwealth Bank of Australia(a),(i)
Subordinated
09/12/2034	3.610%	1,523,000	1,398,947
Compass Bank
06/11/2021	3.500%	450,000	448,987
Cooperatieve Rabobank UA(a)
09/30/2110	5.800%	500,000	851,196
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	589,000	594,700
07/21/2026	3.750%	712,000	687,016
Credit Agricole SA(a)
04/24/2023	3.750%	250,000	254,849
01/22/2025	2.375%	2,790,000	2,717,143
Subordinated
03/17/2025	4.375%	340,000	351,099
Credit Suisse Group AG(a)
01/09/2023	3.574%	1,225,000	1,238,089
Credit Suisse Group AG(a),(i)
09/11/2025	2.593%	770,000	732,618
01/12/2029	3.869%	250,000	252,152
Credit Suisse Group AG(a),(i),(j)
04/01/2031	4.194%	4,336,000	4,439,990
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	650,000	668,423
03/26/2025	3.750%	500,000	502,810
Danske Bank A/S(a)
01/12/2022	5.000%	1,376,000	1,412,831
03/02/2022	2.700%	542,000	537,331
Danske Bank A/S(a),(i)
12/20/2025	3.244%	3,442,000	3,190,092
Danske Bank AS(a),(i)
09/20/2022	3.001%	4,220,000	4,199,682
Discover Bank
07/27/2026	3.450%	633,000	619,378
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	2,000,000	1,930,998

84	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fifth Third Bancorp
01/25/2024	3.650%	525,000	545,770
03/14/2028	3.950%	400,000	418,894
Goldman Sachs Group, Inc. (The)(i)
06/05/2023	2.908%	900,000	902,290
07/24/2023	2.905%	652,000	656,741
09/29/2025	3.272%	1,245,000	1,253,421
06/05/2028	3.691%	1,744,000	1,782,581
Goldman Sachs Group, Inc. (The)
03/03/2024	4.000%	316,000	331,190
01/23/2025	3.500%	578,000	590,677
04/01/2025	3.500%	10,808,000	11,046,176
05/22/2025	3.750%	4,028,000	4,143,798
11/16/2026	3.500%	2,940,000	3,016,453
01/26/2027	3.850%	3,455,000	3,532,193
02/07/2030	2.600%	1,600,000	1,505,428
Subordinated
10/21/2025	4.250%	531,000	550,679
10/01/2037	6.750%	850,000	1,127,565
HSBC Holdings PLC
04/05/2021	5.100%	1,700,000	1,738,147
03/30/2022	4.000%	306,000	313,515
03/08/2026	4.300%	855,000	906,054
03/31/2030	4.950%	1,838,000	2,023,843
Subordinated
03/14/2024	4.250%	2,500,000	2,598,603
HSBC Holdings PLC(i)
11/22/2023	3.033%	288,000	284,644
05/18/2024	3.950%	657,000	671,711
03/13/2028	4.041%	744,000	757,932
Huntington Bancshares, Inc.
02/04/2030	2.550%	1,900,000	1,724,336
ING Groep NV
04/09/2024	3.550%	875,000	880,346
JPMorgan Chase & Co.(i)
04/01/2023	3.207%	2,385,000	2,426,421
04/23/2024	3.559%	718,000	750,860
10/15/2025	2.301%	523,000	521,607
JPMorgan Chase & Co.
02/01/2024	3.875%	1,774,000	1,897,648
10/01/2026	2.950%	217,000	223,002
KeyBank NA
05/22/2022	3.180%	1,373,000	1,361,728
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	413,784
Subordinated
12/10/2025	4.582%	500,000	506,373
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	960,000	1,025,840
01/15/2026	3.900%	370,000	396,323
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macquarie Group Ltd.(a)
01/14/2021	6.250%	926,000	959,484
Macquarie Group Ltd.(a),(i)
11/28/2028	3.763%	340,000	351,660
01/15/2030	5.033%	1,145,000	1,169,677
Mitsubishi UFJ Financial Group, Inc.
03/01/2021	2.950%	222,000	222,176
02/22/2022	2.998%	177,000	179,848
07/26/2023	3.761%	670,000	694,071
09/13/2023	2.527%	384,000	382,691
03/07/2024	3.407%	755,000	780,109
02/25/2025	2.193%	5,312,000	5,285,236
07/18/2039	3.751%	710,000	678,060
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	433,183
Mizuho Financial Group, Inc.(i)
05/25/2026	2.226%	1,150,000	1,127,488
09/13/2030	2.869%	642,000	610,982
Morgan Stanley
07/24/2020	5.500%	324,000	326,902
01/25/2021	5.750%	372,000	381,751
07/28/2021	5.500%	4,335,000	4,503,222
05/19/2022	2.750%	2,725,000	2,740,568
10/23/2024	3.700%	800,000	844,807
07/23/2025	4.000%	2,411,000	2,569,594
01/20/2027	3.625%	1,547,000	1,654,727
01/27/2045	4.300%	500,000	591,645
Morgan Stanley(i)
04/24/2024	3.737%	130,000	134,852
07/22/2028	3.591%	889,000	922,126
01/24/2029	3.772%	333,000	349,185
01/22/2031	2.699%	1,378,000	1,338,935
04/01/2031	3.622%	2,162,000	2,261,806
04/22/2039	4.457%	630,000	712,532
National Australia Bank Ltd.(a),(i)
Subordinated
08/02/2034	3.933%	935,000	885,602
Nationwide Building Society(a),(i)
08/01/2024	4.363%	1,302,000	1,318,989
NatWest Markets PLC(a)
09/29/2022	3.625%	1,225,000	1,217,395
Nordea Bank Abp(a)
09/17/2020	2.500%	3,500,000	3,526,378
Subordinated
09/21/2022	4.250%	910,000	914,528
Northern Trust Corp.(i)
Junior Subordinated
05/08/2032	3.375%	231,000	224,574
PNC Bank NA
Subordinated
01/30/2023	2.950%	570,000	580,374

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	85

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	2,433,000	2,353,231
Rabobank Nederland NY
01/10/2022	2.750%	620,000	625,503
Regions Financial Corp.
08/14/2023	3.800%	385,000	390,963
Royal Bank of Canada
10/05/2023	3.700%	1,000,000	1,048,454
Royal Bank of Scotland Group PLC(i)
03/22/2025	4.269%	540,000	543,947
05/08/2030	4.445%	1,718,000	1,788,210
Subordinated
11/01/2029	3.754%	1,951,000	1,801,082
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	640,000	639,771
Societe Generale SA(a)
03/28/2024	3.875%	725,000	733,271
10/16/2024	2.625%	817,000	769,836
01/22/2025	2.625%	4,177,000	4,019,583
01/22/2030	3.000%	2,500,000	2,284,660
Subordinated
04/14/2025	4.250%	900,000	875,441
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	608,207
Standard Chartered PLC(a),(i)
01/20/2023	4.247%	600,000	602,605
01/30/2026	2.819%	4,605,000	4,320,161
05/21/2030	4.305%	350,000	350,721
Subordinated
03/15/2033	4.866%	700,000	666,684
Standard Chartered PLC(a)
04/01/2031	4.644%	2,612,000	2,676,742
State Street Corp.(a),(i)
03/30/2023	2.825%	1,876,000	1,893,659
03/30/2026	2.901%	1,134,000	1,142,561
State Street Corp.(i)
05/15/2023	2.653%	250,000	253,425
12/03/2024	3.776%	300,000	313,967
11/01/2025	2.354%	2,394,000	2,321,602
State Street Corp.
05/15/2023	3.100%	630,000	645,318
Sumitomo Mitsui Financial Group, Inc.
01/11/2022	2.846%	1,200,000	1,206,705
10/18/2022	2.778%	452,000	457,610
07/14/2026	2.632%	590,000	581,776
10/19/2026	3.010%	297,000	300,119
07/16/2029	3.040%	1,190,000	1,181,505
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SunTrust Bank
Subordinated
05/15/2026	3.300%	500,000	514,416
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	356,412
05/01/2025	4.000%	191,000	204,785
Svenska Handelsbanken AB
10/01/2020	2.400%	1,500,000	1,500,448
Truist Bank
12/06/2024	2.150%	1,498,000	1,482,812
Subordinated
03/11/2030	2.250%	1,440,000	1,316,985
U.S. Bancorp
01/24/2022	2.625%	309,000	314,827
Subordinated
04/27/2026	3.100%	735,000	746,008
UBS Group AG(a),(i)
08/13/2030	3.126%	400,000	389,586
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	960,000	968,051
09/24/2025	4.125%	200,000	211,514
UBS Group Funding Switzerland AG(a),(i)
08/15/2023	2.859%	200,000	198,056
US Bank NA
01/21/2025	2.050%	2,492,000	2,471,788
Wells Fargo & Co.
03/04/2021	2.500%	460,000	461,632
01/24/2023	3.069%	796,000	806,127
01/24/2024	3.750%	600,000	633,592
09/09/2024	3.300%	750,000	787,116
09/29/2025	3.550%	2,000,000	2,107,408
12/07/2046	4.750%	752,000	843,372
Subordinated
06/03/2026	4.100%	777,000	818,636
06/14/2046	4.400%	698,000	750,447
Wells Fargo & Co.(i)
02/11/2026	2.164%	800,000	778,071
06/17/2027	3.196%	1,270,000	1,306,937
Westpac Banking Corp.
05/13/2026	2.850%	500,000	516,029
Subordinated
07/24/2039	4.421%	525,000	522,581
Westpac Banking Corp.(i)
11/23/2031	4.322%	600,000	610,786
Subordinated
02/04/2030	2.894%	1,630,000	1,565,669
07/24/2034	4.110%	655,000	629,359
Total			286,065,302

86	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.3%
Brookfield Finance LLC
04/15/2050	3.450%	620,000	494,621
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	408,712
09/20/2047	4.700%	369,000	354,486
Charles Schwab Corp. (The)
03/24/2025	4.200%	2,230,000	2,346,427
05/22/2029	3.250%	2,035,000	2,013,248
03/22/2030	4.625%	2,427,000	2,671,208
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	303,730
Invesco Finance PLC
01/15/2026	3.750%	567,000	598,505
Nomura Holdings, Inc.
01/16/2025	2.648%	2,385,000	2,332,056
01/16/2030	3.103%	3,676,000	3,461,512
Total			14,984,505
Building Materials 0.0%
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	298,042
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	383,773
Masco Corp.
08/15/2032	6.500%	540,000	599,569
Total			1,281,384
Cable and Satellite 0.7%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	693,000	718,314
04/01/2038	5.375%	286,000	312,367
05/01/2047	5.375%	611,000	668,654
03/01/2050	4.800%	2,108,000	2,208,573
Comcast Corp.
04/15/2024	3.700%	1,415,000	1,518,047
04/01/2025	3.100%	1,495,000	1,576,108
10/15/2025	3.950%	1,863,000	2,032,300
03/01/2026	3.150%	622,000	649,956
04/01/2027	3.300%	1,121,000	1,190,032
10/15/2028	4.150%	720,000	808,187
02/01/2030	2.650%	2,149,000	2,209,503
04/01/2030	3.400%	1,430,000	1,549,195
08/15/2034	4.200%	400,000	455,438
10/15/2038	4.600%	2,501,000	3,011,310
11/01/2039	3.250%	640,000	659,356
04/01/2040	3.750%	374,000	413,407
11/01/2049	3.999%	500,000	578,011
02/01/2050	3.450%	531,000	574,882
11/01/2052	4.049%	800,000	947,694
10/15/2058	4.950%	2,172,000	2,940,831
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cox Communications, Inc.(a)
08/15/2047	4.600%	274,000	276,193
TCI Communications, Inc.
02/15/2028	7.125%	415,000	529,694
Time Warner Cable LLC
05/01/2037	6.550%	1,101,000	1,300,792
06/15/2039	6.750%	1,400,000	1,595,425
Total			28,724,269
Chemicals 0.3%
Air Liquide Finance SA(a)
09/27/2023	2.250%	515,000	511,189
Albemarle Corp.
12/01/2044	5.450%	270,000	262,283
DowDuPont, Inc.
11/15/2023	4.205%	1,934,000	2,036,669
11/15/2025	4.493%	1,378,000	1,461,330
11/15/2038	5.319%	389,000	436,185
Huntsman International LLC
11/15/2022	5.125%	593,000	607,940
05/01/2029	4.500%	696,000	594,178
International Flavors & Fragrances, Inc.
09/26/2028	4.450%	210,000	247,057
09/26/2048	5.000%	261,000	270,709
Mosaic Co. (The)
11/15/2033	5.450%	682,000	641,420
11/15/2043	5.625%	168,000	150,297
Nutrien Ltd.
04/01/2029	4.200%	155,000	163,572
03/15/2035	4.125%	700,000	713,074
04/01/2049	5.000%	864,000	1,026,816
Sherwin-Williams Co. (The)
06/01/2024	3.125%	165,000	163,349
Union Carbide Corp.
06/01/2025	7.500%	300,000	376,305
10/01/2096	7.750%	920,000	1,223,984
Total			10,886,357
Construction Machinery 0.2%
Deere & Co.
04/15/2025	2.750%	1,526,000	1,589,173
04/15/2030	3.100%	1,144,000	1,216,781
04/15/2050	3.750%	671,000	760,386
John Deere Capital Corp.
04/06/2023	1.200%	1,721,000	1,683,945
09/14/2026	2.250%	385,000	378,201
03/09/2027	1.750%	1,032,000	991,800
09/08/2027	2.800%	700,000	736,572
Total			7,356,858

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	87

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Amazon.com, Inc.
08/22/2037	3.875%	550,000	654,177
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	320,627
Mastercard, Inc.
03/26/2027	3.300%	747,000	813,480
03/26/2030	3.350%	1,129,000	1,249,849
03/26/2050	3.850%	897,000	1,093,686
Total			4,131,819
Consumer Products 0.1%
Estee Lauder Companies, Inc. (The)
12/01/2029	2.375%	353,000	342,159
Estee Lauder Cos, Inc. (The)
12/01/2049	3.125%	269,000	260,373
Kimberly-Clark Corp.
03/26/2030	3.100%	358,000	385,158
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	417,638
Procter & Gamble Co. (The)
03/25/2027	2.800%	1,126,000	1,200,855
03/25/2030	3.000%	1,580,000	1,754,248
03/25/2040	3.550%	225,000	261,757
03/25/2050	3.600%	382,000	467,963
Unilever Capital Corp.
03/22/2025	3.375%	230,000	244,981
Total			5,335,132
Diversified Manufacturing 0.5%
Carrier Global Corp.(a)
02/15/2025	2.242%	2,544,000	2,471,458
02/15/2027	2.493%	1,504,000	1,432,446
02/15/2030	2.722%	1,453,000	1,337,412
04/05/2050	3.577%	279,000	242,016
Eaton Corp.
04/01/2024	7.625%	500,000	606,953
General Electric Co.
09/16/2020	4.375%	2,500,000	2,501,383
10/09/2022	2.700%	805,000	792,044
01/09/2023	3.100%	256,000	254,530
01/05/2026	5.550%	1,700,000	1,774,081
01/14/2038	5.875%	1,295,000	1,503,840
Nvent Finance Sarl
04/15/2028	4.550%	450,000	501,337
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Otis Worldwide Corp.(a)
04/05/2025	2.056%	1,675,000	1,636,303
04/05/2027	2.293%	785,000	750,862
02/15/2030	2.565%	1,749,000	1,693,826
02/15/2040	3.112%	150,000	140,612
02/15/2050	3.362%	227,000	220,199
United Technologies Corp.
08/16/2023	3.650%	460,000	485,227
08/16/2025	3.950%	1,030,000	1,122,196
11/16/2038	4.450%	957,000	1,073,922
06/01/2042	4.500%	450,000	513,636
11/01/2046	3.750%	450,000	464,568
11/16/2048	4.625%	1,030,000	1,216,807
WW Grainger, Inc.
06/15/2045	4.600%	200,000	228,644
Total			22,964,302
Electric 2.0%
AEP Transmission Co., LLC
09/15/2049	3.150%	440,000	410,076
Alabama Power Co.
02/15/2033	5.700%	467,000	603,615
05/15/2038	6.125%	70,000	93,388
10/01/2049	3.450%	1,466,000	1,493,052
Appalachian Power Co.
03/01/2049	4.500%	215,000	234,311
Ausgrid Finance Pty Ltd.(a)
05/01/2023	3.850%	850,000	882,867
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	377,495
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	976,000	1,019,986
02/01/2025	3.500%	529,000	553,181
Berkshire Hathaway Energy Co.(a)
04/15/2025	4.050%	754,000	817,645
07/15/2030	3.700%	1,712,000	1,826,705
10/15/2050	4.250%	819,000	932,766
Black Hills Corp.
10/15/2029	3.050%	2,369,000	2,244,034
10/15/2049	3.875%	659,000	563,513
CenterPoint Energy, Inc.
09/01/2022	2.500%	147,000	146,282
09/01/2024	2.500%	1,596,000	1,566,491
03/01/2030	2.950%	694,000	656,469
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	772,684
CMS Energy Corp.
08/15/2027	3.450%	300,000	311,408
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	257,198

88	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	268,147
Consumers Energy Co.
08/31/2064	4.350%	547,000	584,076
Dominion Energy, Inc.
08/15/2021	2.000%	1,032,000	1,028,538
08/01/2033	5.250%	1,315,000	1,402,192
DTE Electric Co.
03/01/2030	2.250%	1,538,000	1,486,376
06/15/2042	3.950%	364,000	385,655
03/01/2050	2.950%	2,193,000	2,095,237
DTE Energy Co.
06/15/2022	2.600%	744,000	725,969
10/01/2024	2.529%	1,228,000	1,194,388
03/15/2027	3.800%	342,000	347,633
Duke Energy Carolinas LLC
12/01/2028	6.000%	600,000	715,243
12/15/2041	4.250%	313,000	353,341
Duke Energy Corp.
09/01/2021	1.800%	1,543,000	1,532,095
09/01/2026	2.650%	1,170,000	1,164,061
06/15/2049	4.200%	484,000	510,157
Duke Energy Indiana LLC
05/15/2046	3.750%	550,000	591,755
Duke Energy Ohio, Inc.
02/01/2049	4.300%	295,000	342,829
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	379,822
10/15/2046	3.700%	323,000	346,783
09/15/2047	3.600%	300,000	305,765
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	682,920
Edison International(j)
04/15/2025	4.950%	530,000	528,776
Edison International
06/15/2027	5.750%	1,594,000	1,656,519
03/15/2028	4.125%	1,203,000	1,133,896
Emera U.S. Finance LP
06/15/2046	4.750%	600,000	559,828
Enel Finance International NV(a)
09/14/2025	4.625%	1,193,000	1,273,887
05/25/2027	3.625%	380,000	383,716
04/06/2028	3.500%	335,000	328,169
06/14/2029	4.875%	366,000	403,344
05/25/2047	4.750%	284,000	293,831
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	324,488
Entergy Corp.
09/01/2026	2.950%	336,000	328,170
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	474,197
Evergy, Inc.
09/15/2024	2.450%	1,369,000	1,334,052
09/15/2029	2.900%	1,455,000	1,387,500
Exelon Corp.(j)
04/15/2030	4.050%	2,012,000	2,039,994
04/15/2050	4.700%	906,000	948,467
Exelon Generation Co. LLC
06/15/2022	4.250%	384,000	369,582
10/01/2039	6.250%	300,000	301,208
FirstEnergy Corp.
07/15/2022	2.850%	321,000	314,685
03/15/2023	4.250%	1,860,000	1,856,813
07/15/2027	3.900%	1,370,000	1,391,678
03/01/2030	2.650%	2,641,000	2,466,986
03/01/2050	3.400%	1,745,000	1,700,732
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	325,000	324,750
Florida Power & Light Co.
09/01/2035	5.400%	600,000	772,386
Fortis, Inc.
10/04/2026	3.055%	620,000	597,608
Interstate Power & Light Co.
09/30/2049	3.500%	563,000	511,379
ITC Holdings Corp.
11/15/2022	2.700%	1,474,000	1,460,727
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	903,000	978,894
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	212,313
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	918,110
06/15/2047	4.200%	400,000	449,821
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,157,000	1,250,589
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	763,263
08/01/2048	3.650%	779,000	843,268
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	1,694,000	1,775,372
Mississippi Power Co.
03/30/2028	3.950%	1,799,000	1,844,905
03/15/2042	4.250%	1,080,000	1,029,228
National Rural Utilities Cooperative Finance Corp.
03/15/2029	3.700%	270,000	278,726

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	89

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nevada Power Co.
04/01/2036	6.650%	225,000	264,378
09/15/2040	5.375%	546,000	621,262
New England Power Co.(a)
12/05/2047	3.800%	168,000	178,152
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	815,823
NRG Energy, Inc.(a)
06/15/2029	4.450%	585,000	581,735
Oncor Electric Delivery Co. LLC
03/15/2029	5.750%	155,000	189,112
Oncor Electric Delivery Co. LLC(a)
05/15/2030	2.750%	1,471,000	1,543,588
05/15/2050	3.700%	774,000	896,620
PacifiCorp
10/15/2037	6.250%	200,000	256,242
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	763,000	792,098
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	276,037
03/15/2043	4.150%	250,000	274,482
PPL Capital Funding, Inc.
06/15/2022	4.200%	313,000	315,283
06/01/2023	3.400%	212,000	212,431
05/15/2026	3.100%	1,779,000	1,761,619
03/15/2044	5.000%	982,000	1,038,658
Progress Energy, Inc.
01/15/2021	4.400%	187,000	188,088
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	311,385
Public Service Co. of Oklahoma
02/01/2021	4.400%	231,000	231,869
San Diego Gas & Electric Co.
06/01/2026	6.000%	525,000	648,808
Southern California Edison Co.
03/01/2028	3.650%	200,000	206,953
08/01/2029	2.850%	745,000	709,556
01/15/2036	5.550%	130,000	156,941
02/01/2038	5.950%	210,000	242,652
10/01/2043	4.650%	351,000	385,581
03/01/2048	4.125%	1,194,000	1,259,494
02/01/2050	3.650%	953,000	933,393
Southern Co. (The)
07/01/2026	3.250%	250,000	247,725
Southern Power Co.
09/15/2041	5.150%	1,166,000	1,128,254
Southwestern Electric Power Co.
04/01/2045	3.900%	428,000	394,501
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	361,519
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	869,816
Trans-Allegheny Interstate Line Co.(a)
06/01/2025	3.850%	514,000	537,413
Union Electric Co.
06/15/2027	2.950%	286,000	292,888
03/15/2030	2.950%	917,000	951,451
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	128,532
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	207,989
Xcel Energy, Inc.
09/15/2041	4.800%	90,000	101,024
12/01/2049	3.500%	372,000	341,674
Total			88,873,031
Environmental 0.0%
Waste Management, Inc.
06/15/2029	3.450%	390,000	410,610
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
01/23/2023	3.300%	935,000	792,201
01/15/2025	3.500%	400,000	333,885
04/03/2026	4.450%	550,000	446,020
Air Lease Corp.
09/15/2023	3.000%	520,000	440,438
03/01/2025	3.250%	645,000	513,421
10/01/2029	3.250%	659,000	525,810
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	324,027
08/01/2025	4.125%	500,000	440,752
11/01/2027	3.500%	600,000	446,965
Avolon Holdings Funding Ltd.(a)
05/01/2026	4.375%	790,000	633,143
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	910,000	893,423
11/15/2035	4.418%	7,211,000	7,696,321
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	997,980
SMBC Aviation Capital Finance DAC(a)
07/15/2022	3.000%	693,000	693,342
Total			15,177,728

90	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	6,566,000	6,855,142
02/01/2046	4.900%	808,000	880,021
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	31,815
Anheuser-Busch InBev Worldwide, Inc.
01/23/2025	4.150%	1,541,000	1,658,439
01/23/2029	4.750%	480,000	530,621
04/15/2048	4.600%	978,000	1,033,280
10/06/2048	4.439%	690,000	710,929
04/15/2058	4.750%	100,000	102,158
Bunge Ltd. Finance Corp.
11/24/2020	3.500%	141,000	142,388
Campbell Soup Co.
03/15/2048	4.800%	265,000	310,151
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	140,645
11/01/2036	7.250%	300,000	466,470
Coca-Cola Co. (The)
03/25/2025	2.950%	1,851,000	1,982,480
03/25/2027	3.375%	1,107,000	1,219,567
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	750,000	734,854
Conagra Brands, Inc.
11/01/2038	5.300%	180,000	196,138
Constellation Brands, Inc.
02/15/2023	3.200%	357,000	356,839
11/15/2025	4.400%	360,000	362,400
12/06/2026	3.700%	602,000	589,294
05/09/2027	3.500%	508,000	482,718
02/15/2028	3.600%	1,122,000	1,092,274
08/01/2029	3.150%	1,027,000	956,647
11/15/2048	5.250%	144,000	148,420
Danone SA(a)
11/02/2026	2.947%	4,301,000	4,307,061
Fomento Economico Mexicano SAB de CV
01/16/2050	3.500%	256,000	239,368
General Mills, Inc.
04/17/2025	4.000%	400,000	424,347
04/17/2038	4.550%	100,000	109,977
General Mills, Inc.(j)
04/15/2030	2.875%	1,123,000	1,120,754
Hershey Co. (The)
11/15/2024	2.050%	1,496,000	1,497,043
Keurig Dr Pepper, Inc.
05/25/2025	4.417%	250,000	266,365
05/25/2038	4.985%	323,000	363,336
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Keurig Dr. Pepper, Inc.
06/15/2027	3.430%	135,000	136,345
PepsiCo, Inc.
03/19/2025	2.250%	1,383,000	1,435,519
03/19/2027	2.625%	705,000	739,561
03/19/2050	3.625%	1,268,000	1,499,374
Sysco Corp.(j)
04/01/2030	5.950%	770,000	807,484
04/01/2050	6.600%	770,000	815,961
Tyson Foods, Inc.
08/15/2034	4.875%	200,000	225,959
08/15/2044	5.150%	825,000	968,630
Total			35,940,774
Gaming 0.0%
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%	741,000	630,073
01/15/2030	4.000%	1,224,000	942,920
Total			1,572,993
Health Care 1.4%
Abbott Laboratories
11/30/2026	3.750%	3,100,000	3,459,633
11/30/2046	4.900%	1,065,000	1,456,822
Becton Dickinson and Co.
06/05/2020	2.404%	2,383,000	2,375,672
06/06/2024	3.363%	803,000	797,263
12/15/2024	3.734%	2,057,000	2,120,842
06/06/2027	3.700%	362,000	366,140
12/15/2044	4.685%	900,000	962,407
Boston Scientific Corp.
03/01/2026	3.750%	2,369,000	2,482,991
03/01/2039	4.550%	500,000	540,764
Cigna Corp.
09/17/2021	3.400%	1,610,000	1,640,617
07/15/2023	3.750%	1,343,000	1,381,610
03/15/2030	2.400%	1,436,000	1,357,455
03/15/2050	3.400%	361,000	340,314
Cigna Corp.(a)
02/25/2026	4.500%	577,000	621,063
03/01/2027	3.400%	1,781,000	1,800,087
07/15/2046	4.800%	218,000	243,849
10/15/2047	3.875%	1,552,000	1,549,374
Cottage Health Obligated Group
11/01/2049	3.304%	610,000	619,343
CVS Health Corp.
03/09/2023	3.700%	1,952,000	2,027,326
12/05/2023	4.000%	1,066,000	1,115,439
08/15/2024	2.625%	949,000	951,037
03/25/2025	4.100%	1,575,000	1,666,034
08/15/2026	3.000%	790,000	795,675

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	91

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/01/2027	3.625%	1,130,000	1,155,407
03/25/2028	4.300%	500,000	530,037
08/15/2029	3.250%	810,000	809,507
04/01/2030	3.750%	1,130,000	1,163,105
03/25/2038	4.780%	776,000	856,881
03/25/2048	5.050%	2,200,000	2,512,045
CVS Pass-Through Trust(a)
10/10/2025	6.204%	151,272	161,493
01/10/2032	7.507%	106,783	140,223
01/10/2034	5.926%	733,705	904,293
01/10/2036	4.704%	1,791,666	2,039,036
08/11/2036	4.163%	156,808	168,716
Danaher Corp.
09/15/2025	3.350%	1,474,000	1,540,401
DH Europe Finance II Sarl
11/15/2022	2.050%	1,168,000	1,146,323
11/15/2024	2.200%	2,001,000	1,964,037
11/15/2029	2.600%	2,515,000	2,501,645
11/15/2049	3.400%	609,000	601,786
Hartford HealthCare Corp.
07/01/2054	3.447%	1,350,000	1,373,031
HCA, Inc.
06/15/2026	5.250%	700,000	733,033
06/15/2029	4.125%	1,000,000	998,924
06/15/2039	5.125%	660,000	689,279
06/15/2047	5.500%	300,000	325,432
Memorial Health Services
11/01/2049	3.447%	1,230,000	1,248,677
NYU Langone Hospitals
07/01/2055	3.380%	550,000	511,601
Partners Healthcare System, Inc.
07/01/2060	3.342%	3,000,000	3,007,147
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	323,839
Thermo Fisher Scientific, Inc.
03/25/2025	4.133%	1,679,000	1,795,966
03/25/2030	4.497%	1,957,000	2,196,667
Zimmer Biomet Holdings, Inc.
03/19/2023	3.700%	174,000	176,050
Total			62,246,338
Healthcare Insurance 0.2%
Aetna, Inc.
12/15/2037	6.750%	590,000	776,601
08/15/2047	3.875%	575,000	584,711
Anthem, Inc.
12/01/2024	3.350%	350,000	365,044
03/01/2028	4.101%	565,000	606,173
12/01/2047	4.375%	94,000	102,115
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
02/15/2024	3.500%	737,000	778,400
08/15/2024	2.375%	1,293,000	1,320,208
12/15/2025	3.700%	790,000	850,737
03/15/2026	3.100%	642,000	674,591
08/15/2029	2.875%	600,000	624,794
07/15/2035	4.625%	658,000	765,641
08/15/2039	3.500%	976,000	1,051,615
10/15/2047	3.750%	629,000	691,357
08/15/2059	3.875%	756,000	813,961
Total			10,005,948
Healthcare REIT 0.2%
HCP, Inc.
03/01/2024	4.200%	81,000	77,175
08/15/2024	3.875%	694,000	707,386
07/15/2029	3.500%	703,000	686,498
Healthcare Trust of America Holdings LP
04/15/2023	3.700%	720,000	699,792
07/01/2027	3.750%	1,600,000	1,450,967
Senior Housing Properties Trust
04/15/2020	6.750%	400,000	400,240
Ventas Realty LP
01/15/2026	4.125%	258,000	260,442
04/01/2027	3.850%	246,000	244,926
Ventas Realty LP(j)
11/15/2030	4.750%	1,513,000	1,487,222
Welltower, Inc.
02/15/2027	2.700%	294,000	277,212
01/15/2030	3.100%	520,000	491,175
03/15/2041	6.500%	530,000	659,072
Total			7,442,107
Independent Energy 0.2%
Apache Corp.
09/01/2040	5.100%	290,000	138,539
04/15/2043	4.750%	268,000	122,299
Canadian Natural Resources Ltd.
02/01/2025	3.900%	487,000	400,620
Cimarex Energy Co.
03/15/2029	4.375%	1,089,000	730,502
Devon Energy Corp.
12/15/2025	5.850%	2,628,000	2,115,471
07/15/2041	5.600%	1,168,000	740,879
Encana Corp.
11/01/2031	7.375%	695,000	324,884
08/15/2037	6.625%	383,000	167,254
02/01/2038	6.500%	734,000	314,875
EQT Corp.
10/01/2027	3.900%	302,000	207,563

92	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hess Corp.
03/15/2033	7.125%	259,000	211,187
01/15/2040	6.000%	1,863,000	1,335,436
Marathon Oil Corp.
10/01/2037	6.600%	150,000	97,656
Noble Energy, Inc.
10/15/2029	3.250%	485,000	312,425
03/01/2041	6.000%	400,000	292,717
11/15/2044	5.050%	1,276,000	748,977
08/15/2047	4.950%	1,584,000	931,224
10/15/2049	4.200%	1,030,000	556,672
Occidental Petroleum Corp.
05/15/2028	7.150%	570,000	282,150
08/15/2039	4.300%	605,000	254,358
Total			10,285,688
Integrated Energy 0.2%
BP Capital Markets America, Inc.
09/21/2025	3.796%	1,422,000	1,470,574
02/11/2026	3.410%	520,000	529,660
09/21/2028	3.937%	464,000	493,257
02/24/2050	3.000%	377,000	351,982
BP Capital Markets PLC
09/19/2027	3.279%	801,000	805,506
Cenovus Energy, Inc.
09/15/2023	3.800%	100,000	53,139
04/15/2027	4.250%	300,000	145,694
ENI SpA(a)
09/12/2023	4.000%	510,000	506,686
Exxon Mobil Corp.
08/16/2039	2.995%	815,000	820,125
08/16/2049	3.095%	1,015,000	1,031,586
Husky Energy, Inc.
04/15/2022	3.950%	750,000	659,178
Petro-Canada
05/15/2035	5.950%	250,000	222,498
Shell International Finance BV
11/07/2024	2.000%	1,326,000	1,308,081
Total			8,397,966
Life Insurance 0.8%
Aflac, Inc.(j)
04/01/2030	3.600%	1,135,000	1,149,916
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	527,329
04/09/2029	3.600%	320,000	332,306
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	714,337
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American International Group, Inc.
04/01/2028	4.200%	1,097,000	1,133,713
03/15/2029	4.250%	717,000	743,409
07/16/2044	4.500%	979,000	1,005,652
04/01/2048	4.750%	1,517,000	1,593,732
Athene Global Funding(a)
04/20/2020	2.750%	703,000	703,358
11/12/2026	2.950%	3,060,000	2,995,683
Athene Holding Ltd.(j)
04/03/2030	6.150%	2,278,000	2,273,626
Brighthouse Financial, Inc.
06/22/2047	4.700%	820,000	647,400
Dai-ichi Life Insurance Co. Ltd. (The)(a),(i)
Junior Subordinated
12/31/2049	4.000%	1,062,000	1,052,657
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	231,761
Harborwalk Funding Trust(a),(i)
Subordinated
02/15/2069	5.077%	800,000	1,099,775
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	286,431
04/29/2026	3.050%	1,073,000	1,099,348
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	291,021
Lincoln National Corp.
01/15/2030	3.050%	2,975,000	2,759,743
Manulife Financial Corp.(i)
Subordinated
02/24/2032	4.061%	1,400,000	1,358,221
MetLife, Inc.
09/15/2023	4.368%	600,000	633,747
11/13/2043	4.875%	490,000	558,985
Metropolitan Life Global Funding I(a)
09/15/2021	1.950%	789,000	801,660
01/11/2024	3.600%	800,000	883,314
09/19/2027	3.000%	500,000	502,947
Nationwide Financial Services, Inc.(a)
11/30/2049	3.900%	1,758,000	1,588,007
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	404,187
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	750,000	783,720
Prudential Financial, Inc.
03/10/2026	1.500%	2,787,000	2,615,350
02/25/2050	4.350%	1,233,000	1,234,974

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	93

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,588,308
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	520,000	557,995
01/21/2027	2.750%	640,000	594,943
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	507,421
05/15/2047	4.270%	300,000	292,728
Total			36,547,704
Media and Entertainment 0.3%
CBS Corp.
08/15/2024	3.700%	1,019,000	995,895
01/15/2045	4.600%	139,000	121,121
Discovery Communications LLC
06/01/2040	6.350%	490,000	541,769
Grupo Televisa SAB
01/31/2046	6.125%	356,000	388,532
Viacom, Inc.
03/15/2043	4.375%	481,000	420,308
09/01/2043	5.850%	513,000	524,939
ViacomCBS, Inc.(j)
05/15/2025	4.750%	1,210,000	1,207,766
Walt Disney Co. (The)
07/15/2024	9.500%	407,000	540,742
08/30/2024	1.750%	2,120,000	2,123,104
03/24/2025	3.350%	2,466,000	2,686,312
03/23/2027	3.700%	904,000	999,916
04/30/2028	7.300%	350,000	473,503
09/01/2029	2.000%	1,432,000	1,392,531
03/22/2030	3.800%	1,129,000	1,267,032
03/23/2040	4.625%	374,000	451,925
09/01/2049	2.750%	327,000	318,132
03/23/2050	4.700%	223,000	289,377
Total			14,742,904
Metals and Mining 0.2%
Anglo American Capital PLC(a)
09/11/2024	3.625%	245,000	230,307
09/11/2027	4.000%	400,000	367,802
Barrick Gold Corp.
10/15/2035	6.450%	780,000	910,912
Barrick North America Finance LLC
05/30/2041	5.700%	894,000	1,084,567
05/01/2043	5.750%	340,000	440,874
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	1,372,000	1,665,544
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Minera Mexico SA de CV(a)
01/26/2050	4.500%	592,000	502,866
Newmont Corp.
10/01/2030	2.250%	1,171,000	1,086,959
Nucor Corp.
12/01/2037	6.400%	1,000,000	1,253,810
Steel Dynamics, Inc.
12/15/2024	2.800%	755,000	709,159
04/15/2030	3.450%	819,000	740,725
Teck Resources Ltd.
07/15/2041	6.250%	1,136,000	980,146
Total			9,973,671
Midstream 0.8%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	623,369
Boardwalk Pipelines LP
05/03/2029	4.800%	395,000	301,413
Buckeye Partners LP
11/15/2043	5.850%	770,000	515,328
Cameron LNG LLC(a)
01/15/2039	3.701%	885,000	747,836
Enbridge, Inc.
01/15/2025	2.500%	3,719,000	3,378,954
11/15/2029	3.125%	2,663,000	2,422,812
06/10/2044	4.500%	500,000	470,455
Enbridge, Inc.(i)
Subordinated
03/01/2078	6.250%	350,000	260,793
Energy Transfer Operating LP
05/15/2030	3.750%	1,014,000	788,245
Energy Transfer Partners LP
01/15/2026	4.750%	449,000	394,053
06/01/2041	6.050%	1,219,000	1,070,805
12/15/2045	6.125%	318,000	272,695
Enterprise Products Operating LLC
07/31/2029	3.125%	992,000	902,545
01/31/2030	2.800%	1,171,000	1,062,851
04/15/2038	7.550%	303,000	368,610
02/15/2043	4.450%	305,000	288,071
01/31/2050	4.200%	1,207,000	1,137,329
01/31/2051	3.700%	1,060,000	934,302
01/31/2060	3.950%	756,000	644,908
EQT Midstream Partners LP
07/15/2028	5.500%	700,000	389,703
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	651,723
Kinder Morgan, Inc.
03/01/2028	4.300%	900,000	890,861

94	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magellan Midstream Partners LP
02/01/2021	4.250%	730,000	717,388
12/01/2042	4.200%	404,000	337,777
MPLX LP(a)
01/15/2025	5.250%	253,000	234,465
12/01/2027	4.250%	691,000	542,747
12/01/2047	5.200%	311,000	249,480
MPLX LP
03/15/2028	4.000%	280,000	236,473
04/15/2038	4.500%	764,000	548,101
04/15/2048	4.700%	400,000	309,234
02/15/2049	5.500%	958,000	824,119
ONEOK Partners LP
10/01/2036	6.650%	1,240,000	1,216,727
ONEOK, Inc.
07/15/2048	5.200%	400,000	317,782
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	154,490
12/15/2029	3.150%	770,000	628,924
Plains All American Pipeline LP/Finance Corp.
12/15/2029	3.550%	1,621,000	1,147,821
06/15/2044	4.700%	680,000	446,591
02/15/2045	4.900%	318,000	219,946
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	554,819
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	571,273
04/01/2044	5.300%	985,000	679,812
05/15/2045	5.350%	81,000	61,928
TC PipeLines LP
05/25/2027	3.900%	247,000	235,479
Tennessee Gas Pipeline Co. LLC(a)
03/01/2030	2.900%	1,844,000	1,464,374
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	660,000	655,683
TransCanada PipeLines Ltd.
05/15/2028	4.250%	1,178,000	1,197,539
03/01/2034	4.625%	513,000	471,899
10/15/2037	6.200%	500,000	583,094
Western Midstream Operating LP
02/01/2025	3.100%	1,601,000	816,453
02/01/2030	4.050%	460,000	201,520
02/01/2050	5.250%	613,000	254,613
Williams Companies, Inc. (The)
01/15/2025	3.900%	731,000	641,854
03/01/2048	4.850%	320,000	299,080
Total			35,339,146
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.2%
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	352,138
CenterPoint Energy Resources Corp.
01/15/2021	4.500%	395,000	397,975
09/01/2047	4.100%	715,000	718,578
NiSource Finance Corp.
02/01/2042	5.800%	381,000	529,837
NiSource, Inc.
02/15/2023	3.850%	237,000	238,862
09/01/2029	2.950%	755,000	721,766
05/15/2047	4.375%	743,000	756,615
Sempra Energy
02/01/2038	3.800%	345,000	328,277
Southern California Gas Co.
06/15/2026	2.600%	416,000	410,971
02/01/2030	2.550%	2,754,000	2,750,582
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	190,060
06/15/2026	3.250%	169,000	172,196
10/01/2046	3.950%	247,000	220,467
Total			7,788,324
Office REIT 0.1%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	121,781
12/15/2030	4.900%	747,000	789,521
02/01/2050	4.000%	661,000	617,348
Boston Properties LP
12/01/2028	4.500%	350,000	384,005
Government Properties Income Trust
07/15/2022	4.000%	471,000	404,039
Office Properties Income Trust
02/01/2022	4.150%	2,095,000	1,967,331
Total			4,284,025
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	261,796
Halliburton Co.
11/15/2035	4.850%	497,000	388,117
08/01/2043	4.750%	260,000	194,240
National Oilwell Varco, Inc.
12/01/2029	3.600%	1,000,000	752,281
Schlumberger Finance Canada Ltd.(a)
11/20/2022	2.650%	738,000	718,860

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	95

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	184,000	174,323
05/17/2028	3.900%	1,029,000	957,236
Total			3,446,853
Other Financial Institutions 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	334,918
ORIX Corp.
07/18/2022	2.900%	252,000	253,413
01/16/2024	4.050%	300,000	313,675
Total			902,006
Other Industry 0.1%
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	334,999
CK Hutchison International Ltd.(a)
04/11/2029	3.625%	730,000	788,618
Pepperdine University
12/01/2059	3.301%	560,000	541,310
President and Fellows of Harvard College
07/15/2056	3.300%	1,071,000	1,153,833
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	789,302
University of Southern California
10/01/2120	3.226%	690,000	616,961
Total			4,225,023
Other REIT 0.2%
American Campus Communities Operating Partnership LP
02/01/2030	2.850%	1,955,000	1,833,297
Digital Realty Trust LP
08/15/2027	3.700%	231,000	229,395
Duke Realty LP
06/30/2026	3.250%	203,000	202,989
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	990,809
Life Storage LP
06/15/2029	4.000%	820,000	834,184
Prologis LP
10/01/2026	3.250%	279,000	285,807
04/15/2050	3.000%	1,600,000	1,373,006
Trust F/1401(a)
01/15/2050	6.390%	707,000	643,310
WP Carey, Inc.
10/01/2026	4.250%	345,000	365,125
Total			6,757,922
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	406,711
12/01/2046	4.000%	431,000	446,749
Total			853,460
Paper 0.1%
Packaging Corp. of America
12/15/2029	3.000%	639,000	621,638
12/15/2049	4.050%	785,000	773,852
WRKCo, Inc.
03/15/2025	3.750%	350,000	352,195
06/01/2028	3.900%	170,000	171,579
03/15/2029	4.900%	833,000	886,532
Total			2,805,796
Pharmaceuticals 1.7%
AbbVie, Inc.
05/14/2020	2.500%	2,722,000	2,721,098
11/06/2022	2.900%	1,980,000	2,001,772
11/14/2023	3.750%	198,000	205,991
11/06/2042	4.400%	280,000	312,537
05/14/2046	4.450%	600,000	651,912
AbbVie, Inc.(a)
11/21/2022	2.300%	5,648,000	5,630,046
11/21/2024	2.600%	2,563,000	2,587,683
11/21/2026	2.950%	1,461,000	1,478,598
11/21/2029	3.200%	5,519,000	5,487,255
11/21/2039	4.050%	3,628,000	3,761,245
11/21/2049	4.250%	1,773,000	1,888,907
Allergan Funding SCS
03/15/2025	3.800%	3,465,000	3,555,401
03/15/2035	4.550%	1,000,000	1,128,774
AstraZeneca PLC
09/15/2037	6.450%	290,000	411,027
09/18/2042	4.000%	1,000,000	1,167,440
Bristol-Myers Squibb Co.(a)
02/19/2021	2.875%	706,000	710,132
05/16/2022	2.600%	3,099,000	3,164,958
02/15/2023	2.750%	2,549,000	2,604,260
07/26/2024	2.900%	2,460,000	2,549,163
08/15/2025	3.875%	813,000	882,613
06/15/2026	3.200%	2,185,000	2,322,241
11/15/2027	3.450%	1,056,000	1,124,232
02/20/2028	3.900%	1,654,000	1,833,495
07/26/2029	3.400%	2,305,000	2,539,535
06/15/2039	4.125%	656,000	785,882
08/15/2045	5.000%	605,000	807,218
11/15/2047	4.350%	351,000	439,804
02/20/2048	4.550%	400,000	509,216
10/26/2049	4.250%	961,000	1,213,511

96	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
03/01/2047	4.150%	1,000,000	1,219,670
Merck & Co., Inc.
02/10/2045	3.700%	510,000	609,447
Mylan NV
06/15/2026	3.950%	200,000	203,144
Novartis Capital Corp.
02/14/2027	2.000%	1,365,000	1,376,190
08/14/2030	2.200%	4,201,000	4,297,177
Pfizer, Inc.
03/11/2022	2.800%	703,000	720,768
12/15/2026	3.000%	369,000	396,958
03/15/2039	3.900%	900,000	1,042,218
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	2,132,000	2,153,967
09/23/2026	3.200%	3,388,000	3,447,838
Takeda Pharmaceutical Co., Ltd.
11/26/2023	4.400%	1,048,000	1,108,237
11/26/2028	5.000%	1,000,000	1,129,541
Total			72,181,101
Property & Casualty 0.2%
American Financial Group, Inc.
08/15/2026	3.500%	555,000	529,907
American Financial Group, Inc.(j)
04/02/2030	5.250%	1,883,000	1,850,809
Assurant, Inc.
09/27/2023	4.200%	545,000	563,475
Chubb INA Holdings, Inc.
05/15/2024	3.350%	750,000	778,702
Cincinnati Financial Corp.
11/01/2034	6.125%	1,000,000	1,369,959
CNA Financial Corp.
08/15/2027	3.450%	500,000	479,552
Hartford Financial Services Group, Inc. (The)
10/01/2041	6.100%	265,000	340,953
04/15/2043	4.300%	430,000	426,937
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	859,000	793,268
Markel Corp.
11/01/2027	3.500%	306,000	306,946
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	600,000	621,974
Progressive Corp. (The)(i)
12/31/2049	5.375%	320,000	276,803
Travelers Property Casualty Corp.
04/15/2026	7.750%	605,000	759,319
Total			9,098,604
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.3%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	800,178
05/01/2040	5.750%	790,000	1,049,636
02/15/2050	3.550%	206,000	224,258
CSX Corp.
02/15/2030	2.400%	221,000	212,390
10/01/2036	6.000%	450,000	568,748
03/01/2048	4.300%	94,000	100,076
11/15/2048	4.750%	923,000	1,065,942
09/15/2049	3.350%	80,000	77,552
Norfolk Southern Corp.
08/15/2052	4.050%	600,000	592,514
Union Pacific Corp.
03/01/2022	2.950%	1,295,000	1,329,120
03/01/2024	3.150%	618,000	647,514
02/05/2027	2.150%	1,159,000	1,128,780
02/05/2030	2.400%	1,430,000	1,388,493
03/01/2049	4.300%	192,000	217,454
02/05/2050	3.250%	1,839,000	1,812,466
09/15/2067	4.100%	200,000	206,219
02/05/2070	3.750%	333,000	323,819
Total			11,745,159
Refining 0.1%
Marathon Petroleum Corp.
12/15/2023	4.750%	585,000	553,515
09/15/2024	3.625%	1,927,000	1,713,848
04/01/2048	4.500%	699,000	493,313
Phillips 66
11/15/2044	4.875%	40,000	40,376
Valero Energy Corp.
04/15/2032	7.500%	181,000	197,641
Total			2,998,693
Restaurants 0.1%
McDonald’s Corp.
09/01/2025	1.450%	1,462,000	1,391,238
09/01/2029	2.625%	1,154,000	1,117,518
03/01/2030	2.125%	207,000	192,086
12/09/2035	4.700%	283,000	319,772
10/15/2037	6.300%	268,000	348,495
Starbucks Corp.
03/12/2027	2.000%	720,000	679,530
03/12/2030	2.250%	720,000	671,428
12/01/2047	3.750%	322,000	324,185
Total			5,044,252
Retail REIT 0.3%
Brixmor Operating Partnership LP
02/01/2025	3.850%	1,000,000	981,708

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	97

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DDR Corp.
02/01/2025	3.625%	482,000	493,305
06/01/2027	4.700%	200,000	214,750
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	754,919
12/15/2026	3.600%	618,000	643,059
Realty Income Corp.
07/15/2024	3.875%	642,000	646,796
04/15/2025	3.875%	255,000	261,446
Regency Centers LP
09/15/2029	2.950%	2,247,000	2,118,009
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,046,043
Spirit Realty LP
01/15/2030	3.400%	883,000	762,272
STORE Capital Corp.
03/15/2028	4.500%	2,757,000	2,743,868
03/15/2029	4.625%	541,000	540,346
Total			11,206,521
Retailers 0.7%
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	440,000	407,635
01/25/2050	3.800%	1,270,000	1,112,841
Dollar General Corp.
05/01/2028	4.125%	365,000	385,622
Home Depot Inc (The)
04/15/2027	2.500%	904,000	911,360
06/15/2029	2.950%	130,000	134,694
04/15/2030	2.700%	1,130,000	1,149,887
Home Depot, Inc. (The)
12/15/2049	3.125%	3,649,000	3,608,839
Lowe’s Companies, Inc.
04/15/2025	4.000%	792,000	842,860
04/05/2029	3.650%	686,000	703,976
04/15/2030	4.500%	2,251,000	2,477,326
04/15/2040	5.000%	894,000	1,017,917
04/05/2049	4.550%	717,000	789,063
04/15/2050	5.125%	1,502,000	1,809,703
NIKE, Inc.
03/27/2025	2.400%	1,080,000	1,121,219
03/27/2027	2.750%	720,000	751,206
03/27/2030	2.850%	711,000	749,554
03/27/2050	3.375%	504,000	548,594
O’Reilly Automotive, Inc.
03/15/2026	3.550%	480,000	484,792
09/01/2027	3.600%	432,000	425,213
04/01/2030	4.200%	1,505,000	1,540,604
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Target Corp.
04/15/2025	2.250%	2,109,000	2,150,322
02/15/2030	2.350%	2,170,000	2,194,265
09/15/2030	2.650%	527,000	548,026
Walmart, Inc.
06/26/2025	3.550%	1,518,000	1,658,050
07/08/2026	3.050%	688,000	740,260
06/26/2028	3.700%	2,124,000	2,383,713
07/08/2029	3.250%	179,000	196,394
06/29/2048	4.050%	14,000	17,431
Total			30,861,366
Supermarkets 0.0%
Kroger Co. (The)
01/15/2050	3.950%	700,000	723,793
Supranational 0.2%
Asian Development Bank(j)
04/07/2022	0.625%	6,523,000	6,517,064
Inter-American Development Bank(j)
04/03/2025	0.875%	2,886,000	2,907,223
Total			9,424,287
Technology 1.7%
Adobe, Inc.
02/01/2025	1.900%	743,000	751,212
02/01/2027	2.150%	1,485,000	1,508,384
02/01/2030	2.300%	2,598,000	2,586,736
Analog Devices, Inc.
12/05/2023	3.125%	244,000	247,742
12/05/2036	4.500%	198,000	223,666
Apple, Inc.
09/11/2024	1.800%	1,954,000	1,989,214
05/13/2025	3.200%	538,000	581,550
09/11/2026	2.050%	2,346,000	2,406,160
02/09/2027	3.350%	1,619,000	1,767,203
05/11/2027	3.200%	3,252,000	3,519,518
06/20/2027	3.000%	562,000	603,326
09/12/2027	2.900%	1,244,000	1,325,956
08/04/2046	3.850%	672,000	815,526
02/09/2047	4.250%	640,000	830,102
11/13/2047	3.750%	495,000	590,050
09/11/2049	2.950%	1,609,000	1,700,341
Green Bond
02/23/2023	2.850%	230,000	240,585
Arrow Electronics, Inc.
09/08/2024	3.250%	219,000	203,810
01/12/2028	3.875%	376,000	350,895
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	1,687,000	1,688,830
01/15/2027	3.875%	1,772,000	1,692,604

98	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.(a)
04/15/2026	4.250%	1,254,000	1,239,611
04/15/2029	4.750%	1,265,000	1,286,358
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	1,068,000	1,105,028
DXC Technology Co.
04/15/2024	4.250%	302,000	311,812
Equinix, Inc.
11/18/2024	2.625%	2,059,000	1,967,795
11/18/2026	2.900%	2,059,000	1,905,221
11/18/2029	3.200%	824,000	773,240
Fiserv, Inc.
07/01/2026	3.200%	1,614,000	1,665,862
10/01/2028	4.200%	124,000	134,064
07/01/2029	3.500%	2,031,000	2,105,559
07/01/2049	4.400%	1,010,000	1,066,592
Intel Corp.
03/25/2025	3.400%	1,860,000	2,021,332
11/15/2029	2.450%	2,315,000	2,347,136
03/25/2040	4.600%	743,000	905,156
03/25/2050	4.750%	371,000	496,280
02/15/2060	3.100%	1,189,000	1,237,597
03/25/2060	4.950%	376,000	518,163
International Business Machines Corp.
05/15/2026	3.300%	1,879,000	2,010,787
05/15/2039	4.150%	568,000	642,275
KLA Corp.
03/01/2050	3.300%	1,753,000	1,654,786
Micron Technology, Inc.
02/15/2030	4.663%	981,000	1,027,514
Microsoft Corp.
02/06/2024	2.875%	445,000	473,365
02/12/2035	3.500%	300,000	352,405
11/03/2035	4.200%	462,000	577,576
02/06/2037	4.100%	1,175,000	1,418,178
08/08/2046	3.700%	357,000	427,521
02/12/2055	4.000%	1,597,000	2,030,223
08/08/2056	3.950%	380,000	473,927
NVIDIA Corp.
04/01/2040	3.500%	753,000	794,272
04/01/2050	3.500%	1,883,000	2,039,582
NXP BV/Funding LLC/USA, Inc.(a)
06/18/2026	3.875%	2,133,000	2,084,359
06/18/2029	4.300%	242,000	249,249
Oracle Corp.
02/15/2023	2.625%	970,000	995,976
11/15/2024	2.950%	519,000	543,790
07/08/2034	4.300%	164,000	184,816
05/15/2035	3.900%	735,000	793,827
07/15/2036	3.850%	835,000	882,849
11/15/2037	3.800%	529,000	542,395
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2047	4.000%	1,127,000	1,220,184
Oracle Corp.(j)
04/01/2027	2.800%	2,232,000	2,269,709
04/01/2060	3.850%	1,232,000	1,227,928
Texas Instruments, Inc.
03/12/2025	1.375%	1,719,000	1,702,685
Total			73,330,394
Tobacco 0.2%
Altria Group, Inc.
02/14/2029	4.800%	335,000	347,889
BAT Capital Corp.
08/15/2024	3.222%	1,865,000	1,807,086
09/06/2026	3.215%	768,000	734,780
08/15/2027	3.557%	2,260,000	2,163,777
08/15/2037	4.390%	109,000	99,972
08/15/2047	4.540%	909,000	828,241
BAT Capital Corp.(j)
04/02/2027	4.700%	1,563,000	1,578,043
04/02/2030	4.906%	1,172,000	1,198,693
04/02/2050	5.282%	508,000	506,872
Reynolds American, Inc.
08/15/2045	5.850%	800,000	844,686
Total			10,110,039
Transportation Services 0.1%
Brambles U.S.A., Inc.(a)
10/23/2025	4.125%	300,000	318,303
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	365,034
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	495,000	509,246
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	346,443
Ryder System, Inc.
09/01/2021	2.250%	700,000	675,867
Total			2,214,893
Unknown Barclay Code 0.0%
Crown Castle International Corp.(j)
07/01/2050	4.150%	1,255,000	1,241,195
Wireless 0.2%
America Movil SAB de CV
04/22/2029	3.625%	795,000	805,939
04/22/2049	4.375%	662,000	728,095
American Tower Corp.
10/15/2026	3.375%	425,000	422,507
08/15/2029	3.800%	714,000	725,855
10/15/2049	3.700%	800,000	739,027

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	99

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Castle International Corp.
03/01/2027	4.000%	236,000	244,567
Crown Castle International Corp.(j)
07/01/2030	3.300%	1,788,000	1,773,320
Rogers Communications, Inc.
05/01/2049	4.350%	550,000	628,249
Vodafone Group PLC
05/30/2048	5.250%	400,000	474,572
06/19/2049	4.875%	1,070,000	1,181,472
09/17/2050	4.250%	2,093,000	2,142,886
Total			9,866,489
Wirelines 1.0%
AT&T, Inc.
08/15/2021	3.875%	1,083,000	1,095,125
02/15/2022	3.000%	1,124,000	1,132,589
06/30/2022	3.000%	1,802,000	1,807,697
02/17/2023	3.600%	1,353,000	1,392,082
03/11/2024	3.900%	808,000	844,432
01/15/2025	3.950%	843,000	890,163
05/15/2025	3.400%	2,831,000	2,927,340
02/15/2027	3.800%	574,000	601,252
02/15/2030	4.300%	1,049,000	1,121,750
05/15/2035	4.500%	695,000	748,470
03/01/2037	5.250%	422,000	492,350
08/15/2037	4.900%	842,000	937,767
03/01/2039	4.850%	706,000	789,210
08/15/2040	6.000%	875,000	1,086,389
10/15/2041	5.375%	565,000	639,616
12/15/2043	5.350%	353,000	377,091
03/09/2048	4.500%	1,041,000	1,111,508
02/15/2050	5.150%	1,704,000	2,023,416
Deutsche Telekom AG(a)
01/21/2050	3.625%	792,000	778,611
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	402,000	413,919
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,074,703
Telefonica Emisiones SAU
04/27/2020	5.134%	1,021,000	1,023,392
02/16/2021	5.462%	120,000	122,542
Verizon Communications, Inc.
11/01/2024	3.500%	834,000	887,998
08/15/2026	2.625%	75,000	77,176
03/22/2027	3.000%	1,820,000	1,921,976
09/21/2028	4.329%	1,932,000	2,190,079
02/08/2029	3.875%	235,000	263,213
12/03/2029	4.016%	2,348,000	2,628,539
03/22/2030	3.150%	858,000	923,734
11/01/2034	4.400%	5,033,000	5,827,621
01/15/2036	4.272%	1,114,000	1,296,382
03/16/2037	5.250%	457,000	581,265
08/15/2046	4.125%	11,000	12,735
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/21/2046	4.862%	1,087,000	1,415,678
03/16/2047	5.500%	102,000	141,514
09/15/2048	4.522%	1,268,000	1,600,225
03/15/2055	4.672%	575,000	731,119
Total			43,930,668
Total Corporate Bonds & Notes (Cost $1,102,635,051)			1,095,083,797

Foreign Government Obligations(k) 0.9%

Canada 0.0%
Hydro-Quebec
02/01/2021	9.400%	750,000	803,713
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	915,512
Total			1,719,225
Colombia 0.1%
Colombia Government International Bond
02/26/2024	4.000%	893,000	899,257
09/18/2037	7.375%	150,000	186,827
05/15/2049	5.200%	200,000	209,561
Ecopetrol SA
01/16/2025	4.125%	300,000	278,180
06/26/2026	5.375%	580,000	562,213
05/28/2045	5.875%	557,000	492,485
Total			2,628,523
Israel 0.1%
Israel Government International Bond(j)
	0.000%	1,852,000	1,852,000
	0.000%	1,431,000	1,431,000
	0.000%	763,000	763,000
State of Israel
01/15/2050	3.375%	621,000	601,631
Total			4,647,631
Japan 0.1%
Japan Bank for International Cooperation
10/17/2024	1.750%	2,034,000	2,101,804
Mexico 0.4%
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	163,745
Mexico Government International Bond
01/30/2025	3.600%	757,000	766,473
01/21/2026	4.125%	1,673,000	1,707,298
04/22/2029	4.500%	4,540,000	4,657,879
04/16/2030	3.250%	3,731,000	3,515,089
03/08/2044	4.750%	1,276,000	1,289,561
01/15/2047	4.350%	479,000	460,193

100	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/10/2048	4.600%	434,000	433,648
10/12/2110	5.750%	458,000	476,183
Petroleos Mexicanos(a)
01/28/2031	5.950%	2,108,000	1,438,846
01/28/2060	6.950%	107,000	71,938
Petroleos Mexicanos
02/12/2048	6.350%	3,947,000	2,461,376
Total			17,442,229
Netherlands 0.0%
MDGH - GMTN BV(a)
11/07/2029	2.875%	1,709,000	1,611,307
Norway 0.0%
Equinor ASA
09/23/2027	7.250%	400,000	481,440
11/18/2049	3.250%	1,041,000	1,035,659
Total			1,517,099
Panama 0.0%
Panama Government International Bond
04/16/2050	4.500%	275,000	300,860
Panama Government International Bond(j)
04/01/2056	4.500%	1,361,000	1,480,025
Total			1,780,885
Paraguay 0.1%
Paraguay Government International Bond(a)
03/30/2050	5.400%	2,009,000	1,883,639
Peru 0.0%
Peruvian Government International Bond
11/18/2050	5.625%	98,000	143,658
Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	407,710
10/10/2024	3.500%	310,000	324,787
Total			732,497
Sweden 0.1%
Svensk Exportkredit AB(j)
04/06/2023	0.750%	3,837,000	3,825,220
Sweden Government International Bond(a)
03/30/2022	0.750%	778,000	781,180
Total			4,606,400
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(a)
09/30/2024	2.125%	1,174,000	1,159,049
Total Foreign Government Obligations (Cost $44,075,339)			41,973,946

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,139,780	1,122,476
01/15/2029	2.500%	1,201,540	1,472,466
Total			2,594,942
Total Inflation-Indexed Bonds (Cost $2,492,187)			2,594,942

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	549,431
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	1,455,000	2,366,165
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,425,943
Total			4,792,108
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	1,400,582
Joint Power Authority 0.1%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,964,014

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	101

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	2,043,695
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,122,808
Total			3,166,503
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	502,806
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	453,283
Series 2010
11/01/2040	7.600%	260,000	432,671
Total			885,954
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,842,798
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014-A
10/01/2114	4.814%	411,000	532,204
Total Municipal Bonds (Cost $13,335,322)			15,636,400

Residential Mortgage-Backed Securities - Agency 29.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	1,242,019	1,404,171
11/01/2027- 03/01/2050	2.500%	11,919,388	12,379,778
12/01/2032- 11/01/2049	4.000%	83,821,440	90,949,302
03/01/2033- 03/01/2050	3.000%	11,661,041	12,332,010
06/01/2035- 04/01/2036	5.500%	104,890	116,675
09/01/2037	6.000%	883,272	1,015,806
02/01/2048- 01/01/2050	3.500%	31,226,434	33,337,873
05/01/2048- 12/01/2048	5.000%	8,792,185	9,584,126
06/01/2048- 04/01/2049	4.500%	21,800,001	23,640,089
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	5,274,625	5,571,502
CMO Series 2127 Class PG
02/15/2029	6.250%	205,220	225,965
CMO Series 2165 Class PE
06/15/2029	6.000%	73,977	84,129
CMO Series 2326 Class ZQ
06/15/2031	6.500%	393,689	444,626
CMO Series 2399 Class TH
01/15/2032	6.500%	184,389	216,687
CMO Series 2517 Class Z
10/15/2032	5.500%	181,113	200,137
CMO Series 2557 Class HL
01/15/2033	5.300%	340,763	392,924
CMO Series 262 Class 35
07/15/2042	3.500%	4,746,835	5,276,931
CMO Series 2752 Class EZ
02/15/2034	5.500%	885,739	1,010,897
CMO Series 2764 Class ZG
03/15/2034	5.500%	582,029	667,992
CMO Series 2953 Class PG
03/15/2035	5.500%	3,153,023	3,649,476
CMO Series 2986 Class CH
06/15/2025	5.000%	322,888	343,470
CMO Series 2989 Class TG
06/15/2025	5.000%	258,595	276,811
CMO Series 299 Class 300
01/15/2043	3.000%	785,852	827,762
CMO Series 2990 Class UZ
06/15/2035	5.750%	1,041,726	1,201,805

102	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3101 Class UZ
01/15/2036	6.000%	314,919	383,249
CMO Series 3123 Class AZ
03/15/2036	6.000%	397,331	459,703
CMO Series 3143 Class BC
02/15/2036	5.500%	393,618	450,115
CMO Series 3164 Class MG
06/15/2036	6.000%	140,580	160,346
CMO Series 3195 Class PD
07/15/2036	6.500%	286,364	331,783
CMO Series 3200 Class AY
08/15/2036	5.500%	269,911	314,165
CMO Series 3213 Class JE
09/15/2036	6.000%	449,126	525,092
CMO Series 3229 Class HE
10/15/2026	5.000%	618,433	665,159
CMO Series 3402 Class NC
12/15/2022	5.000%	85,590	89,024
CMO Series 3423 Class PB
03/15/2038	5.500%	860,889	997,383
CMO Series 3453 Class B
05/15/2038	5.500%	32,347	36,629
CMO Series 3461 Class Z
06/15/2038	6.000%	1,638,930	1,886,998
CMO Series 3501 Class CB
01/15/2039	5.500%	374,321	433,787
CMO Series 3684 Class CY
06/15/2025	4.500%	1,443,163	1,534,290
CMO Series 3704 Class CT
12/15/2036	7.000%	574,366	697,504
CMO Series 3704 Class DT
11/15/2036	7.500%	544,997	667,316
CMO Series 3704 Class ET
12/15/2036	7.500%	395,671	490,942
CMO Series 3707 Class B
08/15/2025	4.500%	1,292,298	1,380,721
CMO Series 3819 Class ZQ
04/15/2036	6.000%	612,721	726,538
CMO Series 3827 Class BM
08/15/2039	5.500%	136,068	139,918
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,259,101
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	2,204,687
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	1,058,062
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4205 Class PA
05/15/2043	1.750%	4,400,571	4,557,628
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,329,114
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	2,222,089
CMO Series 4426 Class QC
07/15/2037	1.750%	1,971,368	2,026,958
CMO Series 4705 Class A
09/15/2042	4.500%	1,620,109	1,704,200
CMO Series 4763 Class CA
09/15/2038	3.000%	462,403	495,603
CMO Series 4767 Class KA
03/15/2048	3.000%	2,150,599	2,295,375
CMO Series 4786 Class DP
07/15/2042	4.500%	854,032	881,151
CMO Series 4796 Class AK
05/15/2048	3.000%	3,851,355	4,012,972
CMO Series 4802 Class A
06/15/2048	3.000%	3,859,800	4,063,134
CMO Series 4838 Class KZ
09/15/2048	4.000%	5,290,958	5,849,897
CMO Series 4874 Class AT
09/15/2048	3.000%	18,958,951	19,902,917
CMO Series 4880 Class DA
05/15/2050	3.000%	2,564,634	2,725,544
CMO Series R006 Class ZA
04/15/2036	6.000%	466,003	556,220
CMO Series R007 Class ZA
05/15/2036	6.000%	890,363	1,057,072
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	169,265	181,686
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.180% 07/01/2036	4.425%	69,419	70,031
12-month USD LIBOR + 1.853% Cap 9.050% 07/01/2040	4.261%	234,515	239,270
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR + 14.483% Cap 14.483% 01/15/2033	13.192%	128,453	175,890
CMO Series 343 Class F4
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 9,999.000% 10/15/2037	2.005%	1,721,651	1,716,715

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	103

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	445,695	496,586
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2040	1.205%	606,832	605,131
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	2.055%	761,119	756,500
CMO Series 4087 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 05/15/2039	1.155%	463,843	463,542
CMO Series 4846 Class PF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 12/15/2048	1.055%	590,532	585,020
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	3.205%	625,312	615,204
Federal Home Loan Mortgage Corp.(l)
CMO Series 3077 Class TO
04/15/2035	0.000%	116,532	112,546
CMO Series 3100 Class
01/15/2036	0.000%	177,832	166,743
CMO Series 3117 Class OG
02/15/2036	0.000%	89,532	84,709
CMO Series 3181 Class OH
07/15/2036	0.000%	356,223	330,847
CMO Series 3316 Class JO
05/15/2037	0.000%	14,469	13,655
CMO Series 3607 Class TO
10/15/2039	0.000%	275,119	254,616
CMO STRIPS Series 197 Class
04/01/2028	0.000%	146,975	141,670
CMO STRIPS Series 310 Class
09/15/2043	0.000%	1,834,787	1,671,604
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR + 6.370% Cap 6.370% 10/15/2037	5.665%	2,296,913	467,338
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 11/15/2037	5.295%	49,242	6,495
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2038	5.345%	116,788	17,828
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/15/2039	5.395%	62,462	8,805
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 12/15/2039	5.545%	298,549	57,395
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	5.295%	525,221	88,657
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	5.295%	630,541	105,072
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR + 7.700% Cap 7.700% 08/15/2036	6.995%	356,956	87,709
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class CU
11/15/2021	6.982%	19,455	19,799
CMO Series 3688 Class GT
11/15/2046	7.356%	391,306	477,619
CMO Series 4272 Class W
04/15/2040	5.656%	2,060,553	2,338,646
Federal Home Loan Mortgage Corp.(g)
CMO Series 3714 Class IP
08/15/2040	5.000%	567,621	67,894
CMO Series 3800 Class AI
11/15/2029	4.000%	269,185	4,499
Federal Home Loan Mortgage Corp.(c),(g)
CMO Series 3802 Class LS
01/15/2040	2.335%	698,573	37,268

104	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
05/01/2022	7.500%	9,566	9,638
01/01/2023- 11/01/2048	6.000%	835,217	929,357
02/01/2024- 10/01/2038	6.500%	2,325,196	2,702,553
11/01/2028- 08/01/2031	2.500%	12,465,265	12,964,812
05/01/2033- 03/01/2050	3.500%	67,955,991	72,550,643
07/01/2033- 01/01/2059	4.000%	219,198,941	238,425,895
11/01/2033- 06/01/2049	5.500%	7,779,439	8,767,282
05/01/2034- 01/01/2059	4.500%	57,345,266	63,057,580
12/01/2034- 02/01/2050	3.000%	13,317,482	14,083,641
01/01/2036- 11/01/2049	5.000%	66,172,858	73,502,510
11/01/2037- 01/01/2039	7.000%	611,315	742,020
CMO Series 1999-7 Class AB
03/25/2029	6.000%	155,851	176,839
CMO Series 2001-60 Class PX
11/25/2031	6.000%	224,705	260,555
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	759,603	862,246
CMO Series 2002-78 Class Z
12/25/2032	5.500%	271,919	314,794
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	2,850,489	3,258,540
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	1,139,787	1,298,476
CMO Series 2004-65 Class LT
08/25/2024	4.500%	141,196	148,620
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	2,327,073	2,665,108
CMO Series 2005-121 Class DX
01/25/2026	5.500%	335,621	361,480
CMO Series 2006-105 Class ME
11/25/2036	5.500%	729,862	848,148
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	928,773	1,069,173
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	221,773	251,314
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	205,372	234,587
CMO Series 2007-116 Class PB
08/25/2035	5.500%	223,446	260,871
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	311,084	350,646
CMO Series 2007-42 Class B
05/25/2037	6.000%	226,790	263,575
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	500,723	582,128
CMO Series 2008-80 Class GP
09/25/2038	6.250%	32,206	37,218
CMO Series 2009-59 Class HB
08/25/2039	5.000%	465,432	528,479
CMO Series 2009-60 Class HT
08/25/2039	6.000%	466,674	550,771
CMO Series 2009-79 Class UA
03/25/2038	7.000%	42,847	49,440
CMO Series 2009-W1 Class A
12/25/2049	6.000%	1,001,312	1,155,261
CMO Series 2010-111 Class AM
10/25/2040	5.500%	1,892,869	2,249,481
CMO Series 2010-148 Class MA
02/25/2039	4.000%	60,469	61,382
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,200,000	1,430,187
CMO Series 2010-83 Class DN
12/25/2020	4.500%	95,571	96,093
CMO Series 2011-118 Class MT
11/25/2041	7.000%	724,676	880,345
CMO Series 2011-118 Class NT
11/25/2041	7.000%	813,000	969,158
CMO Series 2011-31 Class DB
04/25/2031	3.500%	3,370,705	3,628,041
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	339,364	393,562
CMO Series 2011-44 Class EB
05/25/2026	3.000%	1,968,030	2,044,657
CMO Series 2011-46 Class B
05/25/2026	3.000%	4,227,165	4,396,962
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	1,626,810	1,886,779
CMO Series 2012-151 Class NX
01/25/2043	1.500%	1,588,727	1,629,063
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	3,348,943
CMO Series 2013-100 Class WB
10/25/2033	3.000%	3,000,000	3,288,371
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	3,278,040

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	105

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,575,000	2,839,238
CMO Series 2013-30 Class CA
04/25/2043	1.500%	469,517	476,807
CMO Series 2013-43 Class BP
05/25/2043	1.750%	5,856,326	6,069,908
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	1,072,315
CMO Series 2013-81 Class TA
02/25/2043	3.000%	2,500,000	2,582,795
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,739,361
CMO Series 2014-73 Class MA
11/25/2044	2.500%	1,292,902	1,371,855
CMO Series 2015-84 Class PA
08/25/2033	1.700%	4,771,139	4,918,724
CMO Series 2016-48 Class MA
06/25/2038	2.000%	6,337,401	6,524,904
CMO Series 2016-57 Class PC
06/25/2046	1.750%	9,103,986	9,383,769
CMO Series 2017-13 Class PA
08/25/2046	3.000%	65,038	69,699
CMO Series 2017-42 Class H
11/25/2043	3.000%	1,245,213	1,304,432
CMO Series 2018-14 Class KC
03/25/2048	3.000%	138,212	147,312
CMO Series 2018-15 Class AB
03/25/2048	3.000%	74,871	80,161
CMO Series 2018-43 Class CT
06/25/2048	3.000%	3,845,038	4,027,030
CMO Series 2018-45 Class GA
06/25/2048	3.000%	625,277	652,948
CMO Series 2018-8 Class KL
03/25/2047	2.500%	1,864,608	1,946,446
CMO Series 2019-25 Class PA
05/25/2048	3.000%	2,369,136	2,521,047
CMO Series 2019-35 Class A
07/25/2049	3.000%	1,543,478	1,622,011
CMO Series 2019-35 Class MB
07/25/2049	3.000%	2,140,617	2,287,251
CMO Series 2019-8 Class GA
03/25/2049	3.000%	8,911,006	9,330,775
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	5,600,000	5,896,227
CMO Series G94-8 Class K
07/17/2024	8.000%	108,804	120,292
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	342,647	381,946
Series 2012-M5 Class A2
02/25/2022	2.715%	1,368,988	1,397,023
Series 2013-M9 Class A2
01/25/2023	2.389%	1,707,965	1,754,980
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% Floor 2.500%, Cap 11.256% 03/01/2036	4.463%	263,258	273,935
12-month USD LIBOR + 1.581% Floor 1.581%, Cap 7.617% 05/01/2045	2.617%	1,226,341	1,246,674
12-month USD LIBOR + 1.578% Floor 1.578%, Cap 7.751% 06/01/2045	2.751%	1,545,595	1,554,145
12-month USD LIBOR + 1.587% Floor 1.587%, Cap 7.612% 11/01/2045	2.612%	499,737	510,241
12-month USD LIBOR + 1.586% Floor 1.586%, Cap 7.661% 01/01/2046	2.662%	5,594,304	5,687,695
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.095% 03/01/2047	3.095%	82,483	85,012
12-month USD LIBOR + 1.598% Floor 1.605%, Cap 7.966% 08/01/2047	2.966%	838,275	862,130
CMO Series 2003-130 Class CS
-2.0 x 1-month USD LIBOR + 14.100% Cap 14.100% 12/25/2033	12.207%	8,585	8,892
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	1.347%	184,194	182,946
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR + 24.200% Cap 24.200% 09/25/2035	20.414%	64,001	102,768
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	1.167%	384,105	382,630
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% Floor 0.250% 06/27/2036	1.197%	229,904	207,097

106	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR + 11.588% Cap 11.588% 04/25/2040	9.458%	66,585	83,412
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR + 17.667% Cap 17.667% 04/25/2040	14.511%	417,213	583,391
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR + 12.660% Cap 12.660% 03/25/2040	10.767%	350,878	438,022
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 6.500% 08/25/2041	1.497%	194,164	194,988
Federal National Mortgage Association(b),(g)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR + 8.500% Cap 8.500% 02/25/2024	7.553%	42,010	4,879
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2036	5.703%	180,836	32,605
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 06/25/2036	5.653%	914,949	175,177
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR + 6.520% Cap 6.520% 07/25/2036	5.573%	340,002	56,172
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	5.753%	940,019	203,617
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/25/2026	5.703%	420,726	43,768
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 12/25/2037	5.403%	534,614	91,396
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 07/25/2037	5.673%	160,520	24,307
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 07/25/2037	5.453%	859,360	170,054
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 07/25/2037	5.583%	296,723	43,465
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 01/25/2040	5.303%	287,130	60,819
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 03/25/2039	5.703%	93,693	13,313
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2039	5.053%	576,843	75,479
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR + 6.750% Cap 6.750% 09/25/2039	5.803%	395,150	68,579
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR + 4.440% Cap 4.440% 11/25/2040	3.493%	1,301,842	147,900
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 01/25/2041	5.583%	1,720,819	369,085

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	107

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR + 6.420% Cap 6.420% 04/25/2040	5.473%	172,028	26,966
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 05/25/2040	5.453%	145,609	28,041
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 07/25/2040	4.053%	977,898	133,680
Federal National Mortgage Association(c)
CMO Series 2003-W16 Class AF5
11/25/2033	4.540%	514,357	576,811
CMO Series 2010-61 Class WA
06/25/2040	5.987%	133,901	155,587
CMO Series 2011-2 Class WA
02/25/2051	5.857%	139,111	159,136
CMO Series 2011-43 Class WA
05/25/2051	5.894%	237,484	278,509
Federal National Mortgage Association(l)
CMO Series 2006-113 Class
07/25/2036	0.000%	18,424	18,284
CMO Series 2006-15 Class OP
03/25/2036	0.000%	158,178	148,550
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	256,369	232,536
CMO Series 2009-86 Class BO
03/25/2037	0.000%	77,051	72,827
CMO Series 2013-101 Class DO
10/25/2043	0.000%	1,989,809	1,837,710
CMO Series 2013-128 Class
12/25/2043	0.000%	1,415,568	1,236,716
CMO Series 2013-92 Class
09/25/2043	0.000%	1,445,550	1,326,770
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	92,006	90,098
Federal National Mortgage Association(g)
CMO Series 2009-71 Class BI
08/25/2024	4.500%	10,001	84
CMO Series 2009-86 Class IP
10/25/2039	5.500%	122,727	22,234
CMO Series 2010-155 Class KI
01/25/2021	3.000%	74,983	608
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c),(g)
CMO Series 2011-30 Class LS
04/25/2041	2.167%	514,674	31,814
Government National Mortgage Association
09/20/2038	7.000%	78,171	94,830
08/20/2039	6.000%	334,961	378,798
05/20/2045- 02/20/2050	4.000%	44,858,204	48,361,749
08/15/2047- 02/20/2050	4.500%	32,187,960	35,087,943
01/20/2048- 03/20/2050	3.500%	37,484,328	40,363,738
03/20/2048- 09/20/2049	5.000%	24,204,132	26,025,902
02/20/2050- 03/20/2050	3.000%	9,476,778	10,055,158
04/20/2063	4.381%	851,766	856,949
05/20/2063	4.345%	1,032,252	1,039,031
05/20/2063	4.358%	971,621	975,649
06/20/2063	4.265%	1,896,654	1,908,798
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	580,536	668,848
CMO Series 2005-26 Class XY
03/20/2035	5.500%	555,607	639,305
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	694,029	784,162
CMO Series 2006-17 Class JN
04/20/2036	6.000%	254,440	294,699
CMO Series 2006-33 Class NA
01/20/2036	5.000%	67,754	68,869
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	849,553	983,053
CMO Series 2006-69 Class MB
12/20/2036	5.500%	968,913	1,106,056
CMO Series 2008-23 Class PH
03/20/2038	5.000%	817,450	900,321
CMO Series 2009-104 Class AB
08/16/2039	7.000%	814,203	920,329
CMO Series 2010-130 Class CP
10/16/2040	7.000%	450,031	545,621
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	792,817	791,574
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	464,583	463,596
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	1,059,545	1,057,346
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	1,721,065	1,720,545

108	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	1,864,932	1,938,514
CMO Series 2019-132 Class NA
09/20/2049	3.500%	3,157,639	3,259,666
CMO Series 2019-31 Class JC
03/20/2049	3.500%	1,860,408	1,961,865
Government National Mortgage Association(b),(g)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2035	5.327%	754,462	150,477
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR + 6.680% Cap 6.680% 07/20/2037	5.907%	542,364	105,739
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2038	5.377%	512,619	84,033
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/20/2038	5.127%	611,033	117,149
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR + 7.300% Cap 7.300% 12/20/2038	6.527%	519,765	112,429
CMO Series 2009-102 Class SM
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 06/16/2039	5.695%	60,045	1,078
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2038	5.227%	863,587	134,672
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/16/2039	5.395%	379,036	54,689
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/16/2039	5.345%	242,454	35,149
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/16/2039	5.545%	647,840	130,786
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR + 6.090% Cap 6.090% 09/20/2039	5.317%	826,406	167,992
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 06/20/2037	5.927%	994,367	168,871
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 05/20/2041	5.827%	494,346	90,023
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR + 23.275% Cap 23.275% 04/20/2037	20.570%	88,664	136,216
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.500% 12/20/2061	2.212%	1,409,607	1,397,345
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	2.362%	27,477	27,339
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	2.312%	24,518	24,372
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% Floor 0.550% 07/20/2062	2.212%	26,956	26,843
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% Floor 0.580% 09/20/2062	2.242%	93,371	93,176
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% Floor 0.515%, Cap 11.500% 10/20/2062	2.177%	1,381,950	1,369,731

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	109

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 01/20/2063	2.162%	23,817	23,657
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	2.062%	124,510	123,608
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 10.500% 03/20/2063	2.132%	1,542,174	1,525,490
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% Floor 0.410%, Cap 11.000% 03/20/2063	2.072%	1,083,552	1,069,244
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 04/20/2063	2.142%	1,878,378	1,859,751
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 04/20/2063	2.162%	2,319,839	2,282,275
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% Floor 0.750% 09/20/2063	2.412%	3,500,326	3,485,535
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% Floor 0.700% 09/20/2063	2.362%	3,408,103	3,388,870
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 09/20/2065	2.182%	1,472,342	1,447,051
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 10/20/2065	2.182%	772,623	758,890
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 11/20/2065	2.262%	6,188,578	6,095,511
Government National Mortgage Association(l)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	90,301	84,459
CMO Series 2010-14 Class AO
12/20/2032	0.000%	30,365	30,207
CMO Series 2010-157 Class OP
12/20/2040	0.000%	603,650	571,061
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	661,226	152,121
Government National Mortgage Association(c)
CMO Series 2010-H17 Class XQ
07/20/2060	5.300%	93,178	98,034
CMO Series 2011-137 Class WA
07/20/2040	5.565%	867,534	1,021,893
CMO Series 2012-141 Class WC
01/20/2042	3.692%	653,282	724,256
CMO Series 2013-54 Class WA
11/20/2042	4.783%	1,457,069	1,656,660
CMO Series 2013-75 Class WA
06/20/2040	5.148%	448,961	515,163
Government National Mortgage Association(c),(f)
CMO Series 2020-1 Class A
08/20/2044	4.770%	6,200,000	7,006,000
Government National Mortgage Association(b),(d),(f)
CMO Series 2020-H05 Class FK
1-month USD LIBOR + 0.610% Floor 0.610% 03/20/2070	2.260%	5,585,000	5,585,000
Government National Mortgage Association TBA(j)
04/20/2047	2.500%	15,400,000	16,094,203
06/20/2049- 04/21/2050	3.000%	16,700,000	17,648,317
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	3,467,499	3,845,805
Uniform Mortgage-Backed Security TBA(j)
05/16/2028- 04/20/2035	2.000%	37,400,000	38,387,332
05/13/2043- 04/15/2050	2.500%	18,700,000	19,369,878
06/13/2049- 04/15/2050	3.000%	37,200,000	38,987,945
04/15/2050	3.500%	18,800,000	19,868,245
Total Residential Mortgage-Backed Securities - Agency (Cost $1,255,110,011)			1,293,303,877

Residential Mortgage-Backed Securities - Non-Agency 2.5%

Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	829,544	813,531
Asset-Backed Funding Certificates Trust(c)
CMO Series 2005-AG1 Class A4
01/25/2034	5.010%	149,560	149,063
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	65,938	68,456

110	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	4.399%	45,558	42,145
CMO Series 2003-7 Class 6A
10/25/2033	4.150%	196,866	180,261
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class 1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 07/25/2034	1.587%	86,430	85,740
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% Floor 0.900%, Cap 11.000% 12/25/2033	1.847%	257,186	207,090
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-1 Class A1
10/26/2048	3.613%	615,339	581,905
CMO Series 2019-2 Class A1
07/25/2049	2.880%	1,690,384	1,550,774
CMO Series 2019-3 Class A1
11/25/2059	2.724%	1,964,939	1,840,326
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	4.363%	359,106	328,772
CMO Series 2007-A1 Class 2A1
02/25/2037	4.683%	121,138	109,875
CMO Series 2007-A1 Class 7A1
02/25/2037	4.548%	80,656	72,417
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	75,495	72,002
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	171,030	174,127
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	4.314%	214,814	203,472
COLT Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A1
03/25/2049	3.705%	675,347	652,056
CMO Series 2019-2 Class A1
05/25/2049	3.337%	1,306,553	1,246,048
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	196,294	187,949
CMO Series 2004-3 Class A26
04/25/2034	5.500%	102,677	98,302
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	221,316	213,136
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	78,582	79,974
CMO Series 2004-5 Class 3A1
09/25/2034	5.250%	27,288	24,892
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	145,307	147,898
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	150,591	147,462
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	184,459	177,622
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2010-17R Class 1A1
06/26/2036	4.020%	7,847	7,806
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.421%	3,152,000	3,021,731
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	2,518,569	2,352,300
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	634,895	649,978
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.000% 09/25/2035	1.297%	653,861	516,553
GSMPS Mortgage Loan Trust(a),(c),(g)
CMO Series 2005-RP3 Class 1AS
09/25/2035	2.834%	506,742	69,724
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	193,139	196,850
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 5.500% 06/25/2035	1.447%	12,651	11,339
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	4.093%	755,889	706,073
Headlands Residential(a)
CMO Series 2018-RPL1 Class A
06/25/2023	4.250%	3,125,000	3,108,713
Headlands Residential LLC(a),(c)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	2,690,000	2,562,443

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	111

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	3,600,000	3,076,200
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 10.250% 05/25/2035	1.547%	188,955	150,530
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	4.879%	105,723	104,183
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 05/25/2036	1.297%	107,138	86,543
CMO Series 2006-2 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 08/25/2036	1.297%	89,007	86,098
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	4.115%	234,622	217,292
CMO Series 2007-A1 Class 5A5
07/25/2035	3.983%	200,349	182,468
LHOME Mortgage Trust(a)
CMO Series 2019-RTL3 Class A1
07/25/2024	3.868%	3,640,000	3,194,152
CMO Series 2020-RTL1 Class A1
10/25/2024	3.228%	5,550,000	4,817,363
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	4.562%	136,196	126,677
CMO Series 2004-13 Class 3A7
11/21/2034	4.684%	254,412	240,034
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	42,189	41,316
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	147,338	143,932
CMO Series 2004-2 Class A2
08/25/2032	6.500%	232,057	228,262
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% Floor 0.780%, Cap 11.750% 03/25/2028	1.727%	101,045	89,304
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% Floor 0.620%, Cap 11.750% 10/25/2028	1.567%	343,460	315,218
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% Floor 0.460%, Cap 11.750% 04/25/2029	1.407%	278,549	244,629
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.750% 01/25/2030	2.524%	76,922	68,582
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	3.637%	198,725	181,057
CMO Series 2004-A4 Class A2
08/25/2034	4.322%	231,523	217,898
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.616%	225,898	230,003
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	138,046	126,788
NCUA Guaranteed Notes(b)
CMO Series 2010-R3 Class 1A
1-month USD LIBOR + 0.560% Floor 0.560%, Cap 8.000% 12/08/2020	1.576%	455,957	454,979
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/2020	2.400%	24,554	24,620
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM2 Class A1
04/25/2049	3.600%	849,824	838,463
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	1,342,434	1,282,395
Oportun Funding VII LLC(a)
CMO Series 2017-B Class A
10/10/2023	3.220%	736,000	713,203
Prime Mortgage Trust
CMO Series 2004-2 Class A2
11/25/2034	4.750%	14,676	14,957
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	4,389,049	3,858,401
RALI Trust
CMO Series 2004-QS3 Class CB
03/25/2020	5.000%	1,065	1,008

112	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	177,328	180,437
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	244,927	244,369
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	4.092%	295,944	265,693
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,677,473
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	3,211,524	3,352,864
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	5,591,907	5,871,488
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% Floor 0.760%, Cap 12.500% 04/20/2033	1.533%	583,256	528,544
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 01/20/2034	1.413%	516,998	465,428
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.500% 12/20/2034	1.373%	519,707	453,016
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% Floor 0.320%, Cap 11.500% 01/20/2035	2.225%	212,325	176,623
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class A1
09/25/2059	2.703%	1,521,891	1,479,563
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A1
08/25/2049	2.610%	1,504,816	1,450,682
CMO Series 2020-1 Class A1
02/25/2050	2.275%	3,150,095	3,018,317
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	3.798%	101,689	94,726
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.660%, Cap 11.000% 10/19/2034	1.410%	348,690	312,439
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 11.000% 07/19/2035	1.250%	183,775	162,174
Structured Asset Securities Corp.(c)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	340,969	351,216
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	3.827%	349,408	319,797
CMO Series 2003-40A Class 3A2
01/25/2034	3.832%	200,886	188,662
CMO Series 2004-6XS Class A5A
03/25/2034	6.030%	148,126	146,461
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	6.050%	177,751	175,751
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	3.510%	166,677	151,970
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	2,494,000	2,243,378
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	4,600,000	3,777,230
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	199,488	232,990
Vericrest Opportunity Loan Transferee LXIV LLC(a)
Series 2017-NP11 Class A1
10/25/2047	3.375%	1,139,854	1,038,046
Vericrest Opportunity Loan Transferee LXXXIII LLC(a),(c)
CMO Series 2019-NPL9 Class A1A
11/26/2049	3.327%	2,737,855	2,422,053
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(c)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	2,451,778	2,212,604
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(c)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	3,139,097	2,777,164
Vericrest Opportunity Loan Trust(a),(c)
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	2,509,096	2,232,558
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	5,808,189	5,164,615
Vericrest Opportunity Loan Trust LXXXVIII LLC(a),(c)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	3,949,824	3,447,928

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	113

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(c)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	680,152	660,055
CMO Series 2019-2 Class A1
04/25/2059	3.211%	2,939,387	2,850,546
CMO Series 2019-3 Class A1
07/25/2059	2.784%	2,962,197	2,904,339
CMO Series 2019-4 Class A1
11/25/2059	2.642%	4,179,012	4,029,623
CMO Series 2019-INV1 Class A1
12/25/2059	3.402%	1,198,844	1,170,419
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	1,500,965	1,455,491
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	919,556	887,330
CMO Series 2020-1 Class A1
01/25/2060	2.417%	4,189,461	4,029,538
Visio Trust(a),(c)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	761,830	756,647
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	4.110%	343,970	301,421
CMO Series 2003-AR5 Class A7
06/25/2033	4.645%	122,123	110,086
CMO Series 2003-AR6 Class A1
06/25/2033	4.678%	145,783	135,676
CMO Series 2003-AR7 Class A7
08/25/2033	4.434%	184,121	167,322
CMO Series 2004-AR3 Class A2
06/25/2034	4.374%	107,781	96,557
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	52,243	50,674
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	4.582%	305,744	304,950
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $118,271,664)			110,542,293

U.S. Government & Agency Obligations 1.1%

Federal Home Loan Banks
10/24/2029	4.000%	1,600,000	2,036,450
Federal National Mortgage Association(h)
STRIPS
05/15/2030	0.000%	3,750,000	3,169,576
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Israel Government AID Bond(h)
11/01/2024	0.000%	10,385,000	9,907,486
11/15/2026	0.000%	1,500,000	1,368,353
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,468,232
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,563,649
Residual Funding Corp.(h)
STRIPS
10/15/2020	0.000%	7,500,000	7,468,792
Resolution Funding Corp.(h)
01/15/2026	0.000%	358,000	334,271
10/15/2027	0.000%	470,000	425,674
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	7,361,724
09/15/2060	4.625%	835,000	1,350,789
09/15/2065	4.250%	1,423,000	2,209,009
Tennessee Valley Authority(h)
STRIPS
11/01/2025	0.000%	8,500,000	7,873,342
06/15/2035	0.000%	750,000	558,530
Total U.S. Government & Agency Obligations (Cost $41,754,850)			47,095,877

U.S. Treasury Obligations 21.3%

U.S. Treasury
08/31/2020	1.375%	20,000,000	20,100,781
10/31/2020	2.875%	1,000,000	1,015,625
11/15/2020	2.625%	2,900,000	2,942,367
02/15/2021	3.625%	6,600,000	6,795,680
02/28/2021	1.125%	2,500,000	2,521,387
05/15/2021	2.625%	3,975,100	4,083,949
05/15/2021	3.125%	7,000,000	7,227,227
05/31/2021	2.000%	2,000,000	2,042,031
09/30/2021	1.125%	5,620,000	5,692,665
10/31/2021	1.250%	7,000,000	7,108,555
10/31/2021	2.000%	1,500,000	1,540,781
11/30/2021	1.875%	4,500,000	4,620,234
01/15/2022	2.500%	1,000,000	1,039,961
02/28/2022	1.125%	1,379,000	1,402,702
02/28/2022	1.750%	11,000,000	11,307,656
03/31/2022	0.375%	31,205,000	31,297,640
07/15/2022	1.750%	46,000,000	47,548,906
08/31/2022	1.625%	6,000,000	6,191,250
09/30/2022	1.750%	5,000,000	5,180,469
03/15/2023	0.500%	11,948,000	12,023,608
05/15/2023	1.750%	5,474,000	5,712,632
06/30/2023	1.375%	4,000,000	4,133,125
08/15/2023	2.500%	7,350,000	7,881,727
10/31/2023	1.625%	8,000,000	8,363,750
01/31/2024	2.500%	17,796,000	19,248,877
02/29/2024	2.125%	5,136,000	5,486,693
05/15/2024	2.500%	640,000	695,800

114	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/30/2024	2.000%	565,000	603,491
08/31/2024	1.875%	742,000	790,056
11/15/2024	2.250%	837,000	907,949
12/31/2024	1.750%	57,042,700	60,710,368
03/31/2025	0.500%	16,340,000	16,440,849
04/30/2025	2.875%	525,000	589,518
05/31/2025	2.875%	20,336,000	22,865,290
11/15/2025	2.250%	1,283,000	1,407,892
11/30/2025	2.875%	282,000	319,695
05/15/2026	1.625%	395,000	420,922
08/15/2026	1.500%	284,000	300,752
09/30/2026	1.625%	6,590,000	7,043,062
11/15/2026	2.000%	1,085,000	1,186,719
12/31/2026	1.750%	3,697,800	3,990,735
02/15/2027	2.250%	502,000	559,181
03/31/2027	0.625%	20,281,000	20,376,067
08/15/2029	1.625%	60,000	65,053
02/15/2030	1.500%	22,700,000	24,316,311
11/15/2041	3.125%	4,640,000	6,274,150
08/15/2042	2.750%	7,881,000	10,070,440
11/15/2042	2.750%	8,191,000	10,484,480
02/15/2043	3.125%	2,000,000	2,711,250
11/15/2043	3.750%	7,932,000	11,824,877
02/15/2044	3.625%	16,518,000	24,235,003
05/15/2044	3.375%	5,000,000	7,112,500
08/15/2044	3.125%	13,286,000	18,226,731
11/15/2044	3.000%	25,624,000	34,508,321
02/15/2045	2.500%	16,572,000	20,497,493
08/15/2045	2.875%	20,600,000	27,398,000
05/15/2046	2.500%	15,339,000	19,121,022
08/15/2046	2.250%	25,894,000	30,874,549
08/15/2049	2.250%	3,970,000	4,802,459
11/15/2049	2.375%	55,347,000	68,811,887
02/15/2050	2.000%	18,371,000	21,281,655
U.S. Treasury(h)
STRIPS
02/15/2021	0.000%	30,520,000	30,471,120
05/15/2021	0.000%	18,630,000	18,604,529
08/15/2021	0.000%	11,045,000	11,012,642
11/15/2021	0.000%	6,245,000	6,220,118
02/15/2022	0.000%	8,790,000	8,746,737
05/15/2022	0.000%	9,005,000	8,956,106
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2022	0.000%	1,700,000	1,687,582
11/15/2022	0.000%	3,750,000	3,717,773
02/15/2023	0.000%	20,665,000	20,453,507
05/15/2023	0.000%	8,680,000	8,579,637
08/15/2023	0.000%	7,320,000	7,232,503
11/15/2023	0.000%	5,449,000	5,367,904
02/15/2024	0.000%	2,201,000	2,163,600
08/15/2024	0.000%	1,000,000	979,805
11/15/2024	0.000%	4,500,000	4,398,574
02/15/2025	0.000%	1,000,000	976,250
05/15/2025	0.000%	2,500,000	2,428,418
02/15/2026	0.000%	5,500,000	5,312,871
11/15/2030	0.000%	7,415,000	6,739,829
02/15/2031	0.000%	4,185,000	3,781,867
11/15/2031	0.000%	6,640,000	5,901,819
02/15/2032	0.000%	6,875,000	6,116,870
08/15/2032	0.000%	1,500,000	1,323,281
08/15/2033	0.000%	4,000,000	3,470,156
11/15/2033	0.000%	7,400,000	6,393,195
02/15/2034	0.000%	4,400,000	3,784,344
05/15/2034	0.000%	2,400,000	2,061,188
11/15/2034	0.000%	1,850,000	1,568,020
02/15/2035	0.000%	4,210,000	3,551,365
02/15/2041	0.000%	15,000,000	11,325,586
11/15/2041	0.000%	13,100,000	9,735,449
08/15/2042	0.000%	10,000,000	7,271,875
Total U.S. Treasury Obligations (Cost $848,701,177)			934,669,325

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(m),(n)	201,047,075	200,946,552
Total Money Market Funds (Cost $200,993,421)		200,946,552
Total Investments in Securities (Cost: $4,397,899,331)		4,523,297,525
Other Assets & Liabilities, Net		(137,483,666)
Net Assets		4,385,813,859

At March 31, 2020, securities and/or cash totaling $550,000 were pledged as collateral.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $660,057,247, which represents 15.05% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2020, the total value of these securities amounted to $15,456,293, which represents 0.35% of total net assets.
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	115

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2020, the total value of these securities amounted to $17,041, which represents less than 0.01% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Zero coupon bond.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(j)	Represents a security purchased on a when-issued basis.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(m)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	122,317,749	1,261,614,151	(1,182,884,825)	201,047,075	730	(44,507)	807,291	200,946,552
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
116	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund (formerly CTIVP® – AQR International Core Equity Fund), March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.6%
Issuer	Shares	Value ($)
Australia 5.4%
Aurizon Holdings Ltd.	5,784,214	14,990,209
Australia & New Zealand Banking Group Ltd.	155,528	1,631,084
BHP Group Ltd.	548,813	9,956,185
BlueScope Steel Ltd.	2,283,866	11,957,230
Brambles Ltd.	824,296	5,328,039
CIMIC Group Ltd.	279,740	3,962,038
Coca-Cola Amatil Ltd.	161,604	872,221
CSL Ltd.	28,874	5,234,037
Dexus Property Group	315,714	1,749,560
Fortescue Metals Group Ltd.	3,405,294	20,868,412
Goodman Group	233,344	1,710,334
GPT Group (The)	224,713	499,235
LendLease Group	268,581	1,683,947
Mirvac Group	6,290,752	7,992,366
Newcrest Mining Ltd.	859,284	11,800,308
Rio Tinto Ltd.	68,654	3,537,018
Scentre Group	745,361	713,926
South32 Ltd.	9,366,922	10,340,234
Stockland	403,495	620,460
Treasury Wine Estates Ltd.	493,559	3,064,294
Vicinity Centres	656,722	410,805
Washington H Soul Pattinson & Co., Ltd.	73,158	755,971
Total		119,677,913
Belgium 0.5%
Ageas	195,385	8,142,082
KBC Group NV	46,342	2,102,776
UCB SA	10,698	915,344
Total		11,160,202
Denmark 3.0%
Carlsberg A/S, Class B	13,752	1,548,198
Danske Bank A/S	198,827	2,212,826
Genmab A/S(a)	3,400	682,954
H Lundbeck A/S	232,042	6,813,303
Novo Nordisk A/S, Class B	697,544	41,654,602
Pandora A/S	431,580	13,867,151
Total		66,779,034
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 1.4%
Fortum OYJ	846,561	12,314,953
KONE OYJ, Class B	76,151	4,264,510
Nokia OYJ	2,140,423	6,592,201
Orion Oyj, Class B	170,883	6,954,299
Total		30,125,963
France 9.6%
AtoS	228,501	15,223,938
AXA SA	33,313	564,054
BNP Paribas SA	250,393	7,310,279
Bouygues SA	129,823	3,767,616
Capgemini SE	156,795	13,102,155
Carrefour SA	115,270	1,827,522
Cie de Saint-Gobain	428,787	10,288,926
CNP Assurances	134,341	1,300,766
Credit Agricole SA	190,766	1,349,840
Dassault Aviation SA	1,494	1,226,856
Dassault Systemes	46,776	6,828,877
Eiffage SA	57,180	4,058,839
Electricite de France SA	966,327	7,556,204
Engie SA	1,414,118	14,481,209
Eutelsat	105,845	1,100,277
Gecina SA	7,424	976,922
Ingenico Group SA	25,837	2,700,726
Ipsen SA	43,183	2,213,552
Natixis SA	1,686,408	5,369,925
Orange SA	564,824	6,838,581
Peugeot SA	1,808,897	23,550,528
Publicis Groupe SA	233,296	6,667,346
Sanofi	235,921	20,424,830
Sartorius Stedim Biotech	5,629	1,123,290
Schneider Electric SE	260,383	22,008,320
Societe Generale SA	182,453	2,988,971
STMicroelectronics NV	732,358	15,743,202
Unibail-Rodamco-Westfield	30,682	1,758,891
VINCI SA	95,311	7,787,795
Total		210,140,237
Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2020	117

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Core Equity Fund (formerly CTIVP® – AQR International Core Equity Fund), March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 7.5%
Adidas AG	62,254	13,822,085
Allianz SE, Registered Shares	43,860	7,469,247
Bayer AG, Registered Shares	600,838	34,427,099
Brenntag AG	26,393	958,914
Covestro AG	47,436	1,439,595
Deutsche Boerse AG	32,456	4,458,936
Deutsche Wohnen SE	59,493	2,254,707
Fresenius Medical Care AG & Co. KGaA	410,613	26,803,159
Fresenius SE & Co. KGaA	70,575	2,627,696
HeidelbergCement AG	75,411	3,221,789
Hochtief AG	62,357	4,094,337
Infineon Technologies AG	566,534	8,178,346
KION Group AG	163,249	7,025,897
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	42,276	8,500,450
RWE AG	214,127	5,599,763
SAP SE	142,733	15,935,841
Siemens AG, Registered Shares	150,429	12,596,184
Siemens Healthineers AG	26,701	1,032,168
TUI AG	134,729	589,717
Vonovia SE	81,628	4,060,463
Total		165,096,393
Hong Kong 4.3%
CK Asset Holdings Ltd.	4,428,000	24,024,951
CK Hutchison Holdings Ltd.	739,500	4,928,885
CLP Holdings Ltd.	757,500	6,938,705
Henderson Land Development Co., Ltd.	1,926,900	7,293,090
HKT Trust & HKT Ltd.	2,418,000	3,288,596
Hong Kong Exchanges and Clearing Ltd.	198,500	5,946,923
Kerry Properties Ltd.	1,799,500	4,705,685
Link REIT (The)	152,500	1,285,343
New World Development Co., Ltd.	2,638,000	2,812,837
Power Assets Holdings Ltd.	131,000	777,124
Sino Land Co., Ltd.	623,336	784,505
Sun Hung Kai Properties Ltd.	585,000	7,648,312
Swire Properties Ltd.	293,200	819,126
WH Group Ltd.	21,873,500	20,189,437
Common Stocks (continued)
Issuer	Shares	Value ($)
Yue Yuen Industrial Holdings Ltd.	1,218,500	1,861,991
Total		93,305,510
Isle of Man 0.0%
GVC Holdings PLC	76,187	527,727
Italy 2.4%
Assicurazioni Generali SpA	811,133	10,986,626
Enel SpA	403,715	2,784,763
ENI SpA	247,194	2,456,483
Fiat Chrysler Automobiles NV	253,304	1,808,272
Intesa Sanpaolo SpA	12,161,984	19,678,825
Leonardo-Finmeccanica SpA	1,122,132	7,418,600
Mediobanca Banca di Credito Finanziario SpA	92,866	506,415
Poste Italiane SpA	629,677	5,299,888
UniCredit SpA	101,000	781,395
Total		51,721,267
Japan 23.9%
Advantest Corp.	22,000	876,259
Alfresa Holdings Corp.	248,000	4,615,662
Alps Electric Co., Ltd.	337,000	3,247,210
Amada Holdings Co., Ltd.	251,200	1,968,885
Aozora Bank Ltd.	131,400	2,507,664
Astellas Pharma, Inc.	2,295,400	35,366,050
Brother Industries Ltd.	467,500	7,080,982
Calbee, Inc.	35,200	949,938
Chubu Electric Power Co., Inc.	64,400	908,889
Dai-ichi Life Holdings, Inc.	251,100	2,981,846
Dainippon Sumitomo Pharma Co., Ltd.	99,300	1,289,052
Daiwa House Industry Co., Ltd.	96,000	2,371,903
Fuji Electric Co., Ltd.	100,200	2,246,718
FUJIFILM Holdings Corp.	289,200	14,251,649
Fujitsu Ltd.	229,200	20,643,749
Hitachi High-Tech Corp.	154,700	11,428,005
Hitachi Ltd.	642,300	18,450,973
Hoya Corp.	119,100	10,127,255
ITOCHU Corp.	395,200	8,178,513
Japan Airlines Co., Ltd.	932,900	17,144,320
JTEKT Corp.	111,200	751,042
Kajima Corp.	138,300	1,413,637

118	Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2020

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Core Equity Fund (formerly CTIVP® – AQR International Core Equity Fund), March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kamigumi Co., Ltd.	431,800	7,288,590
Koito Manufacturing Co., Ltd.	131,100	4,407,477
Konami Holdings Corp.	26,700	818,959
Konica Minolta, Inc.	373,500	1,504,781
Kyushu Railway Co.	32,000	919,215
Marubeni Corp.	2,147,200	10,656,691
Mazda Motor Corp.	1,837,800	9,705,154
Mitsubishi Corp.	395,500	8,365,709
Mitsubishi Estate Co., Ltd.	210,500	3,108,906
Mitsubishi Heavy Industries Ltd.	43,500	1,096,284
Mitsui Fudosan Co., Ltd.	150,500	2,605,865
MS&AD Insurance Group Holdings, Inc.	346,900	9,678,903
Nikon Corp.	1,033,500	9,485,738
Nintendo Co., Ltd.	86,100	33,463,076
Nippon Express Co., Ltd.	40,000	1,951,155
Nippon Prologis REIT, Inc.	602	1,514,686
Nippon Telegraph & Telephone Corp.	244,300	5,842,830
Nitto Denko Corp.	41,600	1,847,830
Nomura Research Institute Ltd.	35,300	745,633
NTT DoCoMo, Inc.	226,800	7,092,740
Obayashi Corp.	878,500	7,454,539
ORIX Corp.	734,000	8,757,108
Otsuka Corp.	73,200	3,120,555
Persol Holdings Co., Ltd.	88,400	884,540
Pola Orbis Holdings, Inc.	196,800	3,618,057
Renesas Electronics Corp.(a)	474,300	1,687,118
Resona Holdings, Inc.	6,975,400	20,914,396
Rohm Co., Ltd.	168,600	9,151,979
Sekisui House Ltd.	410,500	6,769,981
Shimamura Co., Ltd.	59,600	3,601,855
Shimizu Corp.	982,200	7,643,326
Shinsei Bank Ltd.	977,100	12,941,488
Shionogi & Co., Ltd.	488,200	24,048,479
Sompo Holdings, Inc.	142,600	4,395,489
Sony Corp.	423,700	25,097,268
Sumco Corp.	1,066,500	13,551,858
Sumitomo Corp.	1,115,100	12,716,876
Sumitomo Heavy Industries Ltd.	434,700	7,777,431
Sumitomo Mitsui Financial Group, Inc.	139,900	3,398,646
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Mitsui Trust Holdings, Inc.	178,900	5,139,827
Sumitomo Realty & Development Co., Ltd.	59,500	1,452,862
Sundrug Co., Ltd.	66,200	2,121,328
Suzuken Co., Ltd.	86,300	3,135,446
Taiheiyo Cement Corp.	34,800	592,759
Taisei Corp.	115,900	3,534,728
Taisho Pharmaceutical Holdings Co., Ltd.	17,000	1,043,448
Teijin Ltd.	216,300	3,658,714
Tokyo Electric Power Co. Holdings, Inc.(a)	1,097,200	3,816,874
Tokyo Electron Ltd.	142,700	26,595,504
Toshiba Corp.	261,800	5,738,223
Tosoh Corp.	57,000	644,163
Toyota Tsusho Corp.	40,200	939,047
Total		526,844,335
Macau 0.1%
Wynn Macau Ltd.	1,858,800	2,787,661
Netherlands 5.0%
ASML Holding NV	103,305	27,232,720
ING Groep NV	655,105	3,356,820
Koninklijke Ahold Delhaize NV	1,431,012	33,337,652
Koninklijke Philips NV	754,042	30,958,972
Prosus NV(a)	60,108	4,186,408
Randstad NV	77,520	2,735,830
Wolters Kluwer NV	117,850	8,341,904
Total		110,150,306
Singapore 0.8%
Ascendas Real Estate Investment Trust	668,600	1,323,837
ComfortDelGro Corp., Ltd.	5,317,700	5,662,461
Venture Corp., Ltd.	68,900	656,347
Yangzijiang Shipbuilding Holdings Ltd.	17,936,000	10,407,196
Total		18,049,841
Spain 3.5%
ACS Actividades de Construccion y Servicios SA	153,888	3,056,118
Banco Bilbao Vizcaya Argentaria SA	3,456,432	10,703,026
Banco de Sabadell SA	2,258,258	1,142,039
Bankia SA	511,932	558,248
Enagas SA	595,073	11,739,121
Endesa SA	739,111	15,639,876

Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2020	119

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Core Equity Fund (formerly CTIVP® – AQR International Core Equity Fund), March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Iberdrola SA	1,077,482	10,538,860
Industria de Diseno Textil SA	88,904	2,303,826
Naturgy Energy Group SA	206,331	3,619,831
Red Electrica Corp. SA	966,559	17,368,578
Total		76,669,523
Sweden 3.7%
Essity AB, Class B	174,036	5,331,346
Hennes & Mauritz	502,608	6,431,769
Investor AB, Class B	77,651	3,503,121
Lundin Petroleum AB	39,752	750,382
Sandvik AB	440,311	6,193,718
Skanska AB, Class B(a)	99,722	1,500,733
Swedish Match AB	527,722	29,879,440
Telefonaktiebolaget LM Ericsson, Class B(a)	2,806,948	22,722,139
Volvo AB, B Shares	489,484	5,817,975
Total		82,130,623
Switzerland 11.7%
Adecco Group AG, Registered Shares	477,574	18,819,585
Baloise Holding AG, Registered Shares	7,728	1,007,514
Coca-Cola HBC AG	250,100	5,363,717
Credit Suisse Group AG, Registered Shares(a)	170,746	1,378,151
Geberit AG	2,554	1,119,110
LafargeHolcim Ltd., Registered Shares(a)	71,574	2,611,987
Nestlé SA, Registered Shares	583,593	59,741,129
Novartis AG, Registered Shares	675,252	55,707,506
Roche Holding AG, Genusschein Shares	228,497	73,517,087
Sonova Holding AG	138,667	24,726,326
UBS AG(a)	1,383,279	12,679,295
Total		256,671,407
United Kingdom 12.8%
3i Group PLC	110,213	1,067,923
Anglo American PLC	553,072	9,691,821
Antofagasta PLC	214,897	2,052,363
Ashtead Group PLC	120,257	2,599,230
Associated British Foods PLC	231,919	5,194,914
AstraZeneca PLC	27,860	2,482,295
Aviva PLC	4,374,282	14,381,567
BAE Systems PLC	1,879,361	12,074,935
Common Stocks (continued)
Issuer	Shares	Value ($)
Barclays Bank PLC	10,628,173	12,078,199
Barratt Developments PLC	1,543,095	8,340,920
Berkeley Group Holdings PLC	201,671	9,001,298
BHP Group PLC	1,270,932	19,724,437
British American Tobacco PLC	394,682	13,444,948
BT Group PLC	9,792,615	14,244,009
Burberry Group PLC	63,914	1,038,906
Carnival PLC	196,487	2,345,239
Centrica PLC	13,009,655	6,130,045
Compass Group PLC	56,971	887,615
Diageo PLC	248,480	7,879,184
Direct Line Insurance Group PLC	1,414,188	5,162,784
Evraz PLC	1,820,985	5,210,065
GlaxoSmithKline PLC	750,853	14,089,133
Glencore PLC(a)	2,452,691	3,712,268
JD Sports Fashion PLC	173,110	969,544
Kingfisher PLC	3,160,249	5,551,008
London Stock Exchange Group PLC	52,786	4,722,015
M&G PLC(a)	625,886	870,613
Marks & Spencer Group PLC	1,210,445	1,467,345
Meggitt PLC	531,538	1,910,704
Melrose Industries PLC	729,704	810,873
Micro Focus International PLC	419,787	2,071,477
Next PLC	126,452	6,343,949
NMC Health PLC(b),(c)	293,698	18,240
Persimmon PLC	469,091	11,088,686
RELX PLC	235,304	5,021,962
Rio Tinto PLC	594,081	27,234,029
Royal Dutch Shell PLC, Class B	692,220	11,611,343
Sage Group PLC (The)	994,366	7,230,578
Smith & Nephew PLC	106,193	1,870,751
Standard Chartered PLC	515,715	2,851,283
Standard Life Aberdeen PLC	1,919,119	5,296,394
Taylor Wimpey PLC	5,497,163	7,910,202
Unilever PLC	92,720	4,675,888
Total		282,360,982
Total Common Stocks (Cost $2,653,242,269)		2,104,198,924

120	Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2020

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Core Equity Fund (formerly CTIVP® – AQR International Core Equity Fund), March 31, 2020 (Unaudited)
Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Germany 0.1%
Porsche Automobil Holding SE	25,531	1,067,207
Volkswagen AG	4,548	523,914
Total		1,591,121
Total Preferred Stocks (Cost $3,185,271)		1,591,121

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(d),(e)	61,460,018	61,429,288
Total Money Market Funds (Cost $61,454,527)		61,429,288
Total Investments in Securities (Cost $2,717,882,067)		2,167,219,333
Other Assets & Liabilities, Net		33,654,661
Net Assets		$2,200,873,994
At March 31, 2020, securities and/or cash totaling $8,003,160 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	774	06/2020	USD	60,344,910	7,359,245	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2020, the total value of these securities amounted to $18,240, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	75,242,165	32,927,793	(46,709,940)	61,460,018	7,643	(20,949)	266,692	61,429,288
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2020	121

Portfolio of Investments
Variable Portfolio – Partners International Growth Fund (formerly CTIVP® – William Blair International Leaders Fund), March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 3.3%
Aristocrat Leisure Ltd.	482,493	6,251,972
CSL Ltd.	114,524	20,759,952
Macquarie Group Ltd.	24,669	1,313,820
Total		28,325,744
Canada 5.1%
Brookfield Asset Management, Inc., Class A	309,486	13,694,755
Canadian National Railway Co.	266,760	20,856,678
Dollarama, Inc.	321,904	8,929,960
Total		43,481,393
China 13.4%
Alibaba Group Holding Ltd., ADR(a)	170,391	33,137,642
China Merchants Bank Co., Ltd., Class H	3,947,000	17,657,977
NetEase, Inc., ADR	54,624	17,532,119
TAL Education Group, ADR(a)	343,633	18,301,893
Tencent Holdings Ltd.	546,100	26,992,420
Total		113,622,051
Denmark 8.1%
Coloplast A/S, Class B	147,353	21,370,079
DSV PANALPINA A/S	77,830	7,077,009
Novo Nordisk A/S, Class B	373,597	22,309,753
Ørsted A/S	183,289	17,943,562
Total		68,700,403
Finland 1.0%
Neste OYJ	251,383	8,357,872
France 8.6%
Airbus Group SE	166,023	10,705,473
Capgemini SE	145,338	12,144,781
L’Oreal SA	23,066	5,969,729
LVMH Moet Hennessy Louis Vuitton SE	60,243	22,094,198
Safran SA	157,208	13,928,174
Teleperformance SA	38,818	8,039,858
Total		72,882,213
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 4.3%
Infineon Technologies AG	893,370	12,896,470
Rational AG	15,450	8,170,790
SAP SE	139,322	15,555,010
Total		36,622,270
Hong Kong 3.6%
AIA Group Ltd.	2,936,200	26,292,616
Galaxy Entertainment Group Ltd.	753,000	3,965,916
Total		30,258,532
India 2.4%
Housing Development Finance Corp., Ltd.	487,115	10,514,059
Reliance Industries Ltd.	705,631	10,289,675
Total		20,803,734
Ireland 2.0%
Kingspan Group PLC	314,877	16,979,588
Japan 10.7%
Asahi Intecc Co., Ltd.	276,400	6,835,944
Daikin Industries Ltd.	119,900	14,473,617
Hoya Corp.	178,000	15,135,612
Keyence Corp.	78,240	25,155,143
Shiseido Co., Ltd.	230,500	13,547,049
SMC Corp.	38,400	16,098,959
Total		91,246,324
Luxembourg 0.4%
Tenaris SA	556,499	3,357,258
Netherlands 2.2%
Adyen NV(a)	15,178	12,899,696
ASML Holding NV	22,903	6,037,568
Total		18,937,264
Spain 1.3%
Amadeus IT Group SA, Class A	235,966	11,106,648
Sweden 3.7%
Atlas Copco AB, Class A	553,402	18,402,972
Hexagon AB, Class B	316,956	13,402,543
Total		31,805,515
122	Variable Portfolio – Partners International Growth Fund | Quarterly Report 2020

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Growth Fund (formerly CTIVP® – William Blair International Leaders Fund), March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 9.5%
Lonza Group AG, Registered Shares(a)	65,014	26,741,812
Partners Group Holding AG	20,732	14,194,492
Sika AG	83,096	13,645,431
Straumann Holding AG, Registered Shares	17,643	12,898,877
Temenos AG(a)	103,682	13,514,908
Total		80,995,520
Taiwan 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,973,000	26,763,887
United Kingdom 13.6%
Abcam PLC	235,193	3,339,084
Compass Group PLC	675,109	10,518,275
Diageo PLC	401,336	12,726,176
Experian PLC	674,964	18,758,155
Halma PLC	377,684	8,870,310
London Stock Exchange Group PLC	202,265	18,093,782
RELX PLC	784,172	16,736,145
Common Stocks (continued)
Issuer	Shares	Value ($)
Segro PLC	1,498,990	14,170,528
Spirax-Sarco Engineering PLC	90,984	9,134,155
St. James’s Place PLC	335,690	3,134,651
Total		115,481,261
United States 1.0%
lululemon athletica, Inc.(a)	46,225	8,761,949
Total Common Stocks (Cost $848,811,388)		828,489,426

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	12,805,519	12,799,116
Total Money Market Funds (Cost $12,803,044)		12,799,116
Total Investments in Securities (Cost $861,614,432)		841,288,542
Other Assets & Liabilities, Net		9,391,072
Net Assets		$850,679,614

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	23,671,108	58,564,991	(69,430,580)	12,805,519	(5,802)	(3,928)	73,399	12,799,116
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Growth Fund | Quarterly Report 2020	123

Portfolio of Investments
Variable Portfolio – Partners International Value Fund (formerly CTIVP® – DFA International Value Fund), March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Australia 5.4%
AMP Ltd.(a)	418,618	341,862
Aurizon Holdings Ltd.	64,744	167,789
Australia & New Zealand Banking Group Ltd.	692,245	7,259,850
Bank of Queensland Ltd.	103,992	319,384
Bendigo & Adelaide Bank Ltd.	126,875	487,436
BlueScope Steel Ltd.	222,487	1,164,836
Boral Ltd.	287,870	361,575
Cleanaway Waste Management Ltd.	532,242	561,369
Crown Resorts Ltd.	54,441	252,646
Downer EDI Ltd.	88,803	162,230
Fortescue Metals Group Ltd.	370,085	2,267,965
Harvey Norman Holdings Ltd.	245,286	450,384
Incitec Pivot Ltd.	415,740	515,694
LendLease Group	100,070	627,418
National Australia Bank Ltd.	270,985	2,779,731
Newcrest Mining Ltd.	34,800	477,899
Oil Search Ltd.	433,161	628,195
Origin Energy Ltd.	310,579	834,597
QBE Insurance Group Ltd.	145,600	758,430
Qube Holdings Ltd.	81,490	107,820
Santos Ltd.	867,375	1,781,376
South32 Ltd.	1,789,223	1,975,140
Star Entertainment Group Ltd. (The)	124,401	165,250
Suncorp Group Ltd.	210,446	1,168,662
Tabcorp Holdings Ltd	335,046	518,517
Westpac Banking Corp.	785,529	8,068,010
Woodside Petroleum Ltd.	261,767	2,904,690
Worley Ltd.	55,297	205,199
Total		37,313,954
Austria 0.1%
Raiffeisen Bank International AG	36,844	529,972
Belgium 1.0%
Ageas	34,046	1,418,764
KBC Group NV	37,329	1,693,810
Solvay SA	35,165	2,534,252
Common Stocks (continued)
Issuer	Shares	Value ($)
UCB SA	11,547	987,986
Total		6,634,812
Denmark 1.9%
AP Moller - Maersk A/S, Class A	790	648,844
AP Moller - Maersk A/S, Class B	1,376	1,219,638
Carlsberg A/S, Class B	20,665	2,326,462
Danske Bank A/S	60,801	676,679
Demant A/S(a)	11,569	251,897
DSV PANALPINA A/S	26,852	2,441,627
H Lundbeck A/S	25,273	742,075
ISS A/S	26,137	357,568
Novozymes AS, Class B	3,346	150,091
Rockwool International A/S, Class B	1,734	312,327
Tryg AS	8,824	214,774
Vestas Wind Systems A/S	47,355	3,853,072
Total		13,195,054
Finland 0.4%
Fortum OYJ	54,270	789,468
Nordea Bank	256,504	1,423,947
Stora Enso OYJ, Class R	69,658	696,500
UPM-Kymmene OYJ	7,504	204,611
Total		3,114,526
France 10.9%
Amundi SA(b)	6,871	397,552
Arkema SA	28,261	1,929,506
AtoS	39,437	2,627,500
AXA SA	159,186	2,695,328
BNP Paribas SA	153,655	4,485,992
Bollore SA	164,194	446,219
Bouygues SA	103,371	2,999,948
Carrefour SA	279,515	4,431,507
Cie de Saint-Gobain	179,246	4,301,084
Cie Generale des Etablissements Michelin CSA	68,463	5,996,321
CNP Assurances	37,551	363,590
Credit Agricole SA	109,345	773,714
Electricite de France SA	132,766	1,038,165
Engie SA	296,321	3,034,461
124	Variable Portfolio – Partners International Value Fund | Quarterly Report 2020

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund (formerly CTIVP® – DFA International Value Fund), March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Faurecia SE	24,718	723,783
Iliad SA	269	36,244
Natixis SA	140,783	448,287
Orange SA	493,840	5,979,145
Peugeot SA	271,256	3,531,557
Publicis Groupe SA	17,955	513,134
Renault SA	93,988	1,786,213
Sanofi	2,196	190,118
SCOR SE	24,523	539,536
SES SA FDR	20,760	121,787
Societe Generale SA	249,565	4,088,410
Total SA	584,209	22,012,293
Valeo SA	33,353	542,845
Total		76,034,239
Germany 6.9%
Allianz SE, Registered Shares	4,856	826,964
BASF SE	2,489	116,341
Bayer AG, Registered Shares	104,252	5,973,480
Bayerische Motoren Werke AG	148,903	7,601,382
Commerzbank AG	269,653	959,922
Continental AG	16,908	1,205,511
Covestro AG	33,160	1,006,345
Daimler AG, Registered Shares	348,339	10,402,854
Deutsche Bank AG, Registered Shares	376,460	2,393,187
Deutsche Bank AG, Registered Shares	82,065	526,857
Deutsche Lufthansa AG, Registered Shares	148,505	1,388,988
Evonik Industries AG	43,510	908,629
Fraport AG Frankfurt Airport Services Worldwide	8,197	329,971
Hapag-Lloyd AG(b)	5,457	423,611
HeidelbergCement AG	69,472	2,968,057
Metro AG	21,106	179,764
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	6,833	1,373,914
RWE AG	128,331	3,356,061
Talanx AG	16,173	544,156
Telefonica Deutschland Holding AG	479,071	1,176,169
Uniper SE	86,051	2,113,690
Volkswagen AG	14,852	1,948,547
Total		47,724,400
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.5%
Bank of East Asia Ltd. (The)	51,800	110,697
BOC Aviation Ltd.(b)	79,000	499,097
Cathay Pacific Airways Ltd.	479,000	510,244
CK Asset Holdings Ltd.	146,500	794,863
CK Hutchison Holdings Ltd.	702,768	4,684,061
CK Infrastructure Holdings Ltd.	89,500	473,803
Guoco Group Ltd.	2,000	28,520
Hang Lung Properties Ltd.	378,000	762,252
Henderson Land Development Co., Ltd.	217,748	824,149
Kerry Properties Ltd.	264,500	691,666
MTR Corp.	238,342	1,225,945
New World Development Co., Ltd.	2,357,638	2,513,894
NWS Holdings Ltd.	381,296	388,574
PCCW Ltd.	250,000	137,092
Sino Land Co., Ltd.	520,266	654,786
SJM Holdings Ltd.	796,000	664,209
Sun Hung Kai Properties Ltd.	281,976	3,686,565
Swire Pacific Ltd., Class A	251,000	1,597,794
Swire Pacific Ltd., Class B	460,000	467,331
WH Group Ltd.	1,857,000	1,714,028
Wharf Holdings Ltd. (The)	227,000	398,961
Wheelock & Co., Ltd.	164,000	1,111,254
Yue Yuen Industrial Holdings Ltd.	77,000	117,664
Total		24,057,449
Ireland 0.6%
AIB Group PLC(a)	51,649	57,270
Bank of Ireland Group PLC	49,246	91,798
CRH PLC	66,293	1,792,758
CRH PLC, ADR	50,405	1,352,870
Flutter Entertainment PLC	6,369	572,911
Total		3,867,607
Israel 0.5%
Bank Hapoalim BM	165,574	992,098
Isracard Ltd.	8,185	21,968
Teva Pharmaceutical Industries Ltd., ADR(a)	257,365	2,311,138
Total		3,325,204

Variable Portfolio – Partners International Value Fund | Quarterly Report 2020	125

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund (formerly CTIVP® – DFA International Value Fund), March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 1.9%
ENI SpA	194,821	1,936,027
Fiat Chrysler Automobiles NV	685,584	4,894,207
Fiat Chrysler Automobiles NV	3,688	26,517
Intesa Sanpaolo SpA	866,959	1,402,792
Mediobanca Banca di Credito Finanziario SpA	31,293	170,646
Telecom Italia SpA(a)	6,288,644	2,545,480
Telecom Italia SpA, Savings Shares	91,673	35,817
UniCredit SpA	319,785	2,474,044
Total		13,485,530
Japan 26.7%
Aeon Credit Service Co., Ltd.	30,000	320,522
AGC, Inc.	89,600	2,183,329
Air Water, Inc.	24,000	328,676
Aisin Seiki Co., Ltd.	58,600	1,435,183
Alfresa Holdings Corp.	33,500	623,487
Alps Electric Co., Ltd.	7,700	74,194
Amada Holdings Co., Ltd.	91,000	713,251
Aozora Bank Ltd.	18,400	351,149
Asahi Kasei Corp.	238,300	1,669,727
Bank of Kyoto Ltd. (The)	10,300	326,428
Brother Industries Ltd.	10,100	152,979
Canon Marketing Japan, Inc.	11,100	219,549
Chiba Bank Ltd. (The)	104,700	455,776
Chugoku Bank Ltd. (The)	39,900	353,930
Citizen Watch Co., Ltd.	12,000	42,339
Coca-Cola Bottlers Japan Holdings, Inc.	23,725	486,920
Concordia Financial Group Ltd.	209,000	608,322
Credit Saison Co., Ltd.	45,400	526,720
Dai Nippon Printing Co., Ltd.	51,100	1,085,931
Daicel Corp.	86,700	630,749
Daido Steel Co., Ltd.	5,600	179,581
Dai-ichi Life Holdings, Inc.	110,800	1,315,765
Daio Paper Corp.	12,800	172,001
Daiwa Securities Group, Inc.	210,700	814,208
DeNA Co., Ltd.	12,000	131,441
Denka Co., Ltd.	25,800	539,782
Denso Corp.	92,900	2,968,570
Dentsu Group, Inc.	49,700	960,302
Common Stocks (continued)
Issuer	Shares	Value ($)
DIC Corp.	19,400	427,557
Dowa Holdings	19,100	498,666
Ebara Corp.	28,900	543,597
Fuji Media Holdings, Inc.	11,100	110,251
FUJIFILM Holdings Corp.	3,100	152,767
Fukuoka Financial Group, Inc.	37,800	498,638
Fukuyama Transporting Co., Ltd.	4,900	174,363
Fuyo General Lease Co., Ltd.	2,600	131,628
Glory Ltd.	9,800	225,170
Hachijuni Bank Ltd. (The)	73,000	263,008
Hankyu Hanshin Holdings, Inc.	29,700	997,780
Haseko Corp.	50,600	538,123
Heiwa Corp.	8,600	160,629
Hino Motors Ltd.	118,400	631,447
Hitachi Capital Corp.	22,100	415,681
Hitachi Ltd.	128,900	3,702,834
Hitachi Metals Ltd.	37,100	389,426
Honda Motor Co., Ltd.	494,500	11,065,150
Ibiden Co., Ltd.	17,700	386,285
Idemitsu Kosan Co., Ltd.	54,100	1,234,760
IHI Corp.	49,600	577,625
Iida Group Holdings Co., Ltd.	36,800	508,618
Inpex Corp.	296,800	1,665,066
Isetan Mitsukoshi Holdings Ltd.	77,900	451,960
Isuzu Motors Ltd.	227,600	1,506,229
ITOCHU Corp.	51,300	1,061,634
Itoham Yonekyu Holdings, Inc.	20,000	117,680
Iyo Bank Ltd. (The)	45,000	226,279
J. Front Retailing Co., Ltd.	74,400	614,050
Japan Post Holdings Co., Ltd.	131,400	1,027,891
JFE Holdings, Inc.	202,900	1,314,807
JGC Holdings Corp.	26,500	211,524
JSR Corp.	53,500	977,845
JTEKT Corp.	101,000	682,152
JXTG Holdings, Inc.	767,600	2,615,510
Kajima Corp.	148,900	1,521,985
Kamigumi Co., Ltd.	27,100	457,436
Kandenko Co., Ltd.	21,400	170,075
Kaneka Corp.	22,400	533,825

126	Variable Portfolio – Partners International Value Fund | Quarterly Report 2020

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund (formerly CTIVP® – DFA International Value Fund), March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kawasaki Heavy Industries Ltd.	50,900	732,342
Kinden Corp.	31,300	460,562
Kobe Steel Ltd.(a)	119,700	368,163
Kokuyo Co., Ltd.	6,100	84,928
Konica Minolta, Inc.	281,400	1,133,723
K’s Holdings Corp.	46,800	442,253
Kuraray Co., Ltd.	149,800	1,507,201
Kyocera Corp.	25,900	1,528,380
Kyushu Financial Group, Inc.	52,800	201,041
LIXIL Group Corp.	52,000	640,702
Mabuchi Motor Co., Ltd.	3,500	103,844
Maeda Corp.	10,000	73,447
Maeda Road Construction Co., Ltd.	4,700	87,726
Marubeni Corp.	260,900	1,294,863
Maruichi Steel Tube Ltd.	8,000	191,601
Mazda Motor Corp.	265,500	1,402,067
Mebuki Financial Group, Inc.	71,250	144,518
Medipal Holdings Corp.	27,200	508,257
Mitsubishi Chemical Holdings Corp.	317,300	1,884,137
Mitsubishi Corp.	225,400	4,767,714
Mitsubishi Gas Chemical Co., Inc.	42,600	459,689
Mitsubishi Heavy Industries Ltd.	80,200	2,021,194
Mitsubishi Logistics Corp.	12,000	241,565
Mitsubishi Materials Corp.	53,000	1,083,485
Mitsubishi Motors Corp.	240,600	677,903
Mitsubishi UFJ Financial Group, Inc.	998,600	3,736,316
Mitsubishi UFJ Lease & Finance Co., Ltd.	288,900	1,414,107
Mitsui & Co., Ltd.	136,400	1,893,738
Mitsui Chemicals, Inc.	75,600	1,422,955
Mitsui Fudosan Co., Ltd.	136,700	2,366,922
Mitsui OSK Lines Ltd.	39,900	639,522
Mizuho Financial Group, Inc.	1,940,200	2,225,951
MS&AD Insurance Group Holdings, Inc.	79,200	2,209,770
Nagase & Co., Ltd.	19,500	229,183
NEC Corp.	27,900	1,015,929
NGK Insulators Ltd.	79,400	1,033,377
NGK Spark Plug Co., Ltd.	39,100	548,079
NH Foods Ltd.	18,600	647,291
NHK Spring Co., Ltd.	96,800	631,420
Common Stocks (continued)
Issuer	Shares	Value ($)
Nikkon Holdings Co., Ltd.	4,000	77,990
Nikon Corp.	132,400	1,215,202
Nippo Corp.	27,200	597,284
Nippon Electric Glass Co., Ltd.	18,100	241,038
Nippon Express Co., Ltd.	31,600	1,541,412
Nippon Kayaku Co., Ltd.	16,400	150,691
Nippon Paper Industries Co., Ltd.	66,000	938,390
Nippon Shokubai Co., Ltd.	10,200	465,564
Nippon Steel Corp.	207,000	1,764,533
Nippon Yusen KK	73,800	871,703
Nipro Corp.	14,800	174,091
Nissan Motor Co., Ltd.	697,900	2,334,970
NOK Corp.	39,200	429,332
Nomura Holdings, Inc.	278,600	1,175,720
Nomura Real Estate Holdings, Inc.	51,800	838,163
NSK Ltd.	147,600	939,503
Obayashi Corp.	255,300	2,166,356
Oji Holdings Corp.	355,100	1,887,773
ORIX Corp.	325,200	3,879,852
Panasonic Corp.	72,800	551,126
Rengo Co., Ltd.	55,900	434,519
Resona Holdings, Inc.	288,150	863,962
Ricoh Co., Ltd.	273,600	1,997,630
Rohm Co., Ltd.	11,300	613,389
Sankyo Co., Ltd.	5,000	145,003
Sega Sammy Holdings, Inc.	9,700	117,683
Seiko Epson Corp.	23,400	251,853
Seino Holdings Corp.	36,000	390,852
Sekisui House Ltd.	70,600	1,164,338
Shimamura Co., Ltd.	3,600	217,562
Shimizu Corp.	234,400	1,824,064
Shinsei Bank Ltd.	33,400	442,376
Shizuoka Bank Ltd. (The)	80,000	485,736
Showa Denko KK	40,100	822,696
SoftBank Group Corp.	77,000	2,725,984
Sojitz Corp.	278,700	653,453
Sompo Holdings, Inc.	36,400	1,121,990
Subaru Corp.	4,800	91,752
Sumitomo Chemical Co., Ltd.	613,500	1,812,559

Variable Portfolio – Partners International Value Fund | Quarterly Report 2020	127

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund (formerly CTIVP® – DFA International Value Fund), March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Corp.	198,200	2,260,322
Sumitomo Electric Industries Ltd.	259,900	2,715,431
Sumitomo Forestry Co., Ltd.	47,000	600,072
Sumitomo Heavy Industries Ltd.	33,300	595,787
Sumitomo Metal Mining Co., Ltd.	33,400	682,847
Sumitomo Mitsui Financial Group, Inc.	257,700	6,260,408
Sumitomo Mitsui Trust Holdings, Inc.	49,800	1,430,762
Sumitomo Osaka Cement Co., Ltd.	4,600	136,964
Sumitomo Rubber Industries Ltd.	92,600	869,774
Suzuken Co., Ltd.	17,200	624,909
T&D Holdings, Inc.	127,000	1,029,543
Taiheiyo Cement Corp.	42,100	717,102
Taisho Pharmaceutical Holdings Co., Ltd.	4,700	288,483
Takashimaya Co., Ltd.	33,000	296,208
Takeda Pharmaceutical Co., Ltd.	4,727	143,928
Teijin Ltd.	67,900	1,148,528
THK Co., Ltd.	11,300	227,680
Toda Corp.	55,100	318,005
Toho Holdings Co., Ltd.	13,000	272,133
Tokai Carbon Co., Ltd.	50,500	414,049
Tokio Marine Holdings, Inc.	3,900	178,443
Tokyo Broadcasting System Holdings, Inc.	6,900	96,112
Tokyo Tatemono Co., Ltd.	45,300	479,803
Tokyu Fudosan Holdings Corp	249,200	1,196,932
Toppan Printing Co., Ltd.	50,400	769,509
Toray Industries, Inc.	218,900	947,515
Tosoh Corp.	107,100	1,210,348
Toyo Seikan Group Holdings Ltd.	34,200	390,127
Toyo Tire Corp.	16,400	187,476
Toyoda Gosei Co., Ltd.	29,600	503,756
Toyota Boshoku Corp.	22,000	260,211
Toyota Industries Corp.	24,500	1,168,154
Toyota Motor Corp.	225,274	13,576,120
Toyota Tsusho Corp.	43,600	1,018,469
TS Tech Co., Ltd.	9,500	223,192
Tsumura & Co.	3,600	91,801
Ube Industries Ltd.	35,100	535,440
Universal Entertainment Corp.	2,800	42,156
Wacoal Holdings Corp.	2,500	54,104
Common Stocks (continued)
Issuer	Shares	Value ($)
Yamada Denki Co., Ltd.	172,900	688,666
Yamaguchi Financial Group, Inc.	8,900	50,182
Yamaha Motor Co., Ltd.	74,300	893,453
Yokohama Rubber Co., Ltd. (The)	52,600	652,087
Zeon Corp.	44,400	332,371
Total		185,514,083
Netherlands 4.2%
ABN AMRO Bank NV	54,075	438,806
Aegon NV	344,828	861,174
Akzo Nobel NV	4,501	296,025
ArcelorMittal SA	118,776	1,121,299
ING Groep NV	492,061	2,521,367
Koninklijke Ahold Delhaize NV	451,298	10,513,689
Koninklijke DSM NV	68,403	7,694,575
Koninklijke Philips NV	74,332	3,051,875
Koninklijke Vopak NV	6,435	337,903
NN Group NV	40,312	1,095,509
Randstad NV	43,485	1,534,669
Total		29,466,891
New Zealand 0.2%
Air New Zealand Ltd.	132,134	66,219
Auckland International Airport Ltd.	152,420	454,168
EBOS Group Ltd.	21,714	287,330
Fletcher Building Ltd.	284,274	591,657
Fonterra Co-operative Group Ltd.(a)	28,970	66,526
Ryman Healthcare Ltd.	12,292	74,562
Total		1,540,462
Norway 0.8%
DNB ASA	176,873	1,970,530
Equinor ASA	25,844	322,175
Norsk Hydro ASA	394,406	850,403
SpareBank 1 SR-Bank ASA	22,923	129,934
Storebrand ASA	119,453	476,327
Subsea 7 SA	63,896	301,802
Yara International ASA	49,911	1,578,140
Total		5,629,311

128	Variable Portfolio – Partners International Value Fund | Quarterly Report 2020

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund (formerly CTIVP® – DFA International Value Fund), March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Portugal 0.2%
Banco Espirito Santo SA, Registered Shares(a),(c),(d)	533,756	1
EDP Renovaveis SA	96,797	1,164,656
Total		1,164,657
Singapore 1.1%
CapitaLand Ltd.	686,900	1,376,499
City Developments Ltd.	171,000	867,085
Frasers Property Ltd.	88,900	69,761
Hongkong Land Holdings Ltd.	228,500	854,900
Keppel Corp., Ltd.	525,500	1,954,504
Olam International Ltd.	146,000	146,200
Oversea-Chinese Banking Corp., Ltd.	74,200	449,573
Singapore Airlines Ltd.	314,500	1,276,594
UOL Group Ltd.	110,589	507,375
Wilmar International Ltd.	158,600	358,659
Total		7,861,150
Spain 2.1%
Banco Bilbao Vizcaya Argentaria SA	99,225	307,256
Banco de Sabadell SA	1,165,117	589,219
Banco Santander SA	5,525,291	13,143,682
Bankia SA	218,026	237,751
Repsol SA	25,728	229,526
Total		14,507,434
Sweden 3.2%
Billerudkorsnas AB	62,007	676,108
Boliden AB	121,841	2,185,812
Dometic Group AB(b)	67,049	297,083
Getinge AB, Series CPO	67,989	1,285,612
Holmen AB, Class B	21,821	591,574
ICA Gruppen AB	12,916	539,442
Intrum Justitia AB	12,516	165,782
Millicom International Cellular SA, SDR	12,641	351,212
Pandox AB	8,462	69,867
Peab AB, Class B	27,086	193,976
Saab AB, Class B	21,781	413,831
Skandinaviska Enskilda Banken AB, Class A	303,183	2,030,435
SKF AB, Class B	80,294	1,094,179
SSAB AB, Class A	55,958	126,889
Common Stocks (continued)
Issuer	Shares	Value ($)
SSAB AB, Class B	93,035	203,026
Svenska Cellulosa AB SCA, Class A(a)	12,348	122,725
Svenska Cellulosa AB, Class B(a)	115,131	1,139,317
Svenska Handelsbanken AB, Class A(a)	131,973	1,088,395
Svenska Handelsbanken AB, Class B	4,569	41,180
Swedbank AB, Class A	112,226	1,237,767
Telia Co. AB	858,802	3,073,979
Trelleborg AB, Class B(a)	72,040	766,406
Volvo AB	29,808	353,838
Volvo AB, B Shares	325,580	3,869,823
Total		21,918,258
Switzerland 11.0%
ABB Ltd.	326,435	5,673,779
Adecco Group AG, Registered Shares	77,206	3,042,429
Alcon, Inc.(a)	36,402	1,864,901
Baloise Holding AG, Registered Shares	10,046	1,309,716
Banque Cantonale Vaudoise, Registered Shares	251	205,471
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	86,794
Cie Financiere Richemont SA, Class A, Registered Shares	111,611	5,966,040
Clariant AG, Registered Shares	9,546	158,886
Credit Suisse Group AG, Registered Shares(a)	200,945	1,621,898
Helvetia Holding AG, Registered Shares, ADR	3,600	307,573
Julius Baer Group Ltd.(a)	60,341	2,021,271
LafargeHolcim Ltd., Registered Shares(a)	85,157	3,107,678
Lonza Group AG, Registered Shares(a)	18,593	7,647,745
Novartis AG, Registered Shares	102,684	8,471,311
Swatch Group AG (The)	14,518	2,851,313
Swatch Group AG (The), Registered Shares	20,398	789,704
Swiss Life Holding AG, Registered Shares	9,404	3,156,416
Swiss Prime Site AG(a)	9,545	929,020
Swiss Re AG	24,007	1,848,513
Swisscom AG	11,009	5,895,109
UBS AG(a)	564,863	5,177,599
UBS Group AG, Registered Shares(a)	62,395	577,778
Vifor Pharma AG	11,190	1,530,880
Zurich Insurance Group AG	34,606	12,157,317
Total		76,399,141

Variable Portfolio – Partners International Value Fund | Quarterly Report 2020	129

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund (formerly CTIVP® – DFA International Value Fund), March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 13.9%
3i Group PLC	2,894	28,042
Anglo American PLC	189,686	3,323,984
Antofagasta PLC	87,027	831,147
Aviva PLC	1,700,794	5,591,794
Barclays Bank PLC	1,597,813	1,815,806
Barclays Bank PLC, ADR	48,683	220,534
Barratt Developments PLC	344,717	1,863,305
BP PLC, ADR	320,967	7,828,385
British American Tobacco PLC	210,063	7,155,853
British American Tobacco, ADR	7,486	255,946
Carnival PLC	23,594	281,614
Glencore PLC(a)	2,394,334	3,623,942
HSBC Holdings PLC, ADR	370,106	10,366,669
Investec PLC	242,867	452,453
J. Sainsbury PLC	1,039,414	2,689,391
Kingfisher PLC	853,016	1,498,331
Lloyds Banking Group PLC	17,838,277	6,973,915
Melrose Industries PLC	244,270	271,441
Micro Focus International PLC, ADR	21,706	110,049
Ninety One PLC(a)	121,433	260,789
Pearson PLC, ADR	105,480	726,757
Phoenix Group Holdings PLC	86,603	664,655
Royal Bank of Scotland Group PLC	530,151	731,012
Royal Bank of Scotland Group PLC, ADR	226,371	615,729
Royal Dutch Shell PLC, ADR, Class A	205,825	7,181,234
Royal Dutch Shell PLC, ADR, Class B	282,991	9,242,486
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Dutch Shell PLC, Class B	241,675	4,053,872
Standard Chartered PLC	553,688	3,061,228
Standard Life Aberdeen PLC	477,536	1,317,906
Vodafone Group PLC	8,704,888	12,042,734
WPP PLC	192,576	1,309,312
WPP PLC, ADR	6,362	214,845
Total		96,605,160
Total Common Stocks (Cost $1,004,706,136)		669,889,294

Preferred Stocks 1.5%
Issuer	Shares	Value ($)
Germany 1.5%
BMW AG	19,402	822,748
Porsche Automobil Holding SE	35,735	1,493,737
Volkswagen AG	71,907	8,283,439
Total		10,599,924
Total Preferred Stocks (Cost $20,252,911)		10,599,924

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(e),(f)	3,499,458	3,497,709
Total Money Market Funds (Cost $3,497,973)		3,497,709
Total Investments in Securities (Cost $1,028,457,020)		683,986,927
Other Assets & Liabilities, Net		10,207,277
Net Assets		$694,194,204

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $1,617,343, which represents 0.23% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2020, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2020.
130	Variable Portfolio – Partners International Value Fund | Quarterly Report 2020

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund (formerly CTIVP® – DFA International Value Fund), March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	4,382,833	11,750,843	(12,634,218)	3,499,458	(44)	(264)	7,126	3,497,709
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Value Fund | Quarterly Report 2020	131

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 1.1%
Diversified Telecommunication Services 0.4%
Cogent Communications Holdings, Inc.	23,287	1,908,835
Entertainment 0.1%
IMAX Corp.(a)	78,652	711,801
Interactive Media & Services 0.2%
Yelp, Inc.(a)	40,427	728,899
Media 0.4%
Cardlytics, Inc.(a)	9,500	332,120
Gray Television, Inc.(a)	25,620	275,159
TechTarget, Inc.(a)	54,891	1,131,303
Total		1,738,582
Total Communication Services		5,088,117
Consumer Discretionary 9.5%
Auto Components 0.4%
Fox Factory Holding Corp.(a)	15,280	641,760
Stoneridge, Inc.(a)	71,606	1,199,400
Total		1,841,160
Automobiles 0.3%
Thor Industries, Inc.	30,993	1,307,285
Diversified Consumer Services 1.4%
Chegg, Inc.(a)	128,859	4,610,575
K12, Inc.(a)	74,243	1,400,223
Total		6,010,798
Hotels, Restaurants & Leisure 1.4%
Cheesecake Factory, Inc. (The)	41,110	702,159
Cracker Barrel Old Country Store, Inc.	13,789	1,147,520
Lindblad Expeditions Holdings, Inc.(a)	164,031	684,009
Marriott Vacations Worldwide Corp.	15,477	860,212
Wingstop, Inc.	35,510	2,830,147
Total		6,224,047
Household Durables 1.8%
Helen of Troy Ltd.(a)	9,747	1,403,860
Installed Building Products, Inc.(a)	42,297	1,686,381
iRobot Corp.(a)	22,130	905,117
LGI Homes, Inc.(a)	33,903	1,530,721
Common Stocks (continued)
Issuer	Shares	Value ($)
Skyline Champion Corp.(a)	71,228	1,116,855
Sonos, Inc.(a)	149,317	1,266,208
Total		7,909,142
Internet & Direct Marketing Retail 1.0%
1-800-Flowers.com, Inc., Class A(a)	99,225	1,312,747
Fiverr International Ltd.(a)	31,100	782,787
PetMed Express, Inc.	42,775	1,231,064
Shutterstock, Inc.	40,642	1,307,047
Total		4,633,645
Leisure Products 0.2%
YETI Holdings, Inc.(a)	55,390	1,081,213
Multiline Retail 0.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,520	487,497
Specialty Retail 1.4%
America’s Car-Mart, Inc.(a)	3,420	192,717
Boot Barn Holdings, Inc.(a)	121,166	1,566,677
Five Below, Inc.(a)	3,506	246,752
Lithia Motors, Inc., Class A	15,870	1,298,007
Monro, Inc.	52,816	2,313,869
Sleep Number Corp.(a)	36,654	702,291
Total		6,320,313
Textiles, Apparel & Luxury Goods 1.5%
Crocs, Inc.(a)	114,088	1,938,355
Deckers Outdoor Corp.(a)	21,752	2,914,768
G-III Apparel Group Ltd.(a)	54,063	416,285
Steven Madden Ltd.	51,942	1,206,613
Total		6,476,021
Total Consumer Discretionary		42,291,121
Consumer Staples 4.1%
Beverages 0.3%
Boston Beer Co., Inc. (The), Class A(a)	3,590	1,319,540
Food & Staples Retailing 1.9%
BJ’s Wholesale Club Holdings, Inc.(a)	56,965	1,450,899
Grocery Outlet Holding Corp.(a)	37,630	1,292,214
Performance Food Group Co.(a)	155,071	3,833,355
132	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sprouts Farmers Market, Inc.(a)	87,167	1,620,435
The Chefs’ Warehouse(a)	18,930	190,625
Total		8,387,528
Food Products 1.3%
Freshpet, Inc.(a)	89,135	5,693,052
Household Products 0.3%
Central Garden & Pet Co., Class A(a)	57,583	1,472,397
Personal Products 0.3%
Inter Parfums, Inc.	28,530	1,322,366
Total Consumer Staples		18,194,883
Energy 0.1%
Energy Equipment & Services 0.1%
Core Laboratories NV	26,127	270,153
Total Energy		270,153
Financials 6.7%
Banks 0.5%
Great Western Bancorp, Inc.	51,325	1,051,136
Hilltop Holdings, Inc.	74,156	1,121,239
Total		2,172,375
Capital Markets 1.3%
Assetmark Financial Holdings, Inc.(a)	49,758	1,014,565
Blucora, Inc.(a)	71,359	859,876
Cohen & Steers, Inc.	61,666	2,802,720
Stifel Financial Corp.	30,300	1,250,784
Total		5,927,945
Consumer Finance 1.4%
Green Dot Corp., Class A(a)	34,430	874,178
LendingTree, Inc.(a)	22,965	4,211,552
PRA Group, Inc.(a)	46,667	1,293,609
Total		6,379,339
Insurance 3.0%
AMERISAFE, Inc.	24,671	1,590,540
CNO Financial Group, Inc.	88,011	1,090,456
eHealth, Inc.(a)	25,100	3,534,582
Goosehead Insurance, Inc., Class A(a)	19,643	876,667
Common Stocks (continued)
Issuer	Shares	Value ($)
Kinsale Capital Group, Inc.	47,819	4,998,520
Primerica, Inc.	13,794	1,220,493
Total		13,311,258
Thrifts & Mortgage Finance 0.5%
Axos Financial, Inc.(a)	67,807	1,229,341
Essent Group Ltd.	32,874	865,901
Total		2,095,242
Total Financials		29,886,159
Health Care 31.7%
Biotechnology 7.7%
ACADIA Pharmaceuticals, Inc.(a)	48,905	2,066,236
Arcutis Biotherapeutics, Inc.(a)	64,482	1,921,563
Arena Pharmaceuticals, Inc.(a)	25,200	1,058,400
Biohaven Pharmaceutical Holding Co., Ltd.(a)	16,100	547,883
BioSpecifics Technologies Corp.(a)	17,570	993,935
CareDx, Inc.(a)	27,549	601,395
Castle Biosciences, Inc.(a)	38,000	1,132,780
Coherus Biosciences, Inc.(a)	72,827	1,181,254
Dicerna Pharmaceuticals, Inc.(a)	76,470	1,404,754
Eagle Pharmaceuticals, Inc.(a)	31,598	1,453,508
Emergent Biosolutions, Inc.(a)	12,600	729,036
Fate Therapeutics, Inc.(a)	51,700	1,148,257
Halozyme Therapeutics, Inc.(a)	155,204	2,792,120
Insmed, Inc.(a)	48,000	769,440
Invitae Corp.(a)	66,760	912,609
Krystal Biotech, Inc.(a)	15,700	678,868
Natera, Inc.(a)	108,778	3,248,111
PTC Therapeutics, Inc.(a)	51,490	2,296,969
Puma Biotechnology, Inc.(a)	110,235	930,383
Radius Health, Inc.(a)	84,429	1,097,577
REGENXBIO, Inc.(a)	24,723	800,531
Retrophin, Inc.(a)	83,108	1,212,546
Vanda Pharmaceuticals, Inc.(a)	80,092	829,753
Veracyte, Inc.(a)	65,717	1,597,580
Vericel Corp.(a)	222,016	2,035,887
Voyager Therapeutics, Inc.(a)	94,628	865,846
Total		34,307,221

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2020	133

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 8.3%
AtriCure, Inc.(a)	42,602	1,431,001
AxoGen, Inc.(a)	108,815	1,131,676
Cantel Medical Corp.	16,468	591,201
Cardiovascular Systems, Inc.(a)	41,161	1,449,279
CONMED Corp.	24,690	1,413,996
Glaukos Corp.(a)	42,069	1,298,249
Globus Medical, Inc., Class A(a)	25,929	1,102,760
ICU Medical, Inc.(a)	17,467	3,524,317
Integer Holdings Corp.(a)	28,710	1,804,711
iRhythm Technologies, Inc.(a)	44,991	3,660,018
Lantheus Holdings, Inc.(a)	74,256	947,507
Novocure Ltd.(a)	22,233	1,497,170
Orthofix Medical, Inc.(a)	40,034	1,121,352
OrthoPediatrics Corp.(a)	36,520	1,447,653
Quidel Corp.(a)	33,000	3,227,730
Shockwave Medical, Inc.(a)	52,481	1,741,320
SI-BONE, Inc.(a)	88,590	1,058,651
Silk Road Medical, Inc.(a)	21,790	685,949
Tactile Systems Technology, Inc.(a)	36,417	1,462,507
Tandem Diabetes Care, Inc.(a)	51,492	3,313,510
Vapotherm, Inc.(a)	84,600	1,593,018
Varex Imaging Corp.(a)	53,268	1,209,716
Total		36,713,291
Health Care Providers & Services 6.2%
Addus HomeCare Corp.(a)	31,600	2,136,160
Amedisys, Inc.(a)	22,425	4,115,885
AMN Healthcare Services, Inc.(a)	54,579	3,155,212
BioTelemetry, Inc.(a)	67,265	2,590,375
Fulgent Genetics, Inc.(a)	127,425	1,371,093
HealthEquity, Inc.(a)	41,211	2,084,865
LHC Group, Inc.(a)	32,007	4,487,381
Molina Healthcare, Inc.(a)	27,972	3,907,968
R1 RCM, Inc.(a)	160,669	1,460,481
U.S. Physical Therapy, Inc.	33,748	2,328,612
Total		27,638,032
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 3.7%
Health Catalyst, Inc.(a)	31,909	834,420
HMS Holdings Corp.(a)	119,255	3,013,574
Inspire Medical Systems, Inc.(a)	14,300	862,004
Omnicell, Inc.(a)	81,422	5,339,655
Phreesia, Inc.(a)	62,369	1,311,620
Teladoc Health, Inc.(a)	31,092	4,819,571
Total		16,180,844
Life Sciences Tools & Services 4.7%
Adaptive Biotechnologies Corp.(a)	23,170	643,663
Bruker Corp.	85,290	3,058,499
Codexis, Inc.(a)	256,046	2,857,473
Medpace Holdings, Inc.(a)	56,474	4,144,062
NeoGenomics, Inc.(a)	157,630	4,352,164
Pra Health Sciences, Inc.(a)	32,489	2,697,887
Repligen Corp.(a)	33,777	3,260,832
Total		21,014,580
Pharmaceuticals 1.1%
Amphastar Pharmaceuticals, Inc.(a)	61,297	909,647
Collegium Pharmaceutical, Inc.(a)	81,838	1,336,415
MyoKardia, Inc.(a)	17,510	820,869
Supernus Pharmaceuticals, Inc.(a)	85,757	1,542,768
Total		4,609,699
Total Health Care		140,463,667
Industrials 14.9%
Aerospace & Defense 2.1%
Astronics Corp.(a)	77,097	707,750
Kratos Defense & Security Solutions, Inc.(a)	266,628	3,690,132
Mercury Systems, Inc.(a)	69,239	4,939,510
Total		9,337,392
Air Freight & Logistics 1.1%
Echo Global Logistics, Inc.(a)	51,423	878,305
Forward Air Corp.	32,883	1,665,524
HUB Group, Inc., Class A(a)	36,735	1,670,340
Radiant Logistics, Inc.(a)	177,253	685,969
Total		4,900,138

134	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.7%
Builders FirstSource, Inc.(a)	69,316	847,735
CSW Industrials, Inc.	20,305	1,316,779
Gibraltar Industries, Inc.(a)	23,546	1,010,594
Total		3,175,108
Commercial Services & Supplies 2.3%
Casella Waste Systems, Inc., Class A(a)	136,310	5,324,269
Covanta Holding Corp.	108,598	928,513
Healthcare Services Group, Inc.	76,169	1,821,201
Herman Miller, Inc.	46,423	1,030,591
Steelcase, Inc., Class A	90,558	893,807
Total		9,998,381
Construction & Engineering 1.0%
Dycom Industries, Inc.(a)	40,932	1,049,906
EMCOR Group, Inc.	23,247	1,425,506
MasTec, Inc.(a)	63,310	2,072,136
Total		4,547,548
Electrical Equipment 0.9%
Atkore International Group, Inc.(a)	54,816	1,154,973
Generac Holdings, Inc.(a)	15,852	1,476,931
TPI Composites, Inc.(a)	106,433	1,573,080
Total		4,204,984
Machinery 3.9%
Albany International Corp., Class A	37,532	1,776,390
Chart Industries, Inc.(a)	54,099	1,567,789
Mueller Industries, Inc.	53,684	1,285,195
Mueller Water Products, Inc., Class A	135,553	1,085,780
Proto Labs, Inc.(a)	32,862	2,501,784
Rexnord Corp.	161,520	3,661,658
SPX Corp.(a)	25,843	843,515
Standex International Corp.	22,751	1,115,254
Tennant Co.	25,140	1,456,863
Watts Water Technologies, Inc., Class A	21,572	1,826,070
Total		17,120,298
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.4%
ASGN, Inc.(a)	96,570	3,410,852
Insperity, Inc.	46,320	1,727,736
Korn/Ferry International	41,874	1,018,376
Total		6,156,964
Road & Rail 0.2%
Saia, Inc.(a)	15,000	1,103,100
Trading Companies & Distributors 1.3%
Applied Industrial Technologies, Inc.	36,025	1,647,063
Foundation Building Materials, Inc.(a)	96,804	996,113
SiteOne Landscape Supply, Inc.(a)	18,740	1,379,639
Systemax, Inc.	89,503	1,586,888
Total		5,609,703
Total Industrials		66,153,616
Information Technology 26.3%
Communications Equipment 1.0%
Ciena Corp.(a)	38,440	1,530,296
Netscout Systems, Inc.(a)	60,261	1,426,378
Viavi Solutions, Inc.(a)	112,561	1,261,809
Total		4,218,483
Electronic Equipment, Instruments & Components 3.7%
Benchmark Electronics, Inc.	63,285	1,265,067
ePlus, Inc.(a)	46,224	2,894,547
Fabrinet(a)	38,976	2,126,531
II-VI, Inc.(a)	73,081	2,082,808
Itron, Inc.(a)	23,271	1,299,220
Novanta, Inc.(a)	45,290	3,617,765
Plexus Corp.(a)	58,551	3,194,543
Total		16,480,481
IT Services 2.1%
Endava PLC, ADR(a)	47,278	1,662,295
Evo Payments, Inc., Class A(a)	77,100	1,179,630
ExlService Holdings, Inc.(a)	23,924	1,244,766
Fastly, Inc.(a)	32,000	607,360
LiveRamp Holdings, Inc.(a)	23,000	757,160
TTEC Holdings, Inc.	37,664	1,383,022
Virtusa Corp.(a)	93,726	2,661,818
Total		9,496,051

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2020	135

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.9%
Ambarella, Inc.(a)	38,094	1,849,845
Diodes, Inc.(a)	47,870	1,945,197
Entegris, Inc.	56,794	2,542,667
Formfactor, Inc.(a)	76,013	1,527,101
Impinj, Inc.(a)	46,830	782,529
Inphi Corp.(a)	26,918	2,131,098
Photronics, Inc.(a)	142,174	1,458,705
Power Integrations, Inc.	22,559	1,992,637
Semtech Corp.(a)	135,498	5,081,175
Silicon Laboratories, Inc.(a)	27,311	2,332,633
Total		21,643,587
Software 14.6%
Bill.com Holdings, Inc.(a)	2,900	99,180
Blackline, Inc.(a)	35,189	1,851,293
Bottomline Technologies de, Inc.(a)	35,276	1,292,865
Box, Inc., Class A(a)	91,067	1,278,581
CommVault Systems, Inc.(a)	43,908	1,777,396
Cornerstone OnDemand, Inc.(a)	33,556	1,065,403
Descartes Systems Group, Inc. (The)(a)	64,894	2,231,705
Envestnet, Inc.(a)	124,022	6,669,903
Everbridge, Inc.(a)	31,240	3,322,686
Five9, Inc.(a)	71,135	5,438,982
Globant SA(a)	20,170	1,772,540
j2 Global, Inc.	39,153	2,930,602
Mimecast Ltd.(a)	49,540	1,748,762
New Relic, Inc.(a)	52,177	2,412,665
OneSpan, Inc.(a)	79,432	1,441,691
Pegasystems, Inc.	49,755	3,544,049
PROS Holdings, Inc.(a)	31,400	974,342
Q2 Holdings, Inc.(a)	71,668	4,232,712
Qualys, Inc.(a)	26,071	2,267,916
Rapid7, Inc.(a)	107,110	4,641,076
Sprout Social, Inc., Class A(a)	55,592	887,248
SPS Commerce, Inc.(a)	106,330	4,945,408
Talend SA, ADR(a)	96,975	2,175,149
Upland Software, Inc.(a)	12,497	335,170
Varonis Systems, Inc.(a)	23,009	1,464,983
Common Stocks (continued)
Issuer	Shares	Value ($)
Verint Systems, Inc.(a)	65,347	2,809,921
Workiva, Inc.(a)	35,806	1,157,608
Total		64,769,836
Total Information Technology		116,608,438
Materials 1.6%
Chemicals 1.2%
Balchem Corp.	30,130	2,974,434
Innospec, Inc.	21,000	1,459,290
PQ Group Holdings, Inc.(a)	58,590	638,631
Total		5,072,355
Metals & Mining 0.4%
Carpenter Technology Corp.	20,004	390,078
Materion Corp.	41,754	1,461,807
Total		1,851,885
Total Materials		6,924,240
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITS) 2.1%
CareTrust REIT, Inc.	177,071	2,618,880
EastGroup Properties, Inc.	15,448	1,614,007
QTS Realty Trust Inc., Class A	83,810	4,861,818
Total		9,094,705
Real Estate Management & Development 0.2%
RMR Group, Inc. (The), Class A	34,498	930,411
Total Real Estate		10,025,116
Utilities 0.6%
Electric Utilities 0.3%
PNM Resources, Inc.	30,142	1,145,396
Independent Power and Renewable Electricity Producers 0.3%
Ormat Technologies, Inc.	21,846	1,478,101
Total Utilities		2,623,497
Total Common Stocks (Cost $505,243,516)		438,529,007

136	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2020 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	5,626,774	5,623,960
Total Money Market Funds (Cost $5,626,178)		5,623,960
Total Investments in Securities (Cost: $510,869,694)		444,152,967
Other Assets & Liabilities, Net		(653,979)
Net Assets		443,498,988
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	7,335,152	21,919,335	(23,627,713)	5,626,774	(1,319)	(2,016)	32,452	5,623,960
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2020	137